MML Conservative Allocation Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 42.4%
Invesco Oppenheimer V.I. International Growth Fund, Series I	97,299	$235,464
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	5,720	544,517
Invesco V.I. Global Fund, Series I	2,417	116,104
Invesco V.I. Main Street Fund, Series I	33,026	1,111,646
MML Blue Chip Growth Fund, Initial Class (a)	972,982	18,292,064
MML Equity Income Fund, Initial Class (a)	1,106,661	14,043,525
MML Equity Index Fund, Class III (a)	9,212	308,863
MML Focused Equity Fund, Class II (a)	2,782,214	22,508,111
MML Foreign Fund, Initial Class (a)	691,071	7,124,941
MML Fundamental Equity Fund, Class II (a)	1,141,975	13,452,460
MML Fundamental Value Fund, Class II (a)	789,703	11,790,259
MML Global Fund, Class I (a)	470,583	6,479,926
MML Income & Growth Fund, Initial Class (a)	910,751	11,457,252
MML International Equity Fund, Class II (a)	1,401,100	14,263,198
MML Large Cap Growth Fund, Initial Class (a)	702,957	9,742,990
MML Mid Cap Growth Fund, Initial Class (a)	585,335	8,510,768
MML Mid Cap Value Fund, Initial Class (a)	576,559	7,431,848
MML Small Cap Growth Equity Fund, Initial Class (a)	64,801	905,828
MML Small Company Value Fund, Class II (a)	235,103	4,001,461
MML Small/Mid Cap Value Fund, Initial Class (a)	148,458	2,069,506
MML Strategic Emerging Markets Fund, Class II (a)	463,909	4,049,925
		158,440,656
Fixed Income Funds — 57.7%
Invesco V.I. Global Strategic Income Fund, Series I	2,344,806	9,918,530
MML Dynamic Bond Fund, Class II (a)	4,521,572	43,226,229
MML High Yield Fund, Class II (a)	314,630	3,042,469
MML Inflation-Protected and Income Fund, Initial Class (a)	1,181,104	12,685,061
MML Managed Bond Fund, Initial Class (a)	6,419,580	78,405,766
MML Short-Duration Bond Fund, Class II (a)	2,051,579	18,874,527
MML Total Return Bond Fund, Class II (a)	5,030,366	49,347,891
		215,500,473

TOTAL MUTUAL FUNDS (Cost $370,825,406)		373,941,129

TOTAL LONG-TERM INVESTMENTS (Cost $370,825,406)		373,941,129

TOTAL INVESTMENTS — 100.1% (Cost $370,825,406) (b)		373,941,129

Other Assets/(Liabilities) — (0.1)%		(288,459)

NET ASSETS — 100.0%		$373,652,670

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Balanced Allocation Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 49.1%
Invesco Oppenheimer V.I. International Growth Fund, Series I	199,831	$483,590
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	4,848	461,498
Invesco V.I. Global Fund, Series I	3,822	183,556
Invesco V.I. Main Street Fund, Series I	16,712	562,523
MML Blue Chip Growth Fund, Initial Class (a)	1,214,978	22,841,580
MML Equity Income Fund, Initial Class (a)	1,477,250	18,746,299
MML Equity Index Fund, Class III (a)	16,739	561,274
MML Focused Equity Fund, Class II (a)	3,627,656	29,347,740
MML Foreign Fund, Initial Class (a)	937,135	9,661,867
MML Fundamental Equity Fund, Class II (a)	1,536,970	18,105,508
MML Fundamental Value Fund, Class II (a)	1,002,580	14,968,519
MML Global Fund, Class I (a)	894,513	12,317,446
MML Income & Growth Fund, Initial Class (a)	1,196,368	15,050,307
MML International Equity Fund, Class II (a)	2,038,731	20,754,281
MML Large Cap Growth Fund, Initial Class (a)	990,885	13,733,672
MML Mid Cap Growth Fund, Initial Class (a)	761,198	11,067,819
MML Mid Cap Value Fund, Initial Class (a)	845,087	10,893,175
MML Small Cap Growth Equity Fund, Initial Class (a)	101,081	1,412,959
MML Small Company Value Fund, Class II (a)	286,403	4,874,572
MML Small/Mid Cap Value Fund, Initial Class (a)	203,638	2,838,716
MML Strategic Emerging Markets Fund, Class II (a)	413,916	3,613,484
		212,480,385
Fixed Income Funds — 51.0%
Invesco V.I. Global Strategic Income Fund, Series I	2,178,596	9,215,463
MML Dynamic Bond Fund, Class II (a)	4,601,988	43,995,001
MML High Yield Fund, Class II (a)	334,555	3,235,143
MML Inflation-Protected and Income Fund, Initial Class (a)	1,383,093	14,854,417
MML Managed Bond Fund, Initial Class (a)	6,417,726	78,383,121
MML Short-Duration Bond Fund, Class II (a)	2,116,869	19,475,190
MML Total Return Bond Fund, Class II (a)	5,266,136	51,660,793
		220,819,128

TOTAL MUTUAL FUNDS (Cost $418,025,330)		433,299,513

TOTAL LONG-TERM INVESTMENTS (Cost $418,025,330)		433,299,513

TOTAL INVESTMENTS — 100.1% (Cost $418,025,330) (b)		433,299,513

Other Assets/(Liabilities) — (0.1)%		(332,426)

NET ASSETS — 100.0%		$432,967,087

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Moderate Allocation Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 62.3%
Invesco Oppenheimer V.I. International Growth Fund, Series I	103,465	$250,385
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	5,555	528,803
Invesco V.I. Global Fund, Series I	6,317	303,382
MML Blue Chip Growth Fund, Initial Class (a)	5,734,857	107,815,309
MML Equity Income Fund, Initial Class (a)	6,614,455	83,937,431
MML Equity Index Fund, Class III (a)	73,137	2,452,268
MML Focused Equity Fund, Class II (a)	17,501,525	141,587,337
MML Foreign Fund, Initial Class (a)	4,084,579	42,112,006
MML Fundamental Equity Fund, Class II (a)	7,022,818	82,728,792
MML Fundamental Value Fund, Class II (a)	4,785,609	71,449,147
MML Global Fund, Class I (a)	4,168,508	57,400,359
MML Income & Growth Fund, Initial Class (a)	5,451,080	68,574,592
MML International Equity Fund, Class II (a)	9,832,161	100,091,399
MML Large Cap Growth Fund, Initial Class (a)	4,274,539	59,245,105
MML Mid Cap Growth Fund, Initial Class (a)	3,448,549	50,141,909
MML Mid Cap Value Fund, Initial Class (a)	3,692,955	47,602,185
MML Small Cap Growth Equity Fund, Initial Class (a)	666,798	9,320,866
MML Small Company Value Fund, Class II (a)	1,432,940	24,388,636
MML Small/Mid Cap Value Fund, Initial Class (a)	1,002,264	13,971,558
MML Strategic Emerging Markets Fund, Class II (a)	2,339,650	20,425,148
		984,326,617
Fixed Income Funds — 37.8%
Invesco V.I. Global Strategic Income Fund, Series I	4,069,674	17,214,722
MML Dynamic Bond Fund, Class II (a)	12,931,756	123,627,590
MML High Yield Fund, Class II (a)	1,182,293	11,432,772
MML Inflation-Protected and Income Fund, Initial Class (a)	3,324,045	35,700,245
MML Managed Bond Fund, Initial Class (a)	18,028,152	220,187,469
MML Short-Duration Bond Fund, Class II (a)	5,982,811	55,041,861
MML Total Return Bond Fund, Class II (a)	13,665,970	134,063,165
		597,267,824

TOTAL MUTUAL FUNDS (Cost $1,512,919,215)		1,581,594,441

TOTAL LONG-TERM INVESTMENTS (Cost $1,512,919,215)		1,581,594,441

TOTAL INVESTMENTS — 100.1% (Cost $1,512,919,215) (b)		1,581,594,441

Other Assets/(Liabilities) — (0.1)%		(1,221,590)

NET ASSETS — 100.0%		$1,580,372,851

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Growth Allocation Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 75.4%
Invesco Oppenheimer V.I. International Growth Fund, Series I	181,923	$440,253
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	6,427	611,868
Invesco V.I. Global Fund, Series I	12,796	614,613
MML Blue Chip Growth Fund, Initial Class (a)	4,954,800	93,150,248
MML Equity Income Fund, Initial Class (a)	5,634,901	71,506,889
MML Equity Index Fund, Class III (a)	68,877	2,309,460
MML Focused Equity Fund, Class II (a)	13,569,460	109,776,930
MML Foreign Fund, Initial Class (a)	3,427,184	35,334,264
MML Fundamental Equity Fund, Class II (a)	6,223,060	73,307,644
MML Fundamental Value Fund, Class II (a)	4,052,929	60,510,225
MML Global Fund, Class I (a)	3,312,561	45,613,968
MML Income & Growth Fund, Initial Class (a)	4,728,701	59,487,065
MML International Equity Fund, Class II (a)	7,979,349	81,229,768
MML Large Cap Growth Fund, Initial Class (a)	4,173,004	57,837,833
MML Mid Cap Growth Fund, Initial Class (a)	2,960,099	43,039,846
MML Mid Cap Value Fund, Initial Class (a)	3,103,184	40,000,044
MML Small Cap Growth Equity Fund, Initial Class (a)	749,687	10,479,525
MML Small Company Value Fund, Class II (a)	1,457,252	24,802,426
MML Small/Mid Cap Value Fund, Initial Class (a)	794,573	11,076,349
MML Strategic Emerging Markets Fund, Class II (a)	1,666,804	14,551,203
		835,680,421
Fixed Income Funds — 24.7%
Invesco V.I. Global Strategic Income Fund, Series I	2,911,655	12,316,301
MML Dynamic Bond Fund, Class II (a)	5,951,159	56,893,081
MML High Yield Fund, Class II (a)	450,979	4,360,962
MML Inflation-Protected and Income Fund, Initial Class (a)	1,488,529	15,986,801
MML Managed Bond Fund, Initial Class (a)	7,705,711	94,113,971
MML Short-Duration Bond Fund, Class II (a)	2,832,013	26,054,519
MML Total Return Bond Fund, Class II (a)	6,476,690	63,536,332
		273,261,967

TOTAL MUTUAL FUNDS (Cost $1,037,330,968)		1,108,942,388

TOTAL LONG-TERM INVESTMENTS (Cost $1,037,330,968)		1,108,942,388

TOTAL INVESTMENTS — 100.1% (Cost $1,037,330,968) (b)		1,108,942,388

Other Assets/(Liabilities) — (0.1)%		(726,068)

NET ASSETS — 100.0%		$1,108,216,320

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Aggressive Allocation Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 90.2%
Invesco Oppenheimer V.I. International Growth Fund, Series I	65,800	$159,237
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	20,004	1,904,385
Invesco V.I. Global Fund, Series I	12,710	610,463
Invesco V.I. Main Street Fund, Series I	8,277	278,599
MML Blue Chip Growth Fund, Initial Class (a)	857,795	16,126,550
MML Equity Income Fund, Initial Class (a)	903,654	11,467,371
MML Equity Index Fund, Class III (a)	9,921	332,646
MML Focused Equity Fund, Class II (a)	2,432,102	19,675,702
MML Foreign Fund, Initial Class (a)	550,471	5,675,360
MML Fundamental Equity Fund, Class II (a)	988,887	11,649,090
MML Fundamental Value Fund, Class II (a)	679,250	10,141,196
MML Global Fund, Class I (a)	212,565	2,927,027
MML Income & Growth Fund, Initial Class (a)	784,617	9,870,485
MML International Equity Fund, Class II (a)	1,322,081	13,458,786
MML Large Cap Growth Fund, Initial Class (a)	750,537	10,402,436
MML Mid Cap Growth Fund, Initial Class (a)	489,921	7,123,452
MML Mid Cap Value Fund, Initial Class (a)	523,404	6,746,681
MML Small Cap Growth Equity Fund, Initial Class (a)	146,753	2,051,393
MML Small Company Value Fund, Class II (a)	230,757	3,927,476
MML Small/Mid Cap Value Fund, Initial Class (a)	125,700	1,752,252
MML Strategic Emerging Markets Fund, Class II (a)	286,201	2,498,534
		138,779,121
Fixed Income Funds — 9.9%
Invesco V.I. Global Strategic Income Fund, Series I	269,981	1,142,020
MML Dynamic Bond Fund, Class II (a)	306,500	2,930,141
MML High Yield Fund, Class II (a)	63,439	613,452
MML Inflation-Protected and Income Fund, Initial Class (a)	33,553	360,364
MML Managed Bond Fund, Initial Class (a)	432,895	5,287,173
MML Short-Duration Bond Fund, Class II (a)	253,503	2,332,223
MML Total Return Bond Fund, Class II (a)	265,838	2,607,871
		15,273,244

TOTAL MUTUAL FUNDS (Cost $145,398,303)		154,052,365

TOTAL LONG-TERM INVESTMENTS (Cost $145,398,303)		154,052,365

TOTAL INVESTMENTS — 100.1% (Cost $145,398,303) (b)		154,052,365

Other Assets/(Liabilities) — (0.1)%		(109,334)

NET ASSETS — 100.0%		$153,943,031

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML American Funds Growth Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 100.1%
American Funds Insurance Series Growth Fund, Class 1	2,265,626	$263,514,904

TOTAL MUTUAL FUNDS (Cost $187,177,515)		263,514,904

TOTAL INVESTMENTS — 100.1% (Cost $187,177,515) (a)		263,514,904

Other Assets/(Liabilities) — (0.1)%		(281,507)

NET ASSETS — 100.0%		$263,233,397

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML American Funds International Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 100.1%
American Funds Insurance Series International Fund, Class 1	2,631,057	$53,989,297
		53,989,297

TOTAL MUTUAL FUNDS (Cost $51,143,718)		53,989,297

TOTAL INVESTMENTS — 100.1% (Cost $51,143,718) (a)		53,989,297

Other Assets/(Liabilities) — (0.1)%		(78,922)

NET ASSETS — 100.0%		$53,910,375

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML American Funds Core Allocation Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%

Equity Funds — 66.5%
American Funds Insurance Series® Growth-Income Fund, Class 1	3,583,044	$228,275,724
American Funds Insurance Series® International Fund, Class 1	4,279,886	87,823,250
American Funds Insurance Series® Washington Mutual Investors Fund, Class 1	14,166,851	251,178,276
		567,277,250
Fixed Income Funds — 33.6%
American Funds Insurance Series® The Bond Fund Of America, Class 1	27,019,459	287,216,848

TOTAL MUTUAL FUNDS (Cost $743,177,057)		854,494,098

TOTAL LONG-TERM INVESTMENTS (Cost $743,177,057)		854,494,098

TOTAL INVESTMENTS — 100.1% (Cost $743,177,057) (a)		854,494,098

Other Assets/(Liabilities) — (0.1)%		(899,390)

NET ASSETS — 100.0%		$853,594,708

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	See Note 3 for aggregate cost for federal tax purposes.

MML Blue Chip Growth Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.6%
Basic Materials — 0.4%
Chemicals — 0.4%
Linde PLC	5,592	$1,786,253
The Sherwin-Williams Co.	1,137	283,818
		2,070,071
		2,070,071
Communications — 32.9%
Internet — 32.3%
Alphabet, Inc. Class A (a)	3,545	9,859,886
Alphabet, Inc. Class C (a)	15,552	43,436,580
Amazon.com, Inc. (a)	17,977	58,604,121
Booking Holdings, Inc. (a)	1,439	3,379,419
DoorDash, Inc., Class A (a)	36,577	4,286,459
JD.COM, Inc., Class A, Lockup Shares (Acquired 1/20/22, Cost $101,577)) (a) (b) (c)	2,785	77,488
Meta Platforms, Inc. Class A (a)	121,380	26,990,057
Netflix, Inc. (a)	22,340	8,368,341
Opendoor Technologies, Inc. (a) (d)	95,590	826,853
Pinterest, Inc. Class A (a)	62,619	1,541,054
Sea Ltd. ADR (a)	55,657	6,667,152
Shopify, Inc. Class A (a)	5,496	3,715,076
Snap, Inc. Class A (a)	194,039	6,983,464
Spotify Technology SA (a)	9,282	1,401,768
Tencent Holdings Ltd.	58,500	2,759,761
		178,897,479
Media — 0.4%
The Walt Disney Co. (a)	16,050	2,201,418
Telecommunications — 0.2%
T-Mobile US, Inc. (a)	11,153	1,431,488
		182,530,385
Consumer, Cyclical — 10.5%
Apparel — 0.8%
NIKE, Inc. Class B	35,573	4,786,703
Auto Manufacturers — 5.1%
Rivian Automotive, Inc. Class A (a)	25,755	1,293,931
Rivian Automotive, Inc., Lockup Shares (Acquired 1/19/21-11/18/21, Cost $2,867,931) (a) (b) (c)	58,223	2,778,867

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Tesla, Inc. (a)	22,355	$24,089,748
		28,162,546
Retail — 4.6%
Carvana Co. (a) (d)	35,738	4,263,186
Chipotle Mexican Grill, Inc. (a)	3,106	4,913,785
Dollar General Corp.	20,823	4,635,825
Lululemon Athletica, Inc. (a)	14,228	5,196,492
Ross Stores, Inc.	46,946	4,246,735
Starbucks Corp.	13,384	1,217,543
The TJX Cos., Inc.	16,156	978,730
		25,452,296
		58,401,545
Consumer, Non-cyclical — 14.5%
Commercial Services — 2.9%
Adyen NV (a)	39,903	788,882
Affirm Holdings, Inc. (a) (d)	21,876	1,012,421
Ant International Co. Ltd., Class C (Acquired 6/07/18, Cost $775,038) (a) (b) (c) (e)	203,348	579,542
Block, Inc. (a)	25,990	3,524,244
Cintas Corp.	1,936	823,555
PayPal Holdings, Inc. (a)	34,151	3,949,563
S&P Global, Inc.	10,567	4,334,372
TransUnion	10,740	1,109,872
		16,122,451
Health Care – Products — 5.4%
Align Technology, Inc. (a)	2,774	1,209,464
Danaher Corp.	26,045	7,639,780
Intuitive Surgical, Inc. (a)	33,644	10,149,722
Stryker Corp.	19,217	5,137,665
Teleflex, Inc.	4,916	1,744,344
Thermo Fisher Scientific, Inc.	7,038	4,156,995
		30,037,970
Health Care – Services — 3.7%
HCA Healthcare, Inc.	13,525	3,389,635
Humana, Inc.	5,704	2,482,210
UnitedHealth Group, Inc.	28,238	14,400,533
		20,272,378
Pharmaceuticals — 2.5%
AstraZeneca PLC Sponsored ADR	25,228	1,673,625
Eli Lilly & Co.	29,715	8,509,485
Zoetis, Inc.	19,616	3,699,381
		13,882,491
		80,315,290

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 7.9%
Banks — 1.1%
The Goldman Sachs Group, Inc.	18,373	$6,064,927
Diversified Financial Services — 6.2%
The Charles Schwab Corp.	40,357	3,402,499
Mastercard, Inc. Class A	37,345	13,346,356
Visa, Inc. Class A	79,235	17,571,946
		34,320,801
Insurance — 0.6%
Chubb Ltd.	10,634	2,274,613
Marsh & McLennan Cos., Inc.	7,168	1,221,570
		3,496,183
		43,881,911
Industrial — 0.5%
Electronics — 0.2%
TE Connectivity Ltd.	7,686	1,006,712
Miscellaneous - Manufacturing — 0.3%
General Electric Co.	20,380	1,864,770
		2,871,482
Technology — 32.9%
Computers — 7.7%
Apple, Inc.	214,987	37,538,880
Crowdstrike Holdings, Inc. Class A (a)	3,172	720,298
Fortinet, Inc. (a)	13,243	4,525,663
		42,784,841
Semiconductors — 8.2%
Advanced Micro Devices, Inc. (a)	64,394	7,040,840
ASML Holding NV	7,964	5,319,394
Marvell Technology, Inc.	41,410	2,969,511
Monolithic Power Systems, Inc.	5,031	2,443,456
NVIDIA Corp.	81,974	22,367,426
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	20,203	2,106,365
Texas Instruments, Inc.	16,141	2,961,551
		45,208,543
Software — 17.0%
Atlassian Corp. PLC Class A (a)	13,294	3,906,176
Bill.com Holdings, Inc. (a)	17,872	4,053,191
Canva, Inc. (Acquired 8/16/21, Cost $582,930) (a) (b) (c) (e)	342	466,830
Confluent, Inc. Class A (a)	21,787	893,267
Datadog, Inc. Class A (a)	10,623	1,609,066
DocuSign, Inc. (a)	14,185	1,519,497
Gusto, Inc. (Acquired 10/04/21, Cost $193,055) (a) (b) (c) (e)	6,706	192,813
HashiCorp, Inc. Class A (a) (d)	4,850	261,900
Intuit, Inc.	20,695	9,950,984
Microsoft Corp.	120,955	37,291,636

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MongoDB, Inc. (a)	9,585	$4,251,810
MSCI, Inc.	1,430	719,118
Paycom Software, Inc. (a)	1,360	471,077
Roper Technologies, Inc.	6,896	3,256,498
ServiceNow, Inc. (a)	26,187	14,583,278
Snowflake, Inc. Class A (a)	6,690	1,532,880
Synopsys, Inc. (a)	20,681	6,892,357
Twilio, Inc. Class A (a)	3,347	551,619
Veeva Systems, Inc. Class A (a)	7,482	1,589,626
		93,993,623
		181,987,007

TOTAL COMMON STOCK (Cost $361,436,479)		552,057,691

PREFERRED STOCK — 0.2%
Technology — 0.2%
Software — 0.2%
Canva, Inc., Series A (Acquired 11/04/21-12/17/21, Cost $37,502) (a) (b) (c) (e)	22	30,030
Canva, Inc., Series A-3 (Acquired 12/17/21, Cost $3,408) (a) (b) (c) (e)	2	2,730
Databricks, Inc., Series G (Acquired 2/01/21, Cost $172,224) (a) (b) (c) (e)	971	161,069
Databricks, Inc., Series H (Acquired 8/31/21, Cost $542,974) (a) (b) (c) (e)	2,463	408,562
Gusto, Inc., Series E (Acquired 7/13/21, Cost $254,865) (a) (b) (c) (e)	8,385	254,865
		857,256

TOTAL PREFERRED STOCK (Cost $1,010,973)		857,256

TOTAL EQUITIES (Cost $362,447,452)		552,914,947

MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	1,288,549	1,288,549

TOTAL MUTUAL FUNDS (Cost $1,288,549)		1,288,549

TOTAL LONG-TERM INVESTMENTS (Cost $363,736,001)		554,203,496

SHORT-TERM INVESTMENTS — 0.3%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	100	100

	Principal Amount
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (g)	$1,773,199	1,773,199

MML Blue Chip Growth Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL SHORT-TERM INVESTMENTS (Cost $1,773,299)		$1,773,299

TOTAL INVESTMENTS — 100.3% (Cost $365,509,300) (h)		555,976,795

Other Assets/(Liabilities) — (0.3)%		(1,788,481)

NET ASSETS — 100.0%		$554,188,314

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $4,952,796 or 0.89% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At March 31, 2022, these securities amounted to a value of $4,952,796 or 0.89% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $3,018,685 or 0.54% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,815,667 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Investment was valued using significant unobservable inputs.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $1,773,199. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $1,808,709.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Income Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.6%

COMMON STOCK — 99.1%
Basic Materials — 5.4%
Chemicals — 3.8%
Akzo Nobel NV	15,896	$1,365,723
CF Industries Holdings, Inc.	95,814	9,874,591
DuPont de Nemours, Inc.	3,976	292,554
International Flavors & Fragrances, Inc.	34,563	4,539,159
RPM International, Inc.	9,524	775,634
		16,847,661
Forest Products & Paper — 1.6%
International Paper Co.	161,658	7,460,517
		24,308,178
Communications — 5.0%
Media — 4.1%
Comcast Corp. Class A	141,018	6,602,463
Fox Corp. Class B	50,826	1,843,967
News Corp. Class A	228,131	5,053,102
The Walt Disney Co. (a)	35,269	4,837,496
		18,337,028
Telecommunications — 0.9%
AT&T, Inc.	58,961	1,393,248
Cisco Systems, Inc.	39,227	2,187,298
Verizon Communications, Inc.	7,674	390,914
		3,971,460
		22,308,488
Consumer, Cyclical — 4.9%
Airlines — 0.3%
Southwest Airlines Co. (a)	27,804	1,273,423
Auto Manufacturers — 1.3%
PACCAR, Inc.	24,080	2,120,725
Volkswagen AG ADR	228,973	3,926,887
		6,047,612
Lodging — 0.7%
Las Vegas Sands Corp. (a)	81,537	3,169,343
Retail — 1.9%
Kohl's Corp.	52,915	3,199,241

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The TJX Cos., Inc.	45,494	$2,756,027
Walmart, Inc.	16,308	2,428,587
		8,383,855
Toys, Games & Hobbies — 0.7%
Mattel, Inc. (a)	140,770	3,126,502
		22,000,735
Consumer, Non-cyclical — 24.3%
Agriculture — 1.3%
Altria Group, Inc.	11,793	616,184
Philip Morris International, Inc.	54,821	5,149,885
		5,766,069
Beverages — 0.6%
The Coca-Cola Co.	42,276	2,621,112
Biotechnology — 0.3%
Biogen, Inc. (a)	4,200	884,520
Gilead Sciences, Inc.	8,536	507,465
		1,391,985
Commercial Services — 0.4%
Nielsen Holdings PLC	66,348	1,807,319
Food — 2.8%
Conagra Brands, Inc.	171,784	5,766,789
Mondelez International, Inc. Class A	4,800	301,344
Tyson Foods, Inc. Class A	72,730	6,518,790
		12,586,923
Health Care – Products — 2.1%
Medtronic PLC	55,920	6,204,324
Zimmer Biomet Holdings, Inc.	25,217	3,225,254
Zimvie, Inc.	2,521	57,580
		9,487,158
Health Care – Services — 3.7%
Anthem, Inc.	22,842	11,220,447
Centene Corp. (a)	35,373	2,978,053
UnitedHealth Group, Inc.	4,554	2,322,403
		16,520,903
Household Products & Wares — 1.4%
Kimberly-Clark Corp.	49,812	6,134,846
Pharmaceuticals — 11.7%
AbbVie, Inc.	62,078	10,063,465
AstraZeneca PLC Sponsored ADR	34,313	2,276,324
Becton Dickinson and Co.	28,294	7,526,204
Cardinal Health, Inc.	39,337	2,230,408
Cigna Corp.	20,398	4,887,565
CVS Health Corp.	60,024	6,075,029

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
GlaxoSmithKline PLC	25,169	$542,743
Johnson & Johnson	32,113	5,691,387
Merck & Co., Inc.	42,685	3,502,304
Organon & Co.	2,021	70,594
Pfizer, Inc.	100,335	5,194,343
Sanofi	26,969	2,750,413
Sanofi Sponsored ADR	29,386	1,508,677
		52,319,456
		108,635,771
Energy — 6.8%
Oil & Gas — 5.5%
Chevron Corp.	5,786	942,134
EOG Resources, Inc.	38,606	4,602,993
Exxon Mobil Corp.	57,811	4,774,611
Hess Corp.	18,600	1,990,944
Occidental Petroleum Corp.	31,359	1,779,310
TotalEnergies SE (b)	163,037	8,272,291
TotalEnergies SE Sponsored ADR	45,415	2,295,274
		24,657,557
Pipelines — 1.3%
Enbridge, Inc.	7,500	345,675
Targa Resources Corp.	4,013	302,861
TC Energy Corp.	87,620	4,943,521
		5,592,057
		30,249,614
Financial — 26.4%
Banks — 10.9%
Bank of America Corp.	56,861	2,343,810
The Bank of New York Mellon Corp.	9,097	451,484
Citigroup, Inc.	42,340	2,260,956
Fifth Third Bancorp	127,702	5,496,294
The Goldman Sachs Group, Inc.	15,348	5,066,375
Huntington Bancshares, Inc.	349,692	5,112,497
JP Morgan Chase & Co.	18,115	2,469,437
Morgan Stanley	40,377	3,528,950
The PNC Financial Services Group, Inc.	7,730	1,425,798
State Street Corp.	60,308	5,254,033
Wells Fargo & Co.	319,236	15,470,177
		48,879,811
Diversified Financial Services — 0.7%
The Charles Schwab Corp.	31,005	2,614,031
Franklin Resources, Inc.	13,702	382,560
Raymond James Financial, Inc.	2,937	322,806
		3,319,397
Insurance — 10.2%
American International Group, Inc.	196,222	12,316,855
Chubb Ltd.	40,083	8,573,754

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Equitable Holdings, Inc.	168,430	$5,206,171
The Hartford Financial Services Group, Inc.	30,997	2,225,894
Loews Corp.	120,430	7,806,273
Marsh & McLennan Cos., Inc.	4,178	712,015
MetLife, Inc.	120,639	8,478,509
		45,319,471
Real Estate Investment Trusts (REITS) — 4.6%
Equity Residential	78,399	7,049,638
Rayonier, Inc.	89,064	3,662,312
Vornado Realty Trust	13,024	590,248
Welltower, Inc.	18,601	1,788,300
Weyerhaeuser Co.	196,290	7,439,391
		20,529,889
		118,048,568
Industrial — 9.9%
Aerospace & Defense — 2.6%
The Boeing Co. (a)	19,978	3,825,787
L3 Harris Technologies, Inc.	30,530	7,585,789
		11,411,576
Electronics — 0.3%
TE Connectivity Ltd.	10,077	1,319,885
Environmental Controls — 0.8%
Stericycle, Inc. (a)	63,366	3,733,525
Machinery – Diversified — 0.1%
Flowserve Corp.	12,573	451,371
Miscellaneous - Manufacturing — 3.4%
3M Co.	5,087	757,353
General Electric Co.	124,832	11,422,128
Siemens AG Sponsored ADR	44,104	3,049,350
		15,228,831
Transportation — 2.7%
United Parcel Service, Inc. Class B	55,394	11,879,797
		44,024,985
Technology — 7.6%
Semiconductors — 4.8%
Applied Materials, Inc.	30,693	4,045,337
NXP Semiconductor NV	5,781	1,069,948
QUALCOMM, Inc.	73,393	11,215,918
Texas Instruments, Inc.	26,471	4,856,899
		21,188,102
Software — 2.8%
Citrix Systems, Inc.	33,294	3,359,365
Fiserv, Inc. (a)	24,794	2,514,112

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Microsoft Corp.	21,694	$6,688,477
		12,561,954
		33,750,056
Utilities — 8.8%
Electric — 7.5%
Ameren Corp.	33,365	3,128,303
Dominion Energy, Inc.	58,498	4,970,575
NextEra Energy, Inc.	27,261	2,309,279
Sempra Energy	56,128	9,436,239
The Southern Co.	161,892	11,738,789
Xcel Energy, Inc.	26,900	1,941,373
		33,524,558
Gas — 1.3%
NiSource, Inc.	178,525	5,677,095
		39,201,653

TOTAL COMMON STOCK (Cost $319,297,851)		442,528,048

PREFERRED STOCK — 1.5%
Consumer, Non-cyclical — 0.4%
Pharmaceuticals — 0.4%
Becton Dickinson and Co. Convertible 6.000% (b)	31,874	1,683,585
Utilities — 1.1%
Electric — 0.8%
NextEra Energy, Inc. Convertible	26,869	1,401,218
Southern Co. Convertible 6.75%	35,696	1,949,359
		3,350,577
Gas — 0.3%
NiSource, Inc. 7.750%	13,065	1,554,474
		4,905,051

TOTAL PREFERRED STOCK (Cost $5,995,683)		6,588,636

TOTAL EQUITIES (Cost $325,293,534)		449,116,684

MML Equity Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 2.1%

Diversified Financial Services — 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	9,238,457	$9,238,457

TOTAL MUTUAL FUNDS (Cost $9,238,457)		9,238,457

TOTAL LONG-TERM INVESTMENTS (Cost $334,531,991)		458,355,141

SHORT-TERM INVESTMENTS — 1.2%
Mutual Fund — 0.0%
T. Rowe Price Government Reserve Investment Fund	1,075	1,075

	Principal Amount
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (d)	$5,600,854	5,600,854

TOTAL SHORT-TERM INVESTMENTS (Cost $5,601,929)		5,601,929

TOTAL INVESTMENTS — 103.9% (Cost $340,133,920) (e)		463,957,070

Other Assets/(Liabilities) — (3.9)%		(17,247,140)

NET ASSETS — 100.0%		$446,709,930

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $9,264,021 or 2.07% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $494,592 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $5,600,854. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $5,712,875.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Index Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Basic Materials — 2.1%
Chemicals — 1.6%
Air Products & Chemicals, Inc.	4,221	$1,054,870
Albemarle Corp.	2,220	490,953
Celanese Corp.	2,062	294,598
CF Industries Holdings, Inc.	4,083	420,794
Dow, Inc.	14,060	895,903
DuPont de Nemours, Inc.	9,764	718,435
Eastman Chemical Co.	2,456	275,219
Ecolab, Inc.	4,744	837,601
FMC Corp.	2,413	317,478
International Flavors & Fragrances, Inc.	4,842	635,900
Linde PLC	9,757	3,116,679
LyondellBasell Industries NV Class A	4,998	513,894
The Mosaic Co.	7,097	471,951
PPG Industries, Inc.	4,516	591,912
The Sherwin-Williams Co.	4,591	1,146,005
		11,782,192
Forest Products & Paper — 0.0%
International Paper Co.	7,333	338,418
Iron & Steel — 0.1%
Nucor Corp.	5,178	769,710
Mining — 0.4%
Freeport-McMoRan, Inc.	27,919	1,388,691
Newmont Corp.	15,159	1,204,383
		2,593,074
		15,483,394
Communications — 14.3%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	7,539	267,257
Omnicom Group, Inc.	4,035	342,491
		609,748
Internet — 10.5%
Alphabet, Inc. Class A (a)	5,725	15,923,229
Alphabet, Inc. Class C (a)	5,288	14,769,331
Amazon.com, Inc. (a)	8,330	27,155,384
Booking Holdings, Inc. (a)	781	1,834,139
CDW Corp.	2,582	461,894
eBay, Inc.	11,904	681,623

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Etsy, Inc. (a)	2,411	$299,639
Expedia Group, Inc. (a)	2,860	559,616
F5, Inc. (a)	1,155	241,337
Match Group, Inc. (a)	5,382	585,239
Meta Platforms, Inc. Class A (a)	43,956	9,774,056
Netflix, Inc. (a)	8,451	3,165,660
NortonLifeLock, Inc.	11,138	295,380
Twitter, Inc. (a)	15,201	588,127
VeriSign, Inc. (a)	1,838	408,881
		76,743,535
Media — 1.6%
Charter Communications, Inc. Class A (a)	2,269	1,237,785
Comcast Corp. Class A	86,116	4,031,951
Discovery, Inc. Class A (a)	3,287	81,912
Discovery, Inc. Class C (a)	5,819	145,300
DISH Network Corp. Class A (a)	4,769	150,939
FactSet Research Systems, Inc.	720	312,588
Fox Corp. Class A	6,048	238,594
Fox Corp. Class B	2,839	102,999
News Corp. Class A	7,585	168,008
News Corp. Class B	2,302	51,841
Paramount Global Class B	11,502	434,891
The Walt Disney Co. (a)	34,658	4,753,691
		11,710,499
Telecommunications — 2.1%
Arista Networks, Inc. (a)	4,264	592,611
AT&T, Inc.	135,938	3,212,215
Cisco Systems, Inc.	80,287	4,476,803
Corning, Inc.	14,220	524,860
Juniper Networks, Inc.	6,229	231,470
Lumen Technologies, Inc.	17,705	199,535
Motorola Solutions, Inc.	3,210	777,462
T-Mobile US, Inc. (a)	11,177	1,434,568
Verizon Communications, Inc.	79,914	4,070,819
		15,520,343
		104,584,125
Consumer, Cyclical — 9.7%
Airlines — 0.2%
Alaska Air Group, Inc. (a)	2,429	140,906
American Airlines Group, Inc. (a) (b)	12,261	223,763
Delta Air Lines, Inc. (a)	12,183	482,082
Southwest Airlines Co. (a)	11,276	516,441
United Airlines Holdings, Inc. (a)	6,200	287,432
		1,650,624
Apparel — 0.6%
NIKE, Inc. Class B	24,296	3,269,270
PVH Corp.	1,367	104,726
Ralph Lauren Corp.	881	99,941
Tapestry, Inc.	5,025	186,679
Under Armour, Inc. Class A (a)	3,671	62,480

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Under Armour, Inc. Class C (a)	4,132	$64,294
VF Corp.	6,175	351,110
		4,138,500
Auto Manufacturers — 2.9%
Cummins, Inc.	2,721	558,104
Ford Motor Co.	74,877	1,266,170
General Motors Co. (a)	27,660	1,209,848
PACCAR, Inc.	6,595	580,822
Tesla, Inc. (a)	15,936	17,172,634
		20,787,578
Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	5,142	615,549
BorgWarner, Inc.	4,594	178,706
		794,255
Distribution & Wholesale — 0.3%
Copart, Inc. (a)	4,058	509,157
Fastenal Co.	10,948	650,311
LKQ Corp.	5,095	231,364
Pool Corp.	759	320,943
W.W. Grainger, Inc.	821	423,464
		2,135,239
Entertainment — 0.1%
Caesars Entertainment, Inc. (a)	4,051	313,385
Live Nation Entertainment, Inc. (a)	2,554	300,453
Penn National Gaming, Inc. (a)	3,182	134,980
		748,818
Home Builders — 0.2%
D.R. Horton, Inc.	6,139	457,417
Lennar Corp. Class A	4,976	403,902
NVR, Inc. (a)	62	276,971
PulteGroup, Inc.	4,775	200,072
		1,338,362
Home Furnishing — 0.0%
Whirlpool Corp.	1,146	198,006
Housewares — 0.0%
Newell Brands, Inc.	7,253	155,287
Leisure Time — 0.1%
Carnival Corp. (a)	15,397	311,327
Norwegian Cruise Line Holdings Ltd. (a) (b)	7,936	173,640
Royal Caribbean Cruises Ltd. (a)	4,283	358,830
		843,797
Lodging — 0.4%
Hilton Worldwide Holdings, Inc. (a)	5,292	803,008
Las Vegas Sands Corp. (a)	6,587	256,037
Marriott International, Inc. Class A (a)	5,208	915,306

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MGM Resorts International	7,170	$300,710
Wynn Resorts Ltd. (a)	2,017	160,835
		2,435,896
Retail — 4.8%
Advance Auto Parts, Inc.	1,189	246,075
AutoZone, Inc. (a)	393	803,520
Bath & Body Works, Inc.	5,001	239,048
Best Buy Co., Inc.	4,121	374,599
CarMax, Inc. (a) (b)	3,082	297,351
Chipotle Mexican Grill, Inc. (a)	535	846,386
Costco Wholesale Corp.	8,441	4,860,750
Darden Restaurants, Inc.	2,463	327,456
Dollar General Corp.	4,411	982,021
Dollar Tree, Inc. (a)	4,277	684,962
Domino's Pizza, Inc.	690	280,837
Genuine Parts Co.	2,708	341,262
The Home Depot, Inc.	19,878	5,950,082
Lowe's Cos., Inc.	12,826	2,593,289
McDonald's Corp.	14,225	3,517,558
O'Reilly Automotive, Inc. (a)	1,282	878,119
Ross Stores, Inc.	6,759	611,419
Starbucks Corp.	21,897	1,991,970
Target Corp.	9,121	1,935,659
The TJX Cos., Inc.	22,708	1,375,651
Tractor Supply Co.	2,162	504,546
Ulta Beauty, Inc. (a)	1,034	411,759
Walgreens Boots Alliance, Inc.	13,655	611,334
Walmart, Inc.	26,930	4,010,416
Yum! Brands, Inc.	5,501	652,033
		35,328,102
Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	2,449	200,622
		70,755,086
Consumer, Non-cyclical — 20.0%
Agriculture — 0.8%
Altria Group, Inc.	34,706	1,813,388
Archer-Daniels-Midland Co.	10,638	960,186
Philip Morris International, Inc.	29,503	2,771,512
		5,545,086
Beverages — 1.5%
Brown-Forman Corp. Class B	3,501	234,637
The Coca-Cola Co.	74,003	4,588,186
Constellation Brands, Inc. Class A	3,121	718,829
Molson Coors Beverage Co. Class B	3,609	192,648
Monster Beverage Corp. (a)	7,135	570,086
PepsiCo, Inc.	26,336	4,408,120
		10,712,506
Biotechnology — 1.5%
Amgen, Inc.	10,722	2,592,794

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Bio-Rad Laboratories, Inc. Class A (a)	408	$229,798
Biogen, Inc. (a)	2,792	587,995
Corteva, Inc.	13,857	796,500
Gilead Sciences, Inc.	23,842	1,417,407
Illumina, Inc. (a)	2,971	1,038,068
Incyte Corp. (a)	3,596	285,594
Moderna, Inc. (a)	6,707	1,155,348
Regeneron Pharmaceuticals, Inc. (a)	2,031	1,418,491
Vertex Pharmaceuticals, Inc. (a)	4,846	1,264,661
		10,786,656
Commercial Services — 1.8%
Automatic Data Processing, Inc.	8,014	1,823,506
Cintas Corp.	1,678	713,804
Equifax, Inc.	2,320	550,072
FleetCor Technologies, Inc. (a)	1,538	383,054
Gartner, Inc. (a)	1,564	465,227
Global Payments, Inc.	5,421	741,810
MarketAxess Holdings, Inc.	728	247,666
Moody's Corp.	3,076	1,037,873
Nielsen Holdings PLC	6,830	186,049
PayPal Holdings, Inc. (a)	22,177	2,564,770
Quanta Services, Inc.	2,713	357,058
Robert Half International, Inc.	2,099	239,664
Rollins, Inc.	4,290	150,364
S&P Global, Inc.	6,742	2,765,433
United Rentals, Inc. (a)	1,379	489,835
Verisk Analytics, Inc.	3,066	658,056
		13,374,241
Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	16,034	1,215,858
The Estee Lauder Cos., Inc. Class A	4,424	1,204,744
The Procter & Gamble Co.	45,631	6,972,417
		9,393,019
Food — 1.0%
Campbell Soup Co.	3,890	173,377
Conagra Brands, Inc.	9,132	306,561
General Mills, Inc.	11,531	780,879
The Hershey Co.	2,768	599,632
Hormel Foods Corp.	5,400	278,316
The J.M. Smucker Co.	2,076	281,111
Kellogg Co.	4,836	311,874
The Kraft Heinz Co.	13,464	530,347
The Kroger Co.	12,737	730,722
Lamb Weston Holdings, Inc.	2,780	166,550
McCormick & Co., Inc.	4,754	474,449
Mondelez International, Inc. Class A	26,429	1,659,213
Sysco Corp.	9,660	788,739
Tyson Foods, Inc. Class A	5,592	501,211
		7,582,981
Health Care – Products — 3.9%
Abbott Laboratories	33,662	3,984,234
ABIOMED, Inc. (a)	869	287,847

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Align Technology, Inc. (a)	1,394	$607,784
Baxter International, Inc.	9,518	738,026
Bio-Techne Corp.	745	322,615
Boston Scientific Corp. (a)	27,088	1,199,727
The Cooper Cos., Inc.	938	391,699
Danaher Corp.	12,114	3,553,400
Dentsply Sirona, Inc.	4,187	206,084
Edwards Lifesciences Corp. (a)	11,871	1,397,454
Henry Schein, Inc. (a)	2,640	230,182
Hologic, Inc. (a)	4,789	367,891
IDEXX Laboratories, Inc. (a)	1,613	882,408
Intuitive Surgical, Inc. (a)	6,810	2,054,441
Medtronic PLC	25,588	2,838,989
PerkinElmer, Inc.	2,399	418,529
ResMed, Inc.	2,784	675,148
Steris PLC	1,901	459,605
Stryker Corp.	6,383	1,706,495
Teleflex, Inc.	897	318,282
Thermo Fisher Scientific, Inc.	7,501	4,430,466
Waters Corp. (a)	1,161	360,363
West Pharmaceutical Services, Inc.	1,410	579,101
Zimmer Biomet Holdings, Inc.	3,962	506,740
		28,517,510
Health Care – Services — 2.4%
Anthem, Inc.	4,620	2,269,436
Catalent, Inc. (a)	3,409	378,058
Centene Corp. (a)	11,092	933,835
Charles River Laboratories International, Inc. (a)	966	274,315
DaVita, Inc. (a)	1,173	132,678
HCA Healthcare, Inc.	4,552	1,140,822
Humana, Inc.	2,444	1,063,556
IQVIA Holdings, Inc. (a)	3,631	839,524
Laboratory Corp. of America Holdings (a)	1,772	467,206
Molina Healthcare, Inc. (a)	1,110	370,285
Quest Diagnostics, Inc.	2,265	309,988
UnitedHealth Group, Inc.	17,929	9,143,252
Universal Health Services, Inc. Class B	1,405	203,655
		17,526,610
Household Products & Wares — 0.2%
Avery Dennison Corp.	1,564	272,089
Church & Dwight Co., Inc.	4,649	462,018
The Clorox Co.	2,343	325,747
Kimberly-Clark Corp.	6,409	789,332
		1,849,186
Pharmaceuticals — 5.6%
AbbVie, Inc.	33,654	5,455,650
AmerisourceBergen Corp.	2,866	443,399
Becton Dickinson and Co.	5,421	1,441,986
Bristol-Myers Squibb Co.	41,494	3,030,307
Cardinal Health, Inc.	5,318	301,530
Cigna Corp.	6,148	1,473,122
CVS Health Corp.	24,985	2,528,732
DexCom, Inc. (a)	1,843	942,879

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Eli Lilly & Co.	15,114	$4,328,196
Johnson & Johnson	50,115	8,881,881
McKesson Corp.	2,852	873,083
Merck & Co., Inc.	48,085	3,945,374
Organon & Co.	4,858	169,690
Pfizer, Inc.	106,848	5,531,521
Viatris, Inc.	23,170	252,090
Zoetis, Inc.	8,996	1,696,556
		41,295,996
		146,583,791
Energy — 4.0%
Energy – Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	2,565	517,566
SolarEdge Technologies, Inc. (a)	1,000	322,370
		839,936
Oil & Gas — 3.3%
APA Corp.	6,980	288,483
Chevron Corp.	36,696	5,975,210
ConocoPhillips	24,790	2,479,000
Coterra Energy, Inc.	15,563	419,734
Devon Energy Corp.	11,953	706,781
Diamondback Energy, Inc.	3,261	447,018
EOG Resources, Inc.	11,128	1,326,791
Exxon Mobil Corp.	80,591	6,656,011
Hess Corp.	5,247	561,639
Marathon Oil Corp.	14,820	372,130
Marathon Petroleum Corp.	11,022	942,381
Occidental Petroleum Corp.	16,891	958,395
Phillips 66	8,895	768,439
Pioneer Natural Resources Co.	4,318	1,079,630
Valero Energy Corp.	7,768	788,763
		23,770,405
Oil & Gas Services — 0.3%
Baker Hughes Co.	17,241	627,745
Halliburton Co.	17,105	647,766
Schlumberger NV	26,715	1,103,597
		2,379,108
Pipelines — 0.3%
Kinder Morgan, Inc.	37,041	700,445
ONEOK, Inc.	8,456	597,247
The Williams Cos., Inc.	23,090	771,437
		2,069,129
		29,058,578
Financial — 14.8%
Banks — 4.6%
Bank of America Corp.	135,319	5,577,849
The Bank of New York Mellon Corp.	14,083	698,939

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Citigroup, Inc.	37,776	$2,017,238
Citizens Financial Group, Inc.	8,113	367,762
Comerica, Inc.	2,520	227,884
Fifth Third Bancorp	12,997	559,391
First Republic Bank	3,410	552,761
The Goldman Sachs Group, Inc.	6,462	2,133,106
Huntington Bancshares, Inc.	27,473	401,655
JP Morgan Chase & Co.	56,257	7,668,954
KeyCorp.	17,675	395,567
M&T Bank Corp.	2,450	415,275
Morgan Stanley	26,986	2,358,576
Northern Trust Corp.	3,947	459,628
The PNC Financial Services Group, Inc.	7,995	1,474,678
Regions Financial Corp.	18,067	402,172
Signature Bank	1,194	350,427
State Street Corp.	6,948	605,310
SVB Financial Group (a)	1,116	624,346
Truist Financial Corp.	25,375	1,438,763
US Bancorp	25,707	1,366,327
Wells Fargo & Co.	73,971	3,584,635
Zions Bancorp NA	2,886	189,206
		33,870,449
Diversified Financial Services — 3.7%
American Express Co.	11,709	2,189,583
Ameriprise Financial, Inc.	2,111	634,060
BlackRock, Inc.	2,715	2,074,722
Capital One Financial Corp.	7,879	1,034,434
Cboe Global Markets, Inc.	2,043	233,760
The Charles Schwab Corp.	28,619	2,412,868
CME Group, Inc.	6,833	1,625,297
Discover Financial Services	5,482	604,062
Franklin Resources, Inc.	5,395	150,628
Intercontinental Exchange, Inc.	10,712	1,415,269
Invesco Ltd.	6,541	150,835
Mastercard, Inc. Class A	16,429	5,871,396
Nasdaq, Inc.	2,221	395,782
Raymond James Financial, Inc.	3,557	390,950
Synchrony Financial	9,923	345,420
T. Rowe Price Group, Inc.	4,363	659,642
Visa, Inc. Class A	31,570	7,001,279
		27,189,987
Insurance — 3.8%
Aflac, Inc.	11,421	735,398
The Allstate Corp.	5,342	739,920
American International Group, Inc.	15,806	992,143
Aon PLC Class A	4,089	1,331,501
Arthur J Gallagher & Co.	3,968	692,813
Assurant, Inc.	1,095	199,104
Berkshire Hathaway, Inc. Class B (a)	34,863	12,303,501
Brown & Brown, Inc.	4,478	323,625
Chubb Ltd.	8,200	1,753,980
Cincinnati Financial Corp.	2,872	390,477
Everest Re Group Ltd.	756	227,843
Globe Life, Inc.	1,793	180,376
The Hartford Financial Services Group, Inc.	6,375	457,789

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lincoln National Corp.	3,171	$207,257
Loews Corp.	3,733	241,973
Marsh & McLennan Cos., Inc.	9,600	1,636,032
MetLife, Inc.	13,357	938,730
Principal Financial Group, Inc.	4,668	342,678
The Progressive Corp.	11,121	1,267,683
Prudential Financial, Inc.	7,196	850,351
The Travelers Cos., Inc.	4,592	839,096
W.R. Berkley Corp.	3,989	265,594
Willis Towers Watson PLC	2,324	548,975
		27,466,839
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	6,360	582,067
Real Estate Investment Trusts (REITS) — 2.6%
Alexandria Real Estate Equities, Inc.	2,771	557,664
American Tower Corp.	8,669	2,177,826
AvalonBay Communities, Inc.	2,656	659,671
Boston Properties, Inc.	2,723	350,722
Crown Castle International Corp.	8,217	1,516,858
Digital Realty Trust, Inc.	5,395	765,011
Duke Realty Corp.	7,239	420,296
Equinix, Inc.	1,712	1,269,654
Equity Residential	6,486	583,221
Essex Property Trust, Inc.	1,242	429,086
Extra Space Storage, Inc.	2,541	522,430
Federal Realty Investment Trust	1,341	163,696
Healthpeak Properties, Inc.	10,266	352,432
Host Hotels & Resorts, Inc.	13,680	265,802
Iron Mountain, Inc.	5,546	307,304
Kimco Realty Corp.	11,755	290,349
Mid-America Apartment Communities, Inc.	2,189	458,486
Prologis, Inc.	14,087	2,274,769
Public Storage	2,901	1,132,202
Realty Income Corp.	10,748	744,836
Regency Centers Corp.	2,961	211,238
SBA Communications Corp.	2,068	711,599
Simon Property Group, Inc.	6,247	821,855
UDR, Inc.	5,693	326,607
Ventas, Inc.	7,569	467,461
Vornado Realty Trust	3,043	137,909
Welltower, Inc.	8,269	794,982
Weyerhaeuser Co.	14,232	539,393
		19,253,359
Savings & Loans — 0.0%
People's United Financial, Inc.	8,224	164,398
		108,527,099
Industrial — 7.6%
Aerospace & Defense — 1.6%
The Boeing Co. (a)	10,432	1,997,728
General Dynamics Corp.	4,388	1,058,298
Howmet Aerospace, Inc.	7,241	260,242
L3 Harris Technologies, Inc.	3,735	928,035

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lockheed Martin Corp.	4,614	$2,036,620
Northrop Grumman Corp.	2,793	1,249,085
Raytheon Technologies Corp.	28,408	2,814,381
Teledyne Technologies, Inc. (a)	888	419,695
TransDigm Group, Inc. (a)	1,003	653,495
		11,417,579
Building Materials — 0.4%
Carrier Global Corp.	16,286	747,039
Fortune Brands Home & Security, Inc.	2,560	190,157
Johnson Controls International PLC	13,375	876,999
Martin Marietta Materials, Inc.	1,184	455,710
Masco Corp.	4,618	235,518
Mohawk Industries, Inc. (a)	1,054	130,907
Vulcan Materials Co.	2,518	462,556
		3,098,886
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	4,395	585,326
Emerson Electric Co.	11,308	1,108,749
Generac Holdings, Inc. (a)	1,195	355,226
		2,049,301
Electronics — 1.0%
Agilent Technologies, Inc.	5,754	761,427
Allegion PLC	1,719	188,712
Amphenol Corp. Class A	11,402	859,140
Fortive Corp.	6,799	414,263
Garmin Ltd.	2,874	340,885
Honeywell International, Inc.	13,055	2,540,242
Keysight Technologies, Inc. (a)	3,505	553,685
Mettler-Toledo International, Inc. (a)	437	600,084
TE Connectivity Ltd.	6,203	812,469
Trimble, Inc. (a)	4,763	343,603
		7,414,510
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc.	2,461	339,150
Environmental Controls — 0.3%
Pentair PLC	3,178	172,279
Republic Services, Inc.	3,989	528,543
Waste Management, Inc.	7,329	1,161,646
		1,862,468
Hand & Machine Tools — 0.1%
Snap-on, Inc.	1,011	207,740
Stanley Black & Decker, Inc.	3,095	432,650
		640,390
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	10,288	2,292,372

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Diversified — 0.7%
Deere & Co.	5,339	$2,218,141
Dover Corp.	2,730	428,337
IDEX Corp.	1,456	279,159
Ingersoll Rand, Inc.	7,747	390,062
Nordson Corp.	1,027	233,211
Otis Worldwide Corp.	8,084	622,064
Rockwell Automation, Inc.	2,208	618,306
Westinghouse Air Brake Technologies Corp.	3,535	339,961
Xylem, Inc.	3,409	290,651
		5,419,892
Miscellaneous - Manufacturing — 1.1%
3M Co.	10,872	1,618,623
A.O. Smith Corp.	2,552	163,047
Eaton Corp. PLC	7,586	1,151,251
General Electric Co.	20,927	1,914,821
Illinois Tool Works, Inc.	5,440	1,139,136
Parker-Hannifin Corp.	2,456	696,915
Textron, Inc.	4,170	310,165
Trane Technologies PLC	4,446	678,904
		7,672,862
Packaging & Containers — 0.2%
Amcor PLC	29,121	329,941
Ball Corp.	6,167	555,030
Packaging Corp. of America	1,820	284,120
Sealed Air Corp.	2,797	187,287
WestRock Co.	5,011	235,668
		1,592,046
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	769	153,369
Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	2,474	266,475
CSX Corp.	42,192	1,580,090
Expeditors International of Washington, Inc.	3,217	331,866
FedEx Corp.	4,646	1,075,038
J.B. Hunt Transport Services, Inc.	1,588	318,854
Norfolk Southern Corp.	4,564	1,301,744
Old Dominion Freight Line, Inc.	1,775	530,157
Union Pacific Corp.	12,124	3,312,398
United Parcel Service, Inc. Class B	13,880	2,976,705
		11,693,327
		55,646,152
Technology — 24.4%
Computers — 8.5%
Accenture PLC Class A	12,031	4,057,214
Apple, Inc.	295,128	51,532,300
Cognizant Technology Solutions Corp. Class A	9,986	895,445
DXC Technology Co. (a)	4,654	151,860
EPAM Systems, Inc. (a)	1,079	320,042

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fortinet, Inc. (a)	2,582	$882,373
Hewlett Packard Enterprise Co.	24,622	411,434
HP, Inc.	20,611	748,179
International Business Machines Corp.	17,072	2,219,701
Leidos Holdings, Inc.	2,657	287,009
NetApp, Inc.	4,238	351,754
Seagate Technology Holdings PLC	3,834	344,677
Western Digital Corp. (a)	5,911	293,481
		62,495,469
Office & Business Equipment — 0.1%
Zebra Technologies Corp. Class A (a)	1,016	420,319
Semiconductors — 5.9%
Advanced Micro Devices, Inc. (a)	31,121	3,402,770
Analog Devices, Inc.	10,000	1,651,800
Applied Materials, Inc.	16,904	2,227,947
Broadcom, Inc.	7,860	4,949,285
Intel Corp.	77,516	3,841,693
IPG Photonics Corp. (a)	687	75,405
KLA Corp.	2,883	1,055,351
Lam Research Corp.	2,656	1,427,892
Microchip Technology, Inc.	10,584	795,282
Micron Technology, Inc.	21,316	1,660,303
Monolithic Power Systems, Inc.	822	399,229
NVIDIA Corp.	47,591	12,985,680
NXP Semiconductor NV	5,057	935,950
Qorvo, Inc. (a)	2,095	259,990
QUALCOMM, Inc.	21,454	3,278,600
Skyworks Solutions, Inc.	3,139	418,366
Teradyne, Inc.	3,099	366,395
Texas Instruments, Inc.	17,581	3,225,762
		42,957,700
Software — 9.9%
Activision Blizzard, Inc.	14,805	1,186,029
Adobe, Inc. (a)	8,979	4,091,012
Akamai Technologies, Inc. (a)	3,077	367,363
ANSYS, Inc. (a)	1,659	526,981
Autodesk, Inc. (a)	4,179	895,769
Broadridge Financial Solutions, Inc.	2,212	344,430
Cadence Design Systems, Inc. (a)	5,269	866,540
Ceridian HCM Holding, Inc. (a)	2,569	175,617
Cerner Corp.	5,593	523,281
Citrix Systems, Inc.	2,380	240,142
Electronic Arts, Inc.	5,375	679,991
Fidelity National Information Services, Inc.	11,573	1,162,161
Fiserv, Inc. (a)	11,297	1,145,516
Intuit, Inc.	5,385	2,589,323
Jack Henry & Associates, Inc.	1,394	274,688
Microsoft Corp.	142,712	43,999,537
MSCI, Inc.	1,547	777,955
Oracle Corp.	29,993	2,481,321
Paychex, Inc.	6,105	833,149
Paycom Software, Inc. (a)	921	319,016
PTC, Inc. (a)	2,024	218,025
Roper Technologies, Inc.	2,005	946,821

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
salesforce.com, Inc. (a)	18,751	$3,981,212
ServiceNow, Inc. (a)	3,807	2,120,080
Synopsys, Inc. (a)	2,921	973,482
Take-Two Interactive Software, Inc. (a) (b)	2,187	336,229
Tyler Technologies, Inc. (a)	777	345,680
		72,401,350
		178,274,838
Utilities — 2.7%
Electric — 2.5%
AES Corp.	12,767	328,495
Alliant Energy Corp.	4,794	299,529
Ameren Corp.	4,927	461,956
American Electric Power Co., Inc.	9,582	955,996
CenterPoint Energy, Inc.	11,901	364,647
CMS Energy Corp.	5,516	385,789
Consolidated Edison, Inc.	6,732	637,386
Constellation Energy Corp.	6,201	348,806
Dominion Energy, Inc.	15,401	1,308,623
DTE Energy Co.	3,688	487,590
Duke Energy Corp.	14,629	1,633,474
Edison International	7,202	504,860
Entergy Corp.	3,826	446,685
Evergy, Inc.	4,393	300,218
Eversource Energy	6,528	575,704
Exelon Corp.	18,604	886,109
FirstEnergy Corp.	10,854	497,764
NextEra Energy, Inc.	37,352	3,164,088
NRG Energy, Inc.	4,690	179,908
Pinnacle West Capital Corp.	2,120	165,572
PPL Corp.	14,257	407,180
Public Service Enterprise Group, Inc.	9,611	672,770
Sempra Energy	6,072	1,020,825
The Southern Co.	20,164	1,462,092
WEC Energy Group, Inc.	5,992	598,062
Xcel Energy, Inc.	10,250	739,742
		18,833,870
Gas — 0.1%
Atmos Energy Corp.	2,578	308,045
NiSource, Inc.	7,517	239,041
		547,086
Water — 0.1%
American Water Works Co., Inc.	3,451	571,244
		19,952,200

TOTAL COMMON STOCK (Cost $353,445,005)		728,865,263

TOTAL EQUITIES (Cost $353,445,005)		728,865,263

MML Equity Index Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.1%

Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	385,515	$385,515

TOTAL MUTUAL FUNDS (Cost $385,515)		385,515

TOTAL LONG-TERM INVESTMENTS (Cost $353,830,520)		729,250,778

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (d)	$2,086,609	2,086,609
U.S. Treasury Bill — 0.1%
U.S. Treasury Bill
0.315% 6/30/22 (e) (f)	860,000	858,893

TOTAL SHORT-TERM INVESTMENTS (Cost $2,945,943)		2,945,502

TOTAL INVESTMENTS — 100.0% (Cost $356,776,463) (g)		732,196,280

Other Assets/(Liabilities) — (0.0)%		(358,138)

NET ASSETS — 100.0%		$731,838,142

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $1,022,732 or 0.14% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $660,747 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $2,086,609. Collateralized by U.S. Government Agency obligations with a rate of 1.750%, maturity date of 6/30/24, and an aggregate market value, including accrued interest, of $2,128,356.
(e)	The rate shown represents yield-to-maturity.
(f)	All or a portion of this security is pledged/held as collateral for open derivatives.
(g)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
S&P 500 E Mini Index	6/17/22	13	$2,743,106	$201,882

MML Focused Equity Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Basic Materials — 7.4%
Chemicals — 7.4%
Ecolab, Inc.	81,291	$14,352,739
Linde PLC	35,045	11,194,424
		25,547,163
Consumer, Cyclical — 13.0%
Apparel — 4.2%
NIKE, Inc. Class B	106,872	14,380,696
Retail — 8.8%
McDonald's Corp.	52,832	13,064,297
The TJX Cos., Inc.	287,206	17,398,940
		30,463,237
		44,843,933
Consumer, Non-cyclical — 38.5%
Beverages — 7.8%
The Coca-Cola Co.	169,333	10,498,646
PepsiCo, Inc.	99,346	16,628,534
		27,127,180
Cosmetics & Personal Care — 8.8%
Colgate-Palmolive Co.	206,919	15,690,668
The Procter & Gamble Co.	95,994	14,667,883
		30,358,551
Health Care – Products — 12.0%
Baxter International, Inc.	132,586	10,280,719
Danaher Corp.	20,803	6,102,144
Medtronic PLC	117,275	13,011,661
Stryker Corp.	45,109	12,059,891
		41,454,415
Health Care – Services — 5.3%
UnitedHealth Group, Inc.	35,993	18,355,350
Pharmaceuticals — 4.6%
Johnson & Johnson	88,730	15,725,618

MML Focused Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
		$133,021,114
Financial — 19.7%
Diversified Financial Services — 8.6%
American Express Co.	68,545	12,817,915
Visa, Inc. Class A	76,669	17,002,884
		29,820,799
Insurance — 9.3%
Chubb Ltd.	73,380	15,695,982
Marsh & McLennan Cos., Inc.	96,935	16,519,663
		32,215,645
Real Estate Investment Trusts (REITS) — 1.8%
American Tower Corp.	24,495	6,153,634
		68,190,078
Industrial — 15.2%
Aerospace & Defense — 6.9%
Lockheed Martin Corp.	16,094	7,103,892
Northrop Grumman Corp.	37,346	16,701,878
		23,805,770
Electronics — 4.8%
Honeywell International, Inc.	84,669	16,474,894
Transportation — 3.5%
Union Pacific Corp.	44,950	12,280,789
		52,561,453
Technology — 5.3%
Computers — 2.0%
Accenture PLC Class A	20,613	6,951,322
Software — 3.3%
Microsoft Corp.	36,152	11,146,023
		18,097,345

TOTAL COMMON STOCK (Cost $282,480,226)		342,261,086

TOTAL EQUITIES (Cost $282,480,226)		342,261,086

TOTAL LONG-TERM INVESTMENTS (Cost $282,480,226)		342,261,086

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (a)	$2,853,574	2,853,574

MML Focused Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL SHORT-TERM INVESTMENTS (Cost $2,853,574)		$2,853,574

TOTAL INVESTMENTS — 99.9% (Cost $285,333,800) (b)		345,114,660

Other Assets/(Liabilities) — 0.1%		406,421

NET ASSETS — 100.0%		$345,521,081

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $2,853,574. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $2,910,659.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Foreign Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Australia — 4.1%
BHP Group Ltd. (a)	22,900	$891,954
BHP Group Ltd. Sponsored ADR	10,700	826,575
Lendlease Corp Ltd.	165,200	1,373,002
Macquarie Group Ltd.	19,600	2,948,401
Santos Ltd.	522,500	3,004,480
		9,044,412
Austria — 0.3%
ams-OSRAM AG (b)	44,600	681,824
Belgium — 2.5%
Anheuser-Busch InBev SA	43,300	2,597,104
Groupe Bruxelles Lambert SA	14,900	1,545,201
KBC Group NV	19,100	1,373,664
		5,515,969
Canada — 0.3%
TFI International, Inc.	6,200	660,345
Cayman Islands — 2.7%
CK Asset Holdings Ltd.	346,000	2,364,813
CK Hutchison Holdings Ltd.	481,600	3,530,928
		5,895,741
Finland — 0.5%
Nokia OYJ (b)	216,100	1,189,606
France — 9.5%
Amundi SA (c)	21,400	1,460,192
Capgemini SE	11,000	2,446,875
Dassault Aviation SA	9,000	1,430,843
Engie SA (a)	295,200	3,869,602
Rexel SA	38,100	811,644
Sanofi	34,100	3,477,663
TotalEnergies SE (a)	52,200	2,648,562
Ubisoft Entertainment SA (b)	23,900	1,052,163
Veolia Environnement SA	113,512	3,622,095
		20,819,639
Germany — 11.9%
Allianz SE Registered	6,900	1,647,682
BASF SE	47,300	2,697,272
Bayer AG Registered	10,700	732,064
Deutsche Boerse AG	15,000	2,694,581

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Deutsche Post AG Registered	46,900	$2,252,069
Fresenius SE & Co. KGaA	71,000	2,612,527
HeidelbergCement AG	43,100	2,464,941
Infineon Technologies AG	61,200	2,090,801
SAP SE	26,000	2,901,166
Siemens AG Registered	22,700	3,145,362
Siemens Energy AG (b)	87,700	2,003,826
Talanx AG (b)	20,700	918,635
		26,160,926
Ireland — 4.0%
AIB Group PLC	553,500	1,214,576
DCC PLC	31,000	2,402,652
Linde PLC	6,700	2,140,181
Smurfit Kappa Group PLC	65,900	2,920,869
		8,678,278
Israel — 1.1%
Check Point Software Technologies Ltd. (b)	17,800	2,461,028
Italy — 0.5%
Prysmian SpA	31,200	1,062,782
Japan — 22.9%
Astellas Pharma, Inc.	214,700	3,365,706
Denka Co. Ltd.	55,600	1,545,411
FANUC Corp.	12,200	2,145,473
Fujitsu Ltd.	13,500	2,012,610
Hitachi Ltd.	54,000	2,705,858
Japan Airlines Co. Ltd. (b)	52,800	982,723
Kirin Holdings Co. Ltd.	106,400	1,591,288
Kyocera Corp.	40,000	2,248,348
Nintendo Co. Ltd.	6,600	3,330,115
Olympus Corp.	98,900	1,878,941
ORIX Corp.	203,300	4,057,662
Rakuten Group, Inc.	269,600	2,125,376
SBI Holdings, Inc.	46,200	1,167,561
Sega Sammy Holdings, Inc.	75,500	1,303,163
Seven & i Holdings Co. Ltd.	81,900	3,896,820
Sony Group Corp.	56,100	5,790,136
Square Enix Holdings Co. Ltd.	27,000	1,195,211
Sumitomo Mitsui Financial Group, Inc.	92,100	2,939,300
Toshiba Corp.	77,000	2,921,819
Toyota Industries Corp.	45,500	3,131,764
		50,335,285
Luxembourg — 1.0%
ArcelorMittal SA	66,900	2,150,381
Netherlands — 5.8%
AerCap Holdings NV (b)	17,300	869,844
Airbus SE (a) (b)	4,600	556,018
ASML Holding NV	4,000	2,667,998
CNH Industrial NV	134,000	2,121,766
EXOR NV	10,400	793,229
Heineken Holding NV	35,400	2,770,643
Koninklijke Philips NV	35,779	1,094,587

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NXP Semiconductor NV	10,300	$1,906,324
		12,780,409
Norway — 0.9%
Mowi ASA	77,100	2,078,480
Republic of Korea — 1.8%
Samsung Electronics Co. Ltd.	70,700	4,038,924
Singapore — 1.6%
DBS Group Holdings, Ltd.	134,500	3,536,051
Sweden — 2.6%
Essity AB Class B	49,700	1,171,005
Investor AB Class B	77,000	1,672,133
Lundin Energy AB (a)	29,900	1,267,597
Volvo AB Class B	84,298	1,572,285
		5,683,020
Switzerland — 9.8%
ABB Ltd. Registered	84,000	2,717,698
Alcon, Inc.	8,300	655,643
Cie Financiere Richemont SA Registered	17,800	2,257,903
Nestle SA Registered	26,200	3,401,306
Novartis AG Registered	43,900	3,850,094
Roche Holding AG	9,800	3,875,658
UBS Group AG Registered	238,300	4,655,668
		21,413,970
United Kingdom — 16.0%
Ashtead Group PLC	16,100	1,014,913
Aviva PLC	301,200	1,777,959
Barratt Developments PLC	135,100	921,750
BP PLC	394,800	1,929,400
The British Land Co. PLC	95,883	664,125
Bunzl PLC	46,100	1,792,380
Entain PLC (b)	40,700	872,954
GlaxoSmithKline PLC	97,000	2,091,702
Glencore PLC	295,400	1,919,736
Imperial Brands PLC	68,600	1,444,445
Inchcape PLC	101,900	889,528
Informa PLC (b)	215,300	1,689,727
Kingfisher PLC	179,400	598,721
Liberty Global PLC Class C (b)	35,500	919,805
Lloyds Banking Group PLC	4,554,600	2,788,315
Melrose Industries PLC	858,290	1,389,313
Persimmon PLC	61,100	1,718,516
Reckitt Benckiser Group PLC	34,900	2,667,651
Smith & Nephew PLC	144,800	2,308,054
Tesco PLC	710,805	2,569,801

MML Foreign Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Unilever PLC	68,000	$3,078,341
		35,047,136

TOTAL COMMON STOCK (Cost $207,614,987)		219,234,206

TOTAL EQUITIES (Cost $207,614,987)		219,234,206

MUTUAL FUNDS — 1.8%
United States — 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	4,049,203	4,049,203

TOTAL MUTUAL FUNDS (Cost $4,049,203)		4,049,203

TOTAL LONG-TERM INVESTMENTS (Cost $211,664,190)		223,283,409

TOTAL INVESTMENTS — 101.6% (Cost $211,664,190) (e)		223,283,409

Other Assets/(Liabilities) — (1.6)%		(3,565,548)

NET ASSETS — 100.0%		$219,717,861

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $7,684,364 or 3.50% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $4,123,056 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $1,460,192 or 0.66% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Fundamental Equity Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Basic Materials — 0.7%
Chemicals — 0.7%
Valvoline, Inc.	51,103	$1,612,811
Communications — 14.9%
Internet — 11.0%
Airbnb, Inc. Class A (a)	16,628	2,856,025
Alphabet, Inc. Class A (a)	2,332	6,486,108
Amazon.com, Inc. (a)	3,856	12,570,367
Netflix, Inc. (a)	6,059	2,269,641
Snap, Inc. Class A (a)	15,549	559,609
		24,741,750
Media — 1.3%
Comcast Corp. Class A	59,209	2,772,165
Telecommunications — 2.6%
Motorola Solutions, Inc.	9,821	2,378,647
Verizon Communications, Inc.	67,147	3,420,468
		5,799,115
		33,313,030
Consumer, Cyclical — 6.0%
Auto Manufacturers — 1.9%
General Motors Co. (a)	52,386	2,291,363
Tesla, Inc. (a)	1,943	2,093,777
		4,385,140
Entertainment — 0.3%
Warner Music Group Corp. Class A	15,273	578,083
Home Builders — 0.7%
D.R. Horton, Inc.	21,460	1,598,985
Retail — 3.1%
CarMax, Inc. (a) (b)	19,659	1,896,700
Floor & Decor Holdings, Inc. Class A (a)	6,929	561,249
O'Reilly Automotive, Inc. (a)	2,690	1,842,542
Target Corp.	12,662	2,687,130
		6,987,621
		13,549,829

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 22.5%
Beverages — 1.3%
The Coca-Cola Co.	24,533	$1,521,046
Constellation Brands, Inc. Class A	5,694	1,311,442
		2,832,488
Biotechnology — 0.9%
Seagen, Inc. (a)	13,664	1,968,299
Commercial Services — 1.0%
PayPal Holdings, Inc. (a)	11,436	1,322,573
TransUnion	9,559	987,827
		2,310,400
Cosmetics & Personal Care — 2.8%
Coty, Inc. Class A (a)	24,312	218,565
The Procter & Gamble Co.	40,000	6,112,000
		6,330,565
Food — 2.1%
Mondelez International, Inc. Class A	42,806	2,687,361
Sysco Corp.	25,073	2,047,210
		4,734,571
Health Care – Products — 2.0%
Avantor, Inc. (a)	57,198	1,934,437
The Cooper Cos., Inc.	6,258	2,613,278
		4,547,715
Health Care – Services — 5.8%
HCA Healthcare, Inc.	21,804	5,464,518
Tenet Healthcare Corp. (a)	19,096	1,641,492
UnitedHealth Group, Inc.	11,583	5,906,983
		13,012,993
Pharmaceuticals — 6.6%
AstraZeneca PLC Sponsored ADR	62,347	4,136,100
Bayer AG Registered	14,246	974,672
CVS Health Corp.	45,440	4,598,982
Eli Lilly & Co.	17,753	5,083,927
		14,793,681
		50,530,712
Energy — 3.7%
Oil & Gas — 2.3%
APA Corp.	37,001	1,529,251
Exxon Mobil Corp.	44,540	3,678,559
		5,207,810

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 0.3%
Nov, Inc.	29,039	$569,455
Pipelines — 1.1%
Cheniere Energy, Inc.	10,634	1,474,404
Magellan Midstream Partners LP (c)	21,361	1,048,184
		2,522,588
		8,299,853
Financial — 13.5%
Banks — 3.9%
First Citizens BancShares, Inc. Class A	3,460	2,302,976
JP Morgan Chase & Co.	24,592	3,352,381
Signature Bank	5,389	1,581,618
SVB Financial Group (a)	2,864	1,602,265
		8,839,240
Diversified Financial Services — 3.6%
American Express Co.	17,739	3,317,193
Intercontinental Exchange, Inc.	27,306	3,607,669
Rocket Cos., Inc. Class A	103,374	1,149,519
		8,074,381
Insurance — 3.2%
The Allstate Corp.	23,433	3,245,705
Equitable Holdings, Inc.	126,537	3,911,258
		7,156,963
Real Estate Investment Trusts (REITS) — 2.8%
Prologis, Inc.	38,697	6,248,791
		30,319,375
Industrial — 11.3%
Aerospace & Defense — 1.9%
Raytheon Technologies Corp.	43,714	4,330,746
Building Materials — 1.3%
Vulcan Materials Co.	15,275	2,806,017
Environmental Controls — 0.6%
Waste Connections, Inc.	10,427	1,456,652
Machinery – Diversified — 3.3%
Deere & Co.	7,356	3,056,124
Otis Worldwide Corp.	40,699	3,131,788
Rockwell Automation, Inc.	3,958	1,108,359
		7,296,271
Transportation — 4.2%
Union Pacific Corp.	9,312	2,544,131

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United Parcel Service, Inc. Class B	32,176	$6,900,465
		9,444,596
		25,334,282
Technology — 25.4%
Computers — 6.0%
Accenture PLC Class A	9,046	3,050,582
Amdocs Ltd.	6,708	551,465
Apple, Inc.	56,488	9,863,370
		13,465,417
Semiconductors — 5.1%
Advanced Micro Devices, Inc. (a)	25,180	2,753,181
Applied Materials, Inc.	22,169	2,921,875
QUALCOMM, Inc.	37,338	5,705,993
		11,381,049
Software — 14.3%
Doximity, Inc. Class A (a)	13,285	692,016
Fiserv, Inc. (a)	29,357	2,976,800
Manhattan Associates, Inc. (a)	4,749	658,734
Microsoft Corp.	49,149	15,153,128
salesforce.com, Inc. (a)	20,482	4,348,738
ServiceNow, Inc. (a)	2,219	1,235,739
VMware, Inc. Class A	39,220	4,465,981
Workday, Inc. Class A (a)	9,075	2,173,099
Zynga, Inc. Class A (a)	48,241	445,747
		32,149,982
		56,996,448
Utilities — 1.8%
Electric — 1.8%
FirstEnergy Corp.	88,738	4,069,525

TOTAL COMMON STOCK (Cost $192,023,108)		224,025,865

TOTAL EQUITIES (Cost $192,023,108)		224,025,865

TOTAL LONG-TERM INVESTMENTS (Cost $192,023,108)		224,025,865

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (d)	$648,435	648,435

TOTAL SHORT-TERM INVESTMENTS (Cost $648,435)		648,435

MML Fundamental Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 100.1% (Cost $192,671,543) (e)		$224,674,300

Other Assets/(Liabilities) — (0.1)%		(333,525)

NET ASSETS — 100.0%		$224,340,775

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $1,995,978 or 0.89% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,036,381 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is a Master Limited Partnership
(d)	Maturity value of $648,435. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $661,476.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Fundamental Value Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Basic Materials — 2.4%
Chemicals — 2.4%
Axalta Coating Systems Ltd. (a)	53,490	$1,314,784
DuPont de Nemours, Inc.	43,487	3,199,774
		4,514,558
Communications — 7.7%
Internet — 4.4%
Alphabet, Inc. Class A (a)	2,001	5,565,482
Meta Platforms, Inc. Class A (a)	8,095	1,800,004
NortonLifeLock, Inc.	45,991	1,219,681
		8,585,167
Telecommunications — 3.3%
Cisco Systems, Inc.	74,933	4,178,264
T-Mobile US, Inc. (a)	16,440	2,110,074
		6,288,338
		14,873,505
Consumer, Cyclical — 5.2%
Distribution & Wholesale — 0.7%
LKQ Corp.	29,225	1,327,107
Home Furnishing — 0.6%
Sony Group Corp. Sponsored ADR (b)	11,428	1,173,770
Retail — 3.9%
AutoZone, Inc. (a)	2,270	4,641,196
Kohl's Corp.	12,254	740,877
Restaurant Brands International, Inc.	12,094	706,169
The TJX Cos., Inc.	24,467	1,482,211
		7,570,453
		10,071,330
Consumer, Non-cyclical — 28.5%
Beverages — 2.4%
Coca-Cola Europacific Partners PLC	33,636	1,635,046
Keurig Dr Pepper, Inc.	76,416	2,896,166
		4,531,212

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 2.9%
FleetCor Technologies, Inc. (a)	6,394	$1,592,490
Global Payments, Inc.	13,710	1,876,076
United Rentals, Inc. (a)	6,102	2,167,492
		5,636,058
Cosmetics & Personal Care — 1.8%
The Procter & Gamble Co.	22,669	3,463,823
Food — 0.8%
US Foods Holding Corp. (a)	41,071	1,545,502
Health Care – Products — 1.0%
Avantor, Inc. (a)	56,283	1,903,491
Health Care – Services — 5.0%
Centene Corp. (a)	38,744	3,261,857
ICON PLC (a)	7,022	1,707,891
UnitedHealth Group, Inc.	9,103	4,642,257
		9,612,005
Pharmaceuticals — 14.6%
AbbVie, Inc.	17,051	2,764,138
AmerisourceBergen Corp.	11,185	1,730,431
Bristol-Myers Squibb Co.	32,677	2,386,401
Cigna Corp.	15,349	3,677,774
CVS Health Corp.	33,220	3,362,196
Johnson & Johnson	40,267	7,136,520
McKesson Corp.	5,729	1,753,819
Novartis AG Sponsored ADR	20,078	1,761,845
Sanofi Sponsored ADR	67,098	3,444,811
		28,017,935
		54,710,026
Energy — 11.3%
Oil & Gas — 10.1%
Canadian Natural Resources Ltd. (b)	44,190	2,738,896
Cenovus Energy, Inc.	68,619	1,144,565
ConocoPhillips	61,242	6,124,200
Devon Energy Corp.	17,057	1,008,580
EOG Resources, Inc.	14,599	1,740,639
Marathon Petroleum Corp.	37,533	3,209,072
Pioneer Natural Resources Co.	13,296	3,324,399
		19,290,351
Oil & Gas Services — 1.2%
Schlumberger NV	56,346	2,327,653
		21,618,004
Financial — 16.9%
Banks — 8.7%
Bank of America Corp.	70,420	2,902,713
The Goldman Sachs Group, Inc.	6,493	2,143,339

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
JP Morgan Chase & Co.	37,966	$5,175,525
Truist Financial Corp.	42,371	2,402,436
Wells Fargo & Co.	85,300	4,133,638
		16,757,651
Diversified Financial Services — 2.8%
Capital One Financial Corp.	17,626	2,314,118
The Charles Schwab Corp.	35,408	2,985,248
		5,299,366
Insurance — 5.4%
Berkshire Hathaway, Inc. Class B (a)	18,415	6,498,837
Chubb Ltd.	11,171	2,389,477
Everest Re Group Ltd.	5,142	1,549,696
		10,438,010
		32,495,027
Industrial — 13.1%
Aerospace & Defense — 2.7%
General Dynamics Corp.	12,786	3,083,727
Howmet Aerospace, Inc.	59,768	2,148,062
		5,231,789
Building Materials — 1.5%
CRH PLC Sponsored ADR	26,104	1,045,727
Mohawk Industries, Inc. (a)	9,176	1,139,659
Owens Corning	7,728	707,112
		2,892,498
Electronics — 0.5%
Allegion PLC	7,767	852,661
Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	7,068	1,574,892
Machinery – Diversified — 4.2%
Deere & Co.	7,120	2,958,075
Dover Corp.	6,585	1,033,186
The Middleby Corp. (a)	5,708	935,770
Otis Worldwide Corp.	23,175	1,783,316
Westinghouse Air Brake Technologies Corp.	14,780	1,421,393
		8,131,740
Miscellaneous - Manufacturing — 1.4%
Eaton Corp. PLC	17,773	2,697,231
Transportation — 2.0%
Canadian National Railway Co.	13,887	1,862,802
Union Pacific Corp.	7,186	1,963,287
		3,826,089
		25,206,900

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 12.3%
Computers — 1.9%
Cognizant Technology Solutions Corp. Class A	18,231	$1,634,774
Leidos Holdings, Inc.	12,219	1,319,896
NetApp, Inc.	8,819	731,977
		3,686,647
Semiconductors — 7.3%
Applied Materials, Inc.	15,636	2,060,825
KLA Corp.	3,043	1,113,921
Lam Research Corp.	1,784	959,096
Microchip Technology, Inc.	13,121	985,912
Micron Technology, Inc.	38,495	2,998,376
NXP Semiconductor NV	5,553	1,027,749
Qorvo, Inc. (a)	12,135	1,505,953
QUALCOMM, Inc.	22,352	3,415,833
		14,067,665
Software — 3.1%
Activision Blizzard, Inc.	18,969	1,519,607
Fidelity National Information Services, Inc.	26,101	2,621,062
SS&C Technologies Holdings, Inc	22,819	1,711,881
		5,852,550
		23,606,862
Utilities — 2.0%
Electric — 2.0%
CenterPoint Energy, Inc.	60,897	1,865,884
Dominion Energy, Inc.	24,241	2,059,758
		3,925,642

TOTAL COMMON STOCK (Cost $143,645,976)		191,021,854

TOTAL EQUITIES (Cost $143,645,976)		191,021,854

TOTAL LONG-TERM INVESTMENTS (Cost $143,645,976)		191,021,854

	Principal Amount
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (c)	$1,226,980	1,226,980

TOTAL SHORT-TERM INVESTMENTS (Cost $1,226,980)		1,226,980

MML Fundamental Value Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 100.0% (Cost $144,872,956) (d)		$192,248,834

Other Assets/(Liabilities) — 0.0%		22,145

NET ASSETS — 100.0%		$192,270,979

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $3,435,920 or 1.79% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,539,844 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $1,226,980. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 9/15/24, and an aggregate market value, including accrued interest, of $1,251,551.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Global Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Austria — 0.3%
Erste Group Bank AG	15,374	$557,589
Canada — 4.0%
Canadian National Railway Co.	22,384	3,002,590
Canadian Pacific Railway Ltd. (a)	44,284	3,655,201
		6,657,791
Denmark — 0.5%
Carlsberg A/S Class B	6,529	797,154
France — 10.8%
Air Liquide SA	8,814	1,541,914
Danone SA	42,610	2,347,294
EssilorLuxottica SA	3,587	654,789
Hermes International	410	581,537
Legrand SA	18,662	1,774,140
LVMH Moet Hennessy Louis Vuitton SE	5,175	3,684,960
Pernod Ricard SA	11,208	2,458,161
Schneider Electric SE	29,292	4,890,488
		17,933,283
Germany — 4.1%
Bayer AG Registered	30,250	2,069,620
Brenntag SE	9,559	772,931
Deutsche Boerse AG	4,673	839,452
Merck KGaA	11,353	2,377,646
MTU Aero Engines AG	3,238	752,338
		6,811,987
Ireland — 10.7%
Accenture PLC Class A	13,068	4,406,921
Aon PLC Class A	7,414	2,414,221
Linde PLC (b)	10,199	3,286,535
Linde PLC	2,690	859,267
Medtronic PLC	41,045	4,553,943
Willis Towers Watson PLC	9,509	2,246,216
		17,767,103
Israel — 1.0%
Check Point Software Technologies Ltd. (b)	11,529	1,594,000
Japan — 1.9%
Hoya Corp.	6,300	718,904
Kubota Corp.	95,800	1,796,056

MML Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Olympus Corp.	30,400	$577,551
		3,092,511
Mexico — 0.3%
Grupo Financiero Banorte SAB de CV Class O	57,770	435,148
Netherlands — 2.4%
Akzo Nobel NV	17,935	1,540,906
Heineken NV	23,263	2,217,869
Wolters Kluwer NV	2,653	282,411
		4,041,186
Republic of Korea — 0.8%
Samsung Electronics Co. Ltd.	23,639	1,350,440
Spain — 0.9%
Aena SME SA (b) (c)	8,708	1,442,535
Sweden — 1.2%
Essity AB Class B	86,762	2,044,240
Switzerland — 8.8%
Adecco Group AG Registered	10,344	468,178
Cie Financiere Richemont SA Registered	16,726	2,121,668
Julius Baer Group Ltd.	10,998	637,958
Nestle SA Registered	32,215	4,182,177
Roche Holding AG	11,475	4,538,079
Sonova Holding AG Registered	1,512	630,657
UBS Group AG Registered	96,876	1,892,667
		14,471,384
United Kingdom — 7.5%
Aptiv PLC (b)	5,799	694,198
Burberry Group PLC	40,708	888,946
Compass Group PLC	53,339	1,149,512
Diageo PLC	79,097	3,997,815
London Stock Exchange Group PLC	8,221	858,895
Reckitt Benckiser Group PLC	28,467	2,175,932
Rolls-Royce Holdings PLC (b)	608,961	800,660
Whitbread PLC (b)	17,979	669,053
WPP PLC	94,443	1,235,903
		12,470,914
United States — 43.6%
3M Co.	12,324	1,834,797
Abbott Laboratories	20,701	2,450,170
American Express Co.	12,347	2,308,889
Amphenol Corp. Class A	13,696	1,031,994
Boston Scientific Corp. (b)	57,823	2,560,981
Carrier Global Corp.	9,366	429,618
The Charles Schwab Corp.	33,647	2,836,779
Cisco Systems, Inc.	11,093	618,546
Cognizant Technology Solutions Corp. Class A	23,301	2,089,401
Colgate-Palmolive Co.	17,907	1,357,888
Comcast Corp. Class A	94,515	4,425,192
The Cooper Cos., Inc.	4,061	1,695,833

MML Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
eBay, Inc.	24,464	$1,400,809
Equifax, Inc.	8,767	2,078,656
Fidelity National Information Services, Inc.	22,000	2,209,240
Fiserv, Inc. (b)	24,140	2,447,796
The Goldman Sachs Group, Inc.	8,262	2,727,286
Honeywell International, Inc.	16,833	3,275,365
International Flavors & Fragrances, Inc.	9,349	1,227,804
Liberty Broadband Corp. Class C (b)	16,932	2,291,238
Marriott International, Inc. Class A (b)	6,510	1,144,132
Microchip Technology, Inc.	11,194	841,117
Omnicom Group, Inc.	5,282	448,336
Oracle Corp.	32,516	2,690,049
Otis Worldwide Corp.	10,844	834,446
PayPal Holdings, Inc. (b)	7,579	876,511
PPG Industries, Inc.	12,261	1,607,049
Stryker Corp.	11,156	2,982,557
Thermo Fisher Scientific, Inc.	9,205	5,436,933
Union Pacific Corp.	6,506	1,777,504
United Parcel Service, Inc. Class B	8,705	1,866,874
Visa, Inc. Class A	22,935	5,086,295
The Walt Disney Co. (b)	19,642	2,694,097
Waters Corp. (b)	4,248	1,318,537
Zimmer Biomet Holdings, Inc.	9,313	1,191,132
		72,093,851

TOTAL COMMON STOCK (Cost $125,990,782)		163,561,116

TOTAL EQUITIES (Cost $125,990,782)		163,561,116

WARRANTS — 0.1%
Switzerland — 0.1%
Cie Financiere Richemont SA, Expires 11/22/23, Strike 67.00 (b)	105,484	83,333

TOTAL WARRANTS (Cost $0)		83,333

TOTAL LONG-TERM INVESTMENTS (Cost $125,990,782)		163,644,449

	Principal Amount
SHORT-TERM INVESTMENTS — 0.3%
Repurchase Agreement — 0.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (d)	$515,689	515,689

TOTAL SHORT-TERM INVESTMENTS (Cost $515,689)		515,689

MML Global Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 99.2% (Cost $126,506,471) (e)		$164,160,138

Other Assets/(Liabilities) — 0.8%		1,382,556

NET ASSETS — 100.0%		$165,542,694

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $991,677 or 0.60% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,021,671 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $1,442,535 or 0.87% of net assets.
(d)	Maturity value of $515,689. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $526,099.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Growth & Income Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.6%

COMMON STOCK — 99.6%
Basic Materials — 2.4%
Chemicals — 2.4%
DuPont de Nemours, Inc.	21,811	$1,604,853
PPG Industries, Inc.	6,181	810,144
The Sherwin-Williams Co.	5,359	1,337,714
		3,752,711
		3,752,711
Communications — 10.4%
Internet — 8.5%
Alphabet, Inc. Class A (a)	3,169	8,814,098
Alphabet, Inc. Class C (a)	1,103	3,080,668
Amazon.com, Inc. (a)	478	1,558,256
		13,453,022
Media — 1.9%
Cable One, Inc.	469	686,728
Comcast Corp. Class A	51,141	2,394,422
		3,081,150
		16,534,172
Consumer, Cyclical — 8.7%
Apparel — 1.7%
LVMH Moet Hennessy Louis Vuitton SE	2,463	1,753,827
NIKE, Inc. Class B	6,891	927,253
		2,681,080
Retail — 7.0%
Costco Wholesale Corp.	3,964	2,282,669
Dollar General Corp.	8,474	1,886,567
The Home Depot, Inc.	7,553	2,260,840
Starbucks Corp.	5,444	495,241
Target Corp.	11,870	2,519,051
Tractor Supply Co.	7,295	1,702,434
		11,146,802
		13,827,882

MML Growth & Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 23.7%
Beverages — 2.5%
Diageo PLC	41,387	$2,091,831
Pernod Ricard SA	8,284	1,816,864
		3,908,695
Biotechnology — 2.5%
Illumina, Inc. (a)	2,774	969,236
Maravai LifeSciences Holdings, Inc. Class A (a)	16,627	586,434
Vertex Pharmaceuticals, Inc. (a)	9,552	2,492,785
		4,048,455
Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co.	20,838	1,580,146
The Estee Lauder Cos., Inc. Class A	2,975	810,152
		2,390,298
Food — 1.0%
Danone SA	8,673	477,777
Mondelez International, Inc. Class A	18,129	1,138,139
		1,615,916
Health Care – Products — 5.3%
Danaher Corp.	8,002	2,347,226
Medtronic PLC	25,144	2,789,727
Thermo Fisher Scientific, Inc.	5,437	3,211,364
		8,348,317
Health Care – Services — 1.5%
ICON PLC (a)	9,790	2,381,124
Household Products & Wares — 0.7%
Kimberly-Clark Corp.	9,301	1,145,511
Pharmaceuticals — 8.7%
Becton Dickinson and Co.	10,356	2,754,696
Cigna Corp.	6,388	1,530,629
Eli Lilly & Co.	7,523	2,154,361
Johnson & Johnson	20,764	3,680,004
Merck & Co., Inc.	28,871	2,368,865
Zoetis, Inc.	7,276	1,372,181
		13,860,736
		37,699,052
Energy — 2.2%
Oil & Gas — 2.2%
ConocoPhillips	34,771	3,477,100
Financial — 19.2%
Banks — 7.3%
Bank of America Corp.	88,472	3,646,816
The Goldman Sachs Group, Inc.	7,715	2,546,721

MML Growth & Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
JP Morgan Chase & Co.	27,765	$3,784,925
Truist Financial Corp.	28,906	1,638,970
		11,617,432
Diversified Financial Services — 6.3%
The Charles Schwab Corp.	16,885	1,423,574
Mastercard, Inc. Class A	8,094	2,892,634
Nasdaq, Inc.	13,397	2,387,345
Visa, Inc. Class A	14,963	3,318,345
		10,021,898
Insurance — 1.2%
Chubb Ltd.	8,941	1,912,480
Private Equity — 0.6%
Blackstone, Inc.	7,421	942,022
Real Estate Investment Trusts (REITS) — 3.8%
American Tower Corp.	11,647	2,925,959
Equinix, Inc.	2,587	1,918,571
Rayonier, Inc.	27,589	1,134,460
		5,978,990
		30,472,822
Industrial — 11.8%
Aerospace & Defense — 1.4%
Howmet Aerospace, Inc.	62,217	2,236,079
Building Materials — 2.4%
Johnson Controls International PLC	35,618	2,335,472
Masco Corp.	29,100	1,484,100
		3,819,572
Electrical Components & Equipment — 0.9%
AMETEK, Inc.	10,754	1,432,218
Electronics — 3.4%
Fortive Corp.	17,410	1,060,791
Honeywell International, Inc.	13,980	2,720,229
TE Connectivity Ltd.	12,685	1,661,481
		5,442,501
Packaging & Containers — 2.2%
Ball Corp.	14,416	1,297,440
Crown Holdings, Inc.	17,665	2,209,715
		3,507,155
Transportation — 1.5%
Canadian Pacific Railway Ltd.	22,952	1,894,458

MML Growth & Income Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Old Dominion Freight Line, Inc.	1,541	$460,266
		2,354,724
		18,792,249
Technology — 20.5%
Computers — 5.7%
Accenture PLC Class A	6,477	2,184,239
Amdocs Ltd.	26,763	2,200,186
Apple, Inc.	26,313	4,594,513
		8,978,938
Semiconductors — 2.4%
Analog Devices, Inc.	10,019	1,654,938
Texas Instruments, Inc.	12,196	2,237,722
		3,892,660
Software — 12.4%
Adobe, Inc. (a)	4,807	2,190,165
Electronic Arts, Inc.	17,780	2,249,348
Fidelity National Information Services, Inc.	21,446	2,153,607
Fiserv, Inc. (a)	16,493	1,672,390
Microsoft Corp.	31,556	9,729,031
salesforce.com, Inc. (a)	7,878	1,672,657
		19,667,198
		32,538,796
Utilities — 0.7%
Electric — 0.7%
American Electric Power Co., Inc.	10,228	1,020,448

TOTAL COMMON STOCK (Cost $86,645,371)		158,115,232

TOTAL EQUITIES (Cost $86,645,371)		158,115,232

TOTAL LONG-TERM INVESTMENTS (Cost $86,645,371)		158,115,232

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%,due 4/01/22 (b)	$835,080	835,080

TOTAL SHORT-TERM INVESTMENTS (Cost $835,080)		835,080

MML Growth & Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 100.1% (Cost $87,480,451) (c)		$158,950,312

Other Assets/(Liabilities) — (0.1)%		(159,833)

NET ASSETS — 100.0%		$158,790,479

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $835,080. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $851,897.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Income & Growth Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 98.1%
Basic Materials — 7.1%
Chemicals — 7.1%
Air Products & Chemicals, Inc.	21,127	$5,279,848
Axalta Coating Systems Ltd. (a)	57,691	1,418,045
DuPont de Nemours, Inc.	54,803	4,032,405
Element Solutions, Inc.	87,996	1,927,112
International Flavors & Fragrances, Inc.	38,105	5,004,330
		17,661,740
		17,661,740
Communications — 3.2%
Media — 2.4%
Altice USA, Inc. Class A (a)	63,416	791,432
Comcast Corp. Class A	110,108	5,155,256
		5,946,688
Telecommunications — 0.8%
T-Mobile US, Inc. (a)	14,853	1,906,383
		7,853,071
Consumer, Cyclical — 8.1%
Apparel — 0.5%
Ralph Lauren Corp.	10,731	1,217,325
Entertainment — 1.7%
Marriott Vacations Worldwide Corp.	11,183	1,763,559
SeaWorld Entertainment, Inc. (a)	33,175	2,469,547
		4,233,106
Food Services — 0.8%
Aramark	49,197	1,849,807
Lodging — 1.6%
Las Vegas Sands Corp. (a)	47,965	1,864,400
MGM Resorts International	51,847	2,174,463
		4,038,863
Retail — 3.5%
Advance Auto Parts, Inc.	14,872	3,077,909
Dollar General Corp.	8,412	1,872,764
Lithia Motors, Inc.	4,803	1,441,476

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lowe's Cos., Inc.	11,485	$2,322,152
		8,714,301
		20,053,402
Consumer, Non-cyclical — 26.8%
Agriculture — 2.1%
Altria Group, Inc.	44,030	2,300,567
Philip Morris International, Inc.	29,982	2,816,509
		5,117,076
Beverages — 2.9%
Coca-Cola Europacific Partners PLC	107,474	5,224,311
Molson Coors Beverage Co. Class B	38,157	2,036,821
		7,261,132
Biotechnology — 2.2%
Corteva, Inc.	94,362	5,423,928
Commercial Services — 0.2%
PROG Holdings, Inc. (a)	18,875	543,034
Cosmetics & Personal Care — 0.9%
The Procter & Gamble Co.	14,977	2,288,486
Health Care – Products — 3.7%
Envista Holdings Corp. (a)	27,132	1,321,600
Hologic, Inc. (a)	17,068	1,311,164
LivaNova PLC (a)	14,063	1,150,775
Medtronic PLC	50,153	5,564,475
		9,348,014
Health Care – Services — 4.8%
Anthem, Inc.	5,022	2,466,907
Humana, Inc.	6,070	2,641,482
UnitedHealth Group, Inc.	13,199	6,731,094
		11,839,483
Pharmaceuticals — 10.0%
Becton Dickinson and Co.	9,809	2,609,194
Cigna Corp.	19,598	4,695,877
CVS Health Corp.	53,788	5,443,883
Johnson & Johnson	10,921	1,935,529
Merck & Co., Inc.	88,042	7,223,846
Perrigo Co. PLC	80,972	3,111,754
		25,020,083
		66,841,236
Energy — 8.8%
Oil & Gas — 7.3%
Hess Corp.	65,325	6,992,388
Phillips 66	64,648	5,584,941
Pioneer Natural Resources Co.	13,970	3,492,919

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Valero Energy Corp.	21,488	$2,181,891
		18,252,139
Pipelines — 1.5%
Enbridge, Inc.	80,685	3,718,772
		21,970,911
Financial — 20.9%
Banks — 9.1%
JP Morgan Chase & Co.	38,390	5,233,325
M&T Bank Corp.	12,282	2,081,799
Northern Trust Corp.	38,593	4,494,155
US Bancorp	88,896	4,724,822
Wells Fargo & Co.	124,885	6,051,927
		22,586,028
Diversified Financial Services — 2.5%
AerCap Holdings NV (a)	22,633	1,137,987
American Express Co.	27,407	5,125,109
		6,263,096
Insurance — 6.4%
The Allstate Corp.	36,821	5,100,077
American International Group, Inc.	31,718	1,990,939
Axis Capital Holdings Ltd.	21,910	1,324,898
Chubb Ltd.	26,368	5,640,115
Willis Towers Watson PLC	8,336	1,969,130
		16,025,159
Real Estate — 0.5%
The Howard Hughes Corp. (a)	12,518	1,296,990
Real Estate Investment Trusts (REITS) — 2.4%
American Campus Communities, Inc.	23,249	1,301,247
Corporate Office Properties Trust	81,347	2,321,643
MGM Growth Properties LLC Class A	30,026	1,162,006
VICI Properties, Inc.	40,408	1,150,012
		5,934,908
		52,106,181
Industrial — 12.5%
Aerospace & Defense — 3.7%
General Dynamics Corp.	12,271	2,959,520
Raytheon Technologies Corp.	64,005	6,340,975
		9,300,495
Building Materials — 0.2%
MDU Resources Group, Inc.	20,962	558,637
Electrical Components & Equipment — 0.5%
Emerson Electric Co.	12,245	1,200,622

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 1.5%
AECOM	30,869	$2,371,048
Jacobs Engineering Group, Inc.	9,419	1,298,032
		3,669,080
Hand & Machine Tools — 1.6%
Stanley Black & Decker, Inc.	28,717	4,014,349
Machinery – Construction & Mining — 1.6%
BWX Technologies, Inc.	31,517	1,697,506
Vertiv Holdings Co.	154,763	2,166,682
		3,864,188
Machinery – Diversified — 2.5%
Deere & Co.	15,258	6,339,089
Transportation — 0.9%
J.B. Hunt Transport Services, Inc.	11,274	2,263,707
		31,210,167
Technology — 6.5%
Computers — 1.8%
Cognizant Technology Solutions Corp. Class A	48,149	4,317,521
Semiconductors — 2.4%
Broadcom, Inc.	4,452	2,803,335
Microchip Technology, Inc.	23,226	1,745,201
QUALCOMM, Inc.	9,463	1,446,136
		5,994,672
Software — 2.3%
Fidelity National Information Services, Inc.	12,793	1,284,673
Oracle Corp.	54,382	4,499,023
		5,783,696
		16,095,889
Utilities — 4.2%
Electric — 4.2%
CenterPoint Energy, Inc.	46,412	1,422,063
Constellation Energy Corp.	11,756	661,275
Entergy Corp.	24,081	2,811,457
Exelon Corp.	35,270	1,679,910

MML Income & Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pinnacle West Capital Corp.	51,058	$3,987,630
		10,562,335
		10,562,335

TOTAL COMMON STOCK (Cost $184,476,007)		244,354,932

TOTAL EQUITIES (Cost $184,476,007)		244,354,932

TOTAL LONG-TERM INVESTMENTS (Cost $184,476,007)		244,354,932

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (b)	$3,816,071	3,816,071

TOTAL SHORT-TERM INVESTMENTS (Cost $3,816,071)		3,816,071

TOTAL INVESTMENTS — 99.7% (Cost $188,292,078) (c)		248,171,003

Other Assets/(Liabilities) — 0.3%		867,121

NET ASSETS — 100.0%		$249,038,124

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $3,816,071. Collateralized by U.S. Government Agency obligations with rates ranging from 0.375% - 0.500%, maturity dates ranging from 4/15/24 - 9/15/24, and an aggregate market value, including accrued interest, of $3,892,442.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML International Equity Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 97.7%
Australia — 0.7%
Brambles Ltd.	97,100	$716,023
Orica Ltd.	83,286	986,320
		1,702,343
Belgium — 1.1%
Anheuser-Busch InBev SA	25,300	1,517,477
KBC Group NV	15,959	1,147,764
		2,665,241
Canada — 4.0%
Canadian National Railway Co.	25,697	3,446,996
Intact Financial Corp.	7,959	1,176,008
Open Text Corp.	23,300	987,988
Restaurant Brands International, Inc.	12,500	729,875
Suncor Energy, Inc.	39,701	1,292,509
The Toronto-Dominion Bank	23,261	1,845,585
		9,478,961
Cayman Islands — 2.3%
Alibaba Group Holding Ltd. (a)	140,840	1,927,717
JD.com, Inc. Class A (a)	50	1,464
JD.COM, Inc., Class A, Lockup Shares (Acquired 1/20/22, Cost $47,415)) (a) (b) (c)	1,300	36,170
NetEase, Inc.	43,800	789,611
Tencent Holdings Ltd.	34,600	1,632,269
Trip.com Group Ltd. (a)	11,500	270,891
Vipshop Holdings Ltd. ADR (a)	88,064	792,576
		5,450,698
Denmark — 2.1%
Carlsberg A/S Class B	9,851	1,202,751
Novo Nordisk A/S Class B	34,037	3,769,485
		4,972,236
Finland — 0.2%
UPM-Kymmene OYJ (d)	15,000	489,459
France — 17.0%
Accor SA (a)	48,200	1,544,644
Air Liquide SA	26,432	4,623,993
BNP Paribas SA	42,676	2,429,854
Capgemini SE	20,094	4,469,774
Cie de Saint-Gobain	15,428	918,121

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Cie Generale des Etablissements Michelin SCA	8,905	$1,203,002
Danone SA	19,000	1,046,670
Dassault Systemes SE	22,606	1,113,910
Edenred	4,500	222,460
Engie SA	131,084	1,718,302
EssilorLuxottica SA	12,802	2,336,942
L'Oreal SA	3,799	1,520,610
Legrand SA	16,272	1,546,930
LVMH Moet Hennessy Louis Vuitton SE	5,332	3,796,755
Pernod Ricard SA	13,495	2,959,751
Publicis Groupe SA	20,651	1,254,475
Schneider Electric SE	31,966	5,336,930
Valeo	46,110	847,171
Worldline SA (a) (e)	36,400	1,578,056
		40,468,350
Germany — 15.6%
adidas AG	3,255	760,095
Allianz SE Registered	10,610	2,533,609
Bayer AG Registered	86,142	5,893,595
Bayerische Motoren Werke AG	24,475	2,119,885
Beiersdorf AG	26,716	2,807,352
Continental AG (a)	25,220	1,819,147
Daimler Truck Holding AG (a)	39,449	1,095,934
Deutsche Boerse AG	17,552	3,153,019
Fresenius Medical Care AG & Co. KGaA	23,300	1,562,557
Fresenius SE & Co. KGaA	38,600	1,420,332
Henkel AG & Co. KGaA	16,000	1,060,534
Mercedes-Benz Group AG	31,298	2,198,266
Merck KGaA	14,731	3,085,096
MTU Aero Engines AG	4,307	1,000,716
SAP SE	40,214	4,487,211
Siemens AG Registered	5,290	732,994
thyssenkrupp AG (a)	141,374	1,217,860
Vitesco Technologies Group AG (a)	1,411	55,999
		37,004,201
Hong Kong — 1.5%
AIA Group Ltd.	344,800	3,609,861
India — 0.6%
Axis Bank Ltd. (a)	79,042	786,437
HDFC Bank Ltd. ADR	11,494	704,927
		1,491,364
Indonesia — 0.0%
Bank Mandiri Persero Tbk PT	177,700	97,505
Ireland — 1.9%
Linde PLC (a)	6,349	2,045,908
Ryanair Holdings PLC Sponsored ADR (a)	28,262	2,462,185
		4,508,093
Israel — 0.9%
Check Point Software Technologies Ltd. (a)	14,957	2,067,955

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Italy — 2.3%
Eni SpA	74,144	$1,087,032
Intesa Sanpaolo SpA	1,868,847	4,271,638
Intesa Sanpaolo SpA	12,000	27,608
		5,386,278
Japan — 10.3%
Daikin Industries Ltd.	14,800	2,694,709
Denso Corp.	19,200	1,225,179
Hitachi Ltd.	62,700	3,141,801
Hoya Corp.	17,800	2,031,188
Koito Manufacturing Co. Ltd.	23,400	947,331
Komatsu Ltd.	25,100	602,292
Kose Corp.	10,600	1,108,639
Kubota Corp.	112,500	2,109,148
Kyocera Corp.	28,600	1,607,569
Olympus Corp.	103,700	1,970,133
Shin-Etsu Chemical Co. Ltd.	6,300	960,027
SMC Corp.	2,800	1,563,837
Sony Group Corp.	20,600	2,126,146
Terumo Corp.	53,200	1,611,202
Toyota Motor Corp.	38,600	691,461
		24,390,662
Mexico — 0.4%
Grupo Televisa SAB Sponsored ADR	81,800	957,060
Netherlands — 4.8%
CNH Industrial NV	105,653	1,672,918
EXOR NV	20,920	1,595,611
ING Groep NV	132,106	1,380,610
Iveco Group NV (a)	12,156	78,988
Koninklijke Philips NV	60,777	1,859,350
Prosus NV	37,573	1,989,015
QIAGEN NV (a)	29,825	1,463,984
Randstad NV (d)	23,501	1,410,584
		11,451,060
Portugal — 0.5%
Galp Energia SGPS SA	90,702	1,147,825
Republic of Korea — 0.5%
NAVER Corp.	4,555	1,273,684
Singapore — 0.9%
DBS Group Holdings, Ltd.	81,200	2,134,776
Spain — 1.0%
Amadeus IT Group SA (a)	37,201	2,423,124
Sweden — 1.4%
Hennes & Mauritz AB Class B (d)	94,818	1,266,267
SKF AB Class B (d)	69,100	1,123,214
Volvo AB Class B	52,170	973,049
		3,362,530

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Switzerland — 13.6%
Cie Financiere Richemont SA Registered	23,593	$2,992,737
Credit Suisse Group AG Registered	273,919	2,161,252
Holcim Ltd.	33,659	1,643,286
Julius Baer Group Ltd.	20,350	1,180,437
Nestle SA Registered	49,573	6,435,607
Novartis AG Registered	43,602	3,823,959
Roche Holding AG	14,923	5,901,678
Sika AG Registered	4,773	1,572,497
The Swatch Group AG	2,415	686,243
UBS Group AG Registered	177,446	3,466,763
Zurich Insurance Group AG	5,068	2,498,669
		32,363,128
Taiwan — 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	24,190	2,522,049
United Kingdom — 12.6%
Compass Group PLC	149,148	3,214,298
Diageo PLC	57,204	2,891,273
Experian PLC	56,800	2,190,492
Glencore PLC	326,144	2,119,534
Informa PLC (a)	96,300	755,786
Liberty Global PLC Class A (a)	51,600	1,316,316
Lloyds Banking Group PLC	4,154,984	2,543,671
London Stock Exchange Group PLC	9,319	973,609
Natwest Group PLC	214,600	603,845
Prudential PLC	71,700	1,059,136
Reckitt Benckiser Group PLC	30,069	2,298,384
RELX PLC	93,550	2,913,910
Rio Tinto PLC	22,399	1,776,821
Rolls-Royce Holdings PLC (a)	857,319	1,127,201
Schroders PLC	30,000	1,264,230
Smiths Group PLC	34,294	650,071
Tesco PLC	452,748	1,636,838
WPP PLC	52,592	688,231
		30,023,646
United States — 0.4%
Yum China Holdings, Inc.	23,869	991,518

TOTAL COMMON STOCK (Cost $241,251,874)		232,433,607

PREFERRED STOCK — 0.4%
Republic of Korea — 0.4%
Samsung Electronics Co. Ltd. 1.760%
	20,300	1,049,994

TOTAL PREFERRED STOCK (Cost $1,174,727)		1,049,994

TOTAL EQUITIES (Cost $242,426,601)		233,483,601

MML International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 0.3%

United States — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	626,054	$626,054

TOTAL MUTUAL FUNDS (Cost $626,054)		626,054

TOTAL LONG-TERM INVESTMENTS (Cost $243,052,655)		234,109,655

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (g)	$3,242,074	3,242,074

TOTAL SHORT-TERM INVESTMENTS (Cost $3,242,074)		3,242,074

TOTAL INVESTMENTS — 99.8% (Cost $246,294,729) (h)		237,351,729

Other Assets/(Liabilities) — 0.2%		468,420

NET ASSETS — 100.0%		$237,820,149

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $36,170 or 0.02% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At March 31, 2022, these securities amounted to a value of $36,170 or 0.02% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $3,470,997 or 1.46% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $3,020,408 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $1,578,056 or 0.66% of net assets.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $3,242,074. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $3,307,027.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank and Trust	6/15/22	CHF	166,000	USD	$180,415	$(234)
State Street Bank and Trust Co	6/15/22	USD	1,194,465	CHF	1,097,000	3,748
						$3,514

Currency Legend

CHF	Swiss Franc

MML Large Cap Growth Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.5%
Communications — 27.2%
Internet — 22.1%
Alibaba Group Holding Ltd. Sponsored ADR (a)	28,022	$3,048,794
Alphabet, Inc. Class A (a)	2,620	7,287,137
Alphabet, Inc. Class C (a)	2,563	7,158,433
Amazon.com, Inc. (a)	3,723	12,136,794
Meta Platforms, Inc. Class A (a)	39,728	8,833,918
Netflix, Inc. (a)	11,742	4,398,436
Shopify, Inc. Class A (a)	4,646	3,140,510
		46,004,022
Media — 5.1%
FactSet Research Systems, Inc.	8,594	3,731,085
The Walt Disney Co. (a)	51,206	7,023,415
		10,754,500
		56,758,522
Consumer, Cyclical — 7.1%
Auto Manufacturers — 3.2%
Tesla, Inc. (a)	6,153	6,630,472
Retail — 3.9%
Starbucks Corp.	46,026	4,186,985
Yum China Holdings, Inc.	30,333	1,260,033
Yum! Brands, Inc.	22,562	2,674,274
		8,121,292
		14,751,764
Consumer, Non-cyclical — 23.0%
Beverages — 2.8%
Monster Beverage Corp. (a)	73,355	5,861,065
Biotechnology — 9.0%
Illumina, Inc. (a)	14,008	4,894,395
Regeneron Pharmaceuticals, Inc. (a)	10,130	7,074,995
Vertex Pharmaceuticals, Inc. (a)	26,197	6,836,631
		18,806,021
Commercial Services — 3.1%
Block, Inc. (a)	24,167	3,277,045

MML Large Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
PayPal Holdings, Inc. (a)	27,635	$3,195,988
		6,473,033
Health Care – Products — 1.3%
Intuitive Surgical, Inc. (a)	9,058	2,732,617
Pharmaceuticals — 6.8%
Novartis AG Sponsored ADR	67,136	5,891,184
Novo Nordisk A/S Sponsored ADR	24,506	2,721,391
Roche Holding AG Sponsored ADR	110,304	5,450,121
		14,062,696
		47,935,432
Financial — 7.0%
Diversified Financial Services — 7.0%
SEI Investments Co.	48,923	2,945,654
Visa, Inc. Class A	52,257	11,589,035
		14,534,689
		14,534,689
Industrial — 8.6%
Aerospace & Defense — 4.5%
The Boeing Co. (a)	49,203	9,422,374
Machinery – Diversified — 2.6%
Deere & Co.	13,275	5,515,232
Transportation — 1.5%
Expeditors International of Washington, Inc.	29,405	3,033,420
		17,971,026
Technology — 26.6%
Semiconductors — 9.0%
NVIDIA Corp.	51,295	13,996,354
QUALCOMM, Inc.	31,560	4,822,999
		18,819,353
Software — 17.6%
Autodesk, Inc. (a)	32,880	7,047,828
Microsoft Corp.	33,339	10,278,747
Oracle Corp.	111,566	9,229,855
salesforce.com, Inc. (a)	34,549	7,335,444

MML Large Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Workday, Inc. Class A (a)	11,459	$2,743,972
		36,635,846
		55,455,199

TOTAL COMMON STOCK (Cost $161,802,538)		207,406,632

TOTAL EQUITIES (Cost $161,802,538)		207,406,632

TOTAL LONG-TERM INVESTMENTS (Cost $161,802,538)		207,406,632

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (b)	$987,780	987,780

TOTAL SHORT-TERM INVESTMENTS (Cost $987,780)		987,780

TOTAL INVESTMENTS — 100.0% (Cost $162,790,318) (c)		208,394,412

Other Assets/(Liabilities) — (0.0)%		(95,387)

NET ASSETS — 100.0%		$208,299,025

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $987,780. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $1,007,622.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Managed Volatility Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 101.5%

COMMON STOCK — 101.5%
Basic Materials — 2.2%
Chemicals — 1.6%
Air Products & Chemicals, Inc. (a)	765	$191,181
Albemarle Corp. (a)	413	91,335
Celanese Corp. (a)	395	56,434
CF Industries Holdings, Inc. (a)	717	73,894
Dow, Inc. (a)	2,490	158,663
DuPont de Nemours, Inc. (a)	1,754	129,059
Eastman Chemical Co. (a)	421	47,177
Ecolab, Inc. (a)	845	149,193
FMC Corp. (a)	432	56,838
International Flavors & Fragrances, Inc. (a)	858	112,681
Linde PLC (a)	1,746	557,725
LyondellBasell Industries NV Class A (a)	870	89,453
The Mosaic Co. (a)	1,258	83,657
PPG Industries, Inc. (a)	830	108,788
The Sherwin-Williams Co. (a)	817	203,940
		2,110,018
Forest Products & Paper — 0.1%
International Paper Co. (a)	1,364	62,949
Iron & Steel — 0.1%
Nucor Corp. (a)	927	137,799
Mining — 0.4%
Freeport-McMoRan, Inc. (a)	4,999	248,650
Newmont Corp. (a)	2,718	215,945
		464,595
		2,775,361
Communications — 14.6%
Advertising — 0.1%
The Interpublic Group of Cos., Inc. (a)	1,413	50,091
Omnicom Group, Inc. (a)	699	59,331
		109,422
Internet — 10.7%
Alphabet, Inc. Class A (a) (b)	1,028	2,859,228
Alphabet, Inc. Class C (a) (b)	944	2,636,583
Amazon.com, Inc. (a) (b)	1,492	4,863,845
Booking Holdings, Inc. (a) (b)	139	326,435
CDW Corp. (a)	445	79,606
eBay, Inc. (a)	2,133	122,136

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Etsy, Inc. (a) (b)	430	$53,440
Expedia Group, Inc. (a) (b)	508	99,400
F5, Inc. (a) (b)	212	44,297
Match Group, Inc. (a) (b)	981	106,674
Meta Platforms, Inc. Class A (a) (b)	7,866	1,749,084
Netflix, Inc. (a) (b)	1,510	565,631
NortonLifeLock, Inc. (a)	1,956	51,873
Twitter, Inc. (a) (b)	2,707	104,734
VeriSign, Inc. (a) (b)	346	76,971
		13,739,937
Media — 1.6%
Charter Communications, Inc. Class A (a) (b)	403	219,845
Comcast Corp. Class A (a)	15,382	720,185
Discovery, Inc. Class A (a) (b)	885	22,054
Discovery, Inc. Class C (a) (b)	670	16,730
DISH Network Corp. Class A (a) (b)	884	27,979
FactSet Research Systems, Inc. (a)	130	56,439
Fox Corp. Class A (a)	778	30,692
Fox Corp. Class B (a)	818	29,677
News Corp. Class A (a)	837	18,540
News Corp. Class B (a)	1,016	22,880
Paramount Global Class B (a)	2,050	77,510
The Walt Disney Co. (a) (b)	6,194	849,569
		2,092,100
Telecommunications — 2.2%
Arista Networks, Inc. (a) (b)	760	105,625
AT&T, Inc. (a)	24,236	572,697
Cisco Systems, Inc. (a)	14,361	800,769
Corning, Inc. (a)	2,601	96,003
Juniper Networks, Inc. (a)	1,049	38,981
Lumen Technologies, Inc. (a)	3,054	34,419
Motorola Solutions, Inc. (a)	581	140,718
T-Mobile US, Inc. (a) (b)	2,030	260,550
Verizon Communications, Inc. (a)	14,404	733,740
		2,783,502
		18,724,961
Consumer, Cyclical — 9.9%
Airlines — 0.3%
Alaska Air Group, Inc. (a) (b)	399	23,146
American Airlines Group, Inc. (a) (b)	2,403	43,855
Delta Air Lines, Inc. (a) (b)	2,283	90,338
Southwest Airlines Co. (a) (b)	1,951	89,356
United Airlines Holdings, Inc. (a) (b)	1,015	47,055
		293,750
Apparel — 0.6%
NIKE, Inc. Class B (a)	4,340	583,990
PVH Corp. (a)	214	16,395
Ralph Lauren Corp. (a)	181	20,533
Tapestry, Inc. (a)	845	31,392
Under Armour, Inc. Class A (a) (b)	604	10,280

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Under Armour, Inc. Class C (a) (b)	911	$14,175
VF Corp. (a)	1,165	66,242
		743,007
Auto Manufacturers — 2.9%
Cummins, Inc. (a)	492	100,914
Ford Motor Co. (a)	13,567	229,418
General Motors Co. (a) (b)	4,909	214,720
PACCAR, Inc. (a)	1,228	108,150
Tesla, Inc. (a) (b)	2,853	3,074,393
		3,727,595
Auto Parts & Equipment — 0.1%
Aptiv PLC (a) (b)	898	107,500
BorgWarner, Inc. (a)	879	34,193
		141,693
Distribution & Wholesale — 0.3%
Copart, Inc. (a) (b)	724	90,840
Fastenal Co. (a)	2,043	121,354
LKQ Corp. (a)	980	44,502
Pool Corp. (a)	138	58,353
W.W. Grainger, Inc. (a)	145	74,790
		389,839
Entertainment — 0.1%
Caesars Entertainment, Inc. (a) (b)	750	58,020
Live Nation Entertainment, Inc. (a) (b)	465	54,703
Penn National Gaming, Inc. (a) (b)	582	24,688
		137,411
Home Builders — 0.2%
D.R. Horton, Inc. (a)	1,071	79,800
Lennar Corp. Class A (a)	926	75,163
NVR, Inc. (a) (b)	11	49,140
PulteGroup, Inc. (a)	882	36,956
		241,059
Home Furnishing — 0.0%
Whirlpool Corp. (a)	190	32,828
Housewares — 0.0%
Newell Brands, Inc. (a)	1,346	28,818
Leisure Time — 0.1%
Carnival Corp. (a) (b)	2,851	57,647
Norwegian Cruise Line Holdings Ltd. (a) (b)	1,247	27,284
Royal Caribbean Cruises Ltd. (a) (b)	788	66,019
		150,950
Lodging — 0.4%
Hilton Worldwide Holdings, Inc. (a) (b)	949	144,001
Las Vegas Sands Corp. (a) (b)	1,231	47,849
Marriott International, Inc. Class A (a) (b)	932	163,799

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MGM Resorts International (a)	1,335	$55,990
Wynn Resorts Ltd. (a) (b)	383	30,541
		442,180
Retail — 4.9%
Advance Auto Parts, Inc. (a)	220	45,531
AutoZone, Inc. (a) (b)	70	143,121
Bath & Body Works, Inc. (a)	924	44,167
Best Buy Co., Inc. (a)	729	66,266
CarMax, Inc. (a) (b)	543	52,389
Chipotle Mexican Grill, Inc. (a) (b)	96	151,875
Costco Wholesale Corp. (a)	1,510	869,533
Darden Restaurants, Inc. (a)	447	59,429
Dollar General Corp. (a)	785	174,765
Dollar Tree, Inc. (a) (b)	763	122,194
Domino's Pizza, Inc. (a)	130	52,911
Genuine Parts Co. (a)	460	57,969
The Home Depot, Inc. (a)	3,559	1,065,315
Lowe's Cos., Inc. (a)	2,294	463,824
McDonald's Corp. (a)	2,536	627,102
O'Reilly Automotive, Inc. (a) (b)	228	156,171
Ross Stores, Inc. (a)	1,220	110,361
Starbucks Corp. (a)	3,893	354,146
Target Corp. (a)	1,632	346,343
The TJX Cos., Inc. (a)	4,048	245,228
Tractor Supply Co. (a)	381	88,914
Ulta Beauty, Inc. (a) (b)	182	72,476
Walgreens Boots Alliance, Inc. (a)	2,519	112,776
Walmart, Inc. (a)	4,815	717,050
Yum! Brands, Inc. (a)	986	116,871
		6,316,727
Toys, Games & Hobbies — 0.0%
Hasbro, Inc. (a)	432	35,389
		12,681,246
Consumer, Non-cyclical — 20.4%
Agriculture — 0.8%
Altria Group, Inc. (a)	6,164	322,069
Archer-Daniels-Midland Co. (a)	1,891	170,681
Philip Morris International, Inc. (a)	5,271	495,158
		987,908
Beverages — 1.5%
Brown-Forman Corp. Class B (a)	604	40,480
The Coca-Cola Co. (a)	13,230	820,260
Constellation Brands, Inc. Class A (a)	576	132,664
Molson Coors Beverage Co. Class B (a)	613	32,722
Monster Beverage Corp. (a) (b)	1,265	101,073
PepsiCo, Inc. (a)	4,704	787,356
		1,914,555
Biotechnology — 1.5%
Amgen, Inc. (a)	1,915	463,085

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Bio-Rad Laboratories, Inc. Class A (a) (b)	72	$40,552
Biogen, Inc. (a) (b)	516	108,670
Corteva, Inc. (a)	2,466	141,746
Gilead Sciences, Inc. (a)	4,248	252,544
Illumina, Inc. (a) (b)	530	185,182
Incyte Corp. (a) (b)	626	49,717
Moderna, Inc. (a) (b)	1,208	208,090
Regeneron Pharmaceuticals, Inc. (a) (b)	365	254,923
Vertex Pharmaceuticals, Inc. (a) (b)	864	225,478
		1,929,987
Commercial Services — 1.9%
Automatic Data Processing, Inc. (a)	1,426	324,472
Cintas Corp. (a)	312	132,722
Equifax, Inc. (a)	407	96,500
FleetCor Technologies, Inc. (a) (b)	267	66,499
Gartner, Inc. (a) (b)	277	82,396
Global Payments, Inc. (a)	962	131,640
MarketAxess Holdings, Inc. (a)	139	47,288
Moody's Corp. (a)	562	189,624
Nielsen Holdings PLC (a)	1,326	36,120
PayPal Holdings, Inc. (a) (b)	3,959	457,858
Quanta Services, Inc. (a)	473	62,252
Robert Half International, Inc. (a)	357	40,762
Rollins, Inc. (a)	750	26,287
S&P Global, Inc. (a)	1,204	493,857
United Rentals, Inc. (a) (b)	243	86,316
Verisk Analytics, Inc. (a)	566	121,481
		2,396,074
Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co. (a)	2,943	223,168
The Estee Lauder Cos., Inc. Class A (a)	807	219,762
The Procter & Gamble Co. (a)	8,154	1,245,931
		1,688,861
Food — 1.1%
Campbell Soup Co. (a)	671	29,907
Conagra Brands, Inc. (a)	1,772	59,486
General Mills, Inc. (a)	2,066	139,910
The Hershey Co. (a)	487	105,499
Hormel Foods Corp. (a)	937	48,293
The J.M. Smucker Co. (a)	405	54,841
Kellogg Co. (a)	959	61,846
The Kraft Heinz Co. (a)	2,390	94,142
The Kroger Co. (a)	2,262	129,771
Lamb Weston Holdings, Inc. (a)	473	28,337
McCormick & Co., Inc. (a)	824	82,235
Mondelez International, Inc. Class A (a)	4,703	295,254
Sysco Corp. (a)	1,749	142,806
Tyson Foods, Inc. Class A (a)	984	88,196
		1,360,523
Health Care – Products — 4.0%
Abbott Laboratories (a)	6,020	712,527
ABIOMED, Inc. (a) (b)	157	52,005

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Align Technology, Inc. (a) (b)	249	$108,564
Baxter International, Inc. (a)	1,722	133,524
Bio-Techne Corp. (a)	130	56,295
Boston Scientific Corp. (a) (b)	4,937	218,660
The Cooper Cos., Inc. (a)	177	73,913
Danaher Corp. (a)	2,168	635,940
Dentsply Sirona, Inc. (a)	744	36,620
Edwards Lifesciences Corp. (a) (b)	2,114	248,860
Henry Schein, Inc. (a) (b)	480	41,851
Hologic, Inc. (a) (b)	865	66,449
IDEXX Laboratories, Inc. (a) (b)	286	156,459
Intuitive Surgical, Inc. (a) (b)	1,214	366,240
Medtronic PLC (a)	4,570	507,042
PerkinElmer, Inc. (a)	421	73,448
ResMed, Inc. (a)	504	122,225
Steris PLC (a)	346	83,652
Stryker Corp. (a)	1,137	303,977
Teleflex, Inc. (a)	159	56,418
Thermo Fisher Scientific, Inc. (a)	1,343	793,243
Waters Corp. (a) (b)	213	66,113
West Pharmaceutical Services, Inc. (a)	254	104,320
Zimmer Biomet Holdings, Inc. (a)	698	89,274
		5,107,619
Health Care – Services — 2.4%
Anthem, Inc. (a)	826	405,748
Catalent, Inc. (a) (b)	611	67,760
Centene Corp. (a) (b)	2,013	169,474
Charles River Laboratories International, Inc. (a) (b)	173	49,127
DaVita, Inc. (a) (b)	189	21,378
HCA Healthcare, Inc. (a)	812	203,503
Humana, Inc. (a)	436	189,734
IQVIA Holdings, Inc. (a) (b)	674	155,836
Laboratory Corp. of America Holdings (a) (b)	313	82,526
Molina Healthcare, Inc. (a) (b)	203	67,719
Quest Diagnostics, Inc. (a)	425	58,165
UnitedHealth Group, Inc. (a)	3,211	1,637,514
Universal Health Services, Inc. Class B (a)	276	40,006
		3,148,490
Household Products & Wares — 0.2%
Avery Dennison Corp. (a)	274	47,668
Church & Dwight Co., Inc. (a)	764	75,926
The Clorox Co. (a)	443	61,590
Kimberly-Clark Corp. (a)	1,174	144,590
		329,774
Pharmaceuticals — 5.7%
AbbVie, Inc. (a)	6,025	976,713
AmerisourceBergen Corp. (a)	501	77,510
Becton Dickinson and Co. (a)	966	256,956
Bristol-Myers Squibb Co. (a)	7,420	541,883
Cardinal Health, Inc. (a)	912	51,710
Cigna Corp. (a)	1,096	262,612
CVS Health Corp. (a)	4,472	452,611
DexCom, Inc. (a) (b)	328	167,805

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Eli Lilly & Co. (a)	2,706	$774,917
Johnson & Johnson (a)	8,977	1,590,994
McKesson Corp. (a)	509	155,820
Merck & Co., Inc. (a)	8,607	706,204
Organon & Co. (a)	877	30,634
Pfizer, Inc. (a)	19,133	990,515
Viatris, Inc. (a)	4,019	43,727
Zoetis, Inc. (a)	1,607	303,064
		7,383,675
		26,247,466
Energy — 4.0%
Energy – Alternate Sources — 0.1%
Enphase Energy, Inc. (a) (b)	458	92,415
SolarEdge Technologies, Inc. (a) (b)	185	59,639
		152,054
Oil & Gas — 3.3%
APA Corp. (a)	1,210	50,009
Chevron Corp. (a)	6,570	1,069,793
ConocoPhillips (a)	4,433	443,300
Coterra Energy, Inc. (a)	2,739	73,871
Devon Energy Corp. (a)	2,196	129,849
Diamondback Energy, Inc. (a)	572	78,410
EOG Resources, Inc. (a)	2,023	241,202
Exxon Mobil Corp. (a)	14,435	1,192,187
Hess Corp. (a)	976	104,471
Marathon Oil Corp. (a)	2,698	67,747
Marathon Petroleum Corp. (a)	1,956	167,238
Occidental Petroleum Corp. (a)	3,012	170,901
Phillips 66 (a)	1,574	135,978
Pioneer Natural Resources Co. (a)	770	192,523
Valero Energy Corp. (a)	1,388	140,938
		4,258,417
Oil & Gas Services — 0.3%
Baker Hughes Co. (a)	2,991	108,902
Halliburton Co. (a)	3,156	119,518
Schlumberger NV (a)	4,769	197,007
		425,427
Pipelines — 0.3%
Kinder Morgan, Inc. (a)	6,673	126,186
ONEOK, Inc. (a)	1,477	104,321
The Williams Cos., Inc. (a)	4,151	138,685
		369,192
		5,205,090
Financial — 15.1%
Banks — 4.7%
Bank of America Corp. (a)	24,225	998,554
The Bank of New York Mellon Corp. (a)	2,485	123,331

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Citigroup, Inc. (a)	6,752	$360,557
Citizens Financial Group, Inc. (a)	1,374	62,283
Comerica, Inc. (a)	420	37,981
Fifth Third Bancorp (a)	2,394	103,038
First Republic Bank (a)	637	103,258
The Goldman Sachs Group, Inc. (a)	1,151	379,945
Huntington Bancshares, Inc. (a)	4,977	72,764
JP Morgan Chase & Co. (a)	10,073	1,373,151
KeyCorp. (a)	3,164	70,810
M&T Bank Corp. (a)	447	75,767
Morgan Stanley (a)	4,819	421,181
Northern Trust Corp. (a)	739	86,057
The PNC Financial Services Group, Inc. (a)	1,422	262,288
Regions Financial Corp. (a)	3,148	70,074
Signature Bank (a)	210	61,633
State Street Corp. (a)	1,228	106,983
SVB Financial Group (a) (b)	198	110,771
Truist Financial Corp. (a)	4,502	255,263
US Bancorp (a)	4,674	248,423
Wells Fargo & Co. (a)	13,240	641,610
Zions Bancorp NA (a)	473	31,010
		6,056,732
Diversified Financial Services — 3.8%
American Express Co. (a)	2,092	391,204
Ameriprise Financial, Inc. (a)	369	110,833
BlackRock, Inc. (a)	482	368,330
Capital One Financial Corp. (a)	1,397	183,412
Cboe Global Markets, Inc. (a)	369	42,221
The Charles Schwab Corp. (a)	5,118	431,499
CME Group, Inc. (a)	1,249	297,087
Discover Financial Services (a)	965	106,333
Franklin Resources, Inc. (a)	962	26,859
Intercontinental Exchange, Inc. (a)	1,955	258,295
Invesco Ltd. (a)	1,134	26,150
Mastercard, Inc. Class A (a)	2,940	1,050,697
Nasdaq, Inc. (a)	416	74,131
Raymond James Financial, Inc. (a)	666	73,200
Synchrony Financial (a)	1,845	64,225
T. Rowe Price Group, Inc. (a)	754	113,997
Visa, Inc. Class A (a)	5,651	1,253,222
		4,871,695
Insurance — 3.8%
Aflac, Inc. (a)	2,002	128,909
The Allstate Corp. (a)	960	132,970
American International Group, Inc. (a)	2,814	176,635
Aon PLC Class A (a)	728	237,059
Arthur J Gallagher & Co. (a)	714	124,664
Assurant, Inc. (a)	169	30,729
Berkshire Hathaway, Inc. Class B (a) (b)	6,249	2,205,335
Brown & Brown, Inc. (a)	866	62,586
Chubb Ltd. (a)	1,465	313,363
Cincinnati Financial Corp. (a)	499	67,844
Everest Re Group Ltd. (a)	134	40,385
Globe Life, Inc. (a)	335	33,701
The Hartford Financial Services Group, Inc. (a)	1,171	84,089

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lincoln National Corp. (a)	583	$38,105
Loews Corp. (a)	650	42,133
Marsh & McLennan Cos., Inc. (a)	1,764	300,621
MetLife, Inc. (a)	2,353	165,369
Principal Financial Group, Inc. (a)	877	64,381
The Progressive Corp. (a)	1,985	226,270
Prudential Financial, Inc. (a)	1,307	154,448
The Travelers Cos., Inc. (a)	811	148,194
W.R. Berkley Corp. (a)	650	43,250
Willis Towers Watson PLC (a)	409	96,614
		4,917,654
Real Estate — 0.1%
CBRE Group, Inc. Class A (a) (b)	1,145	104,790
Real Estate Investment Trusts (REITS) — 2.7%
Alexandria Real Estate Equities, Inc. (a)	504	101,430
American Tower Corp. (a)	1,543	387,632
AvalonBay Communities, Inc. (a)	468	116,237
Boston Properties, Inc. (a)	462	59,506
Crown Castle International Corp. (a)	1,489	274,869
Digital Realty Trust, Inc. (a)	987	139,957
Duke Realty Corp. (a)	1,292	75,014
Equinix, Inc. (a)	305	226,194
Equity Residential (a)	1,214	109,163
Essex Property Trust, Inc. (a)	209	72,205
Extra Space Storage, Inc. (a)	445	91,492
Federal Realty Investment Trust (a)	250	30,517
Healthpeak Properties, Inc. (a)	1,952	67,012
Host Hotels & Resorts, Inc. (a)	2,321	45,097
Iron Mountain, Inc. (a)	951	52,695
Kimco Realty Corp. (a)	2,138	52,809
Mid-America Apartment Communities, Inc. (a)	375	78,544
Prologis, Inc. (a)	2,515	406,122
Public Storage (a)	516	201,384
Realty Income Corp. (a)	2,002	138,739
Regency Centers Corp. (a)	572	40,806
SBA Communications Corp. (a)	372	128,005
Simon Property Group, Inc. (a)	1,105	145,374
UDR, Inc. (a)	953	54,674
Ventas, Inc. (a)	1,322	81,647
Vornado Realty Trust (a)	587	26,603
Welltower, Inc. (a)	1,534	147,479
Weyerhaeuser Co. (a)	2,519	95,470
		3,446,676
Savings & Loans — 0.0%
People's United Financial, Inc. (a)	1,555	31,084
		19,428,631
Industrial — 7.7%
Aerospace & Defense — 1.6%
The Boeing Co. (a) (b)	1,860	356,190
General Dynamics Corp. (a)	780	188,120
Howmet Aerospace, Inc. (a)	1,237	44,458
L3 Harris Technologies, Inc. (a)	665	165,233

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lockheed Martin Corp. (a)	836	$369,011
Northrop Grumman Corp. (a)	506	226,293
Raytheon Technologies Corp. (a)	5,090	504,266
Teledyne Technologies, Inc. (a) (b)	161	76,094
TransDigm Group, Inc. (a) (b)	184	119,883
		2,049,548
Building Materials — 0.4%
Carrier Global Corp. (a)	2,885	132,335
Fortune Brands Home & Security, Inc. (a)	421	31,272
Johnson Controls International PLC (a)	2,376	155,794
Martin Marietta Materials, Inc. (a)	213	81,981
Masco Corp. (a)	845	43,095
Mohawk Industries, Inc. (a) (b)	180	22,356
Vulcan Materials Co. (a)	438	80,461
		547,294
Electrical Components & Equipment — 0.3%
AMETEK, Inc. (a)	768	102,282
Emerson Electric Co. (a)	2,057	201,689
Generac Holdings, Inc. (a) (b)	224	66,586
		370,557
Electronics — 1.0%
Agilent Technologies, Inc. (a)	1,006	133,124
Allegion PLC (a)	333	36,557
Amphenol Corp. Class A (a)	2,096	157,934
Fortive Corp. (a)	1,197	72,933
Garmin Ltd. (a)	508	60,254
Honeywell International, Inc. (a)	2,321	451,620
Keysight Technologies, Inc. (a) (b)	649	102,523
Mettler-Toledo International, Inc. (a) (b)	79	108,482
TE Connectivity Ltd. (a)	1,088	142,506
Trimble, Inc. (a) (b)	824	59,443
		1,325,376
Engineering & Construction — 0.0%
Jacobs Engineering Group, Inc. (a)	464	63,944
Environmental Controls — 0.3%
Pentair PLC (a)	591	32,038
Republic Services, Inc. (a)	721	95,533
Waste Management, Inc. (a)	1,288	204,148
		331,719
Hand & Machine Tools — 0.1%
Snap-on, Inc. (a)	193	39,658
Stanley Black & Decker, Inc. (a)	552	77,164
		116,822
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc. (a)	1,840	409,989

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Diversified — 0.8%
Deere & Co. (a)	954	$396,349
Dover Corp. (a)	516	80,960
IDEX Corp. (a)	245	46,974
Ingersoll Rand, Inc. (a)	1,450	73,008
Nordson Corp. (a)	188	42,691
Otis Worldwide Corp. (a)	1,431	110,115
Rockwell Automation, Inc. (a)	397	111,172
Westinghouse Air Brake Technologies Corp. (a)	619	59,529
Xylem, Inc. (a)	596	50,815
		971,613
Miscellaneous - Manufacturing — 1.1%
3M Co. (a)	1,921	285,999
A.O. Smith Corp. (a)	487	31,114
Eaton Corp. PLC (a)	1,348	204,572
General Electric Co. (a)	3,729	341,204
Illinois Tool Works, Inc. (a)	963	201,652
Parker-Hannifin Corp. (a)	446	126,557
Textron, Inc. (a)	723	53,777
Trane Technologies PLC (a)	783	119,564
		1,364,439
Packaging & Containers — 0.2%
Amcor PLC (a)	5,354	60,661
Ball Corp. (a)	1,092	98,280
Packaging Corp. of America (a)	329	51,360
Sealed Air Corp. (a)	527	35,288
WestRock Co. (a)	853	40,116
		285,705
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. (a)	127	25,329
Transportation — 1.6%
C.H. Robinson Worldwide, Inc. (a)	422	45,454
CSX Corp. (a)	7,548	282,672
Expeditors International of Washington, Inc. (a)	585	60,349
FedEx Corp. (a)	825	190,897
J.B. Hunt Transport Services, Inc. (a)	273	54,816
Norfolk Southern Corp. (a)	815	232,454
Old Dominion Freight Line, Inc. (a)	319	95,279
Union Pacific Corp. (a)	2,173	593,685
United Parcel Service, Inc. Class B (a)	2,488	533,576
		2,089,182
		9,951,517
Technology — 24.8%
Computers — 8.7%
Accenture PLC Class A (a)	2,152	725,719
Apple, Inc. (a)	52,850	9,228,139
Cognizant Technology Solutions Corp. Class A (a)	1,807	162,034
DXC Technology Co. (a) (b)	867	28,290
EPAM Systems, Inc. (a) (b)	199	59,025

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Fortinet, Inc. (a) (b)	460	$157,200
Hewlett Packard Enterprise Co. (a)	4,617	77,150
HP, Inc. (a)	3,637	132,023
International Business Machines Corp. (a)	3,049	396,431
Leidos Holdings, Inc. (a)	465	50,229
NetApp, Inc. (a)	764	63,412
Seagate Technology Holdings PLC (a)	674	60,593
Western Digital Corp. (a) (b)	1,035	51,388
		11,191,633
Office & Business Equipment — 0.1%
Zebra Technologies Corp. Class A (a) (b)	183	75,707
Semiconductors — 5.9%
Advanced Micro Devices, Inc. (a) (b)	5,569	608,915
Analog Devices, Inc. (a)	1,781	294,186
Applied Materials, Inc. (a)	3,018	397,772
Broadcom, Inc. (a)	1,407	885,960
Intel Corp. (a)	13,872	687,496
IPG Photonics Corp. (a) (b)	124	13,610
KLA Corp. (a)	509	186,325
Lam Research Corp. (a)	473	254,290
Microchip Technology, Inc. (a)	1,867	140,286
Micron Technology, Inc. (a)	3,811	296,839
Monolithic Power Systems, Inc. (a)	145	70,424
NVIDIA Corp. (a)	8,521	2,325,040
NXP Semiconductor NV (a)	918	169,903
Qorvo, Inc. (a) (b)	382	47,406
QUALCOMM, Inc. (a)	3,840	586,829
Skyworks Solutions, Inc. (a)	580	77,302
Teradyne, Inc. (a)	566	66,918
Texas Instruments, Inc. (a)	3,146	577,228
		7,686,729
Software — 10.1%
Activision Blizzard, Inc. (a)	2,649	212,211
Adobe, Inc. (a) (b)	1,606	731,726
Akamai Technologies, Inc. (a) (b)	541	64,590
ANSYS, Inc. (a) (b)	299	94,977
Autodesk, Inc. (a) (b)	766	164,192
Broadridge Financial Solutions, Inc. (a)	422	65,710
Cadence Design Systems, Inc. (a) (b)	939	154,428
Ceridian HCM Holding, Inc. (a) (b)	474	32,403
Cerner Corp. (a)	995	93,092
Citrix Systems, Inc. (a)	439	44,295
Electronic Arts, Inc. (a)	952	120,438
Fidelity National Information Services, Inc. (a)	2,065	207,367
Fiserv, Inc. (a) (b)	2,065	209,391
Intuit, Inc. (a)	963	463,049
Jack Henry & Associates, Inc. (a)	242	47,686
Microsoft Corp. (a)	25,559	7,880,095
MSCI, Inc. (a)	278	139,801
Oracle Corp. (a)	5,365	443,846
Paychex, Inc. (a)	1,101	150,253
Paycom Software, Inc. (a) (b)	173	59,924
PTC, Inc. (a) (b)	360	38,779
Roper Technologies, Inc. (a)	360	170,003

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
salesforce.com, Inc. (a) (b)	3,352	$711,697
ServiceNow, Inc. (a) (b)	680	378,685
Synopsys, Inc. (a) (b)	517	172,301
Take-Two Interactive Software, Inc. (a) (b)	386	59,344
Tyler Technologies, Inc. (a) (b)	142	63,174
		12,973,457
		31,927,526
Utilities — 2.8%
Electric — 2.6%
AES Corp. (a)	2,230	57,378
Alliant Energy Corp. (a)	782	48,859
Ameren Corp. (a)	892	83,634
American Electric Power Co., Inc. (a)	1,729	172,502
CenterPoint Energy, Inc. (a)	2,283	69,951
CMS Energy Corp. (a)	919	64,275
Consolidated Edison, Inc. (a)	1,146	108,503
Constellation Energy Corp. (a)	1,140	64,125
Dominion Energy, Inc. (a)	2,764	234,857
DTE Energy Co. (a)	631	83,425
Duke Energy Corp. (a)	2,712	302,822
Edison International (a)	1,290	90,429
Entergy Corp. (a)	715	83,476
Evergy, Inc. (a)	861	58,841
Eversource Energy (a)	1,123	99,037
Exelon Corp. (a)	3,420	162,895
FirstEnergy Corp. (a)	1,783	81,768
NextEra Energy, Inc. (a)	6,684	566,202
NRG Energy, Inc. (a)	802	30,765
Pinnacle West Capital Corp. (a)	364	28,428
PPL Corp. (a)	2,650	75,684
Public Service Enterprise Group, Inc. (a)	1,781	124,670
Sempra Energy (a)	1,085	182,410
The Southern Co. (a)	3,533	256,178
WEC Energy Group, Inc. (a)	1,083	108,094
Xcel Energy, Inc. (a)	1,797	129,690
		3,368,898
Gas — 0.1%
Atmos Energy Corp. (a)	483	57,713
NiSource, Inc. (a)	1,431	45,506
		103,219
Water — 0.1%
American Water Works Co., Inc. (a)	628	103,953
		3,576,070

TOTAL COMMON STOCK (Cost $70,709,343)		130,517,868

TOTAL EQUITIES (Cost $70,709,343)		130,517,868

MML Managed Volatility Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BONDS & NOTES — 0.0%

CORPORATE DEBT — 0.0%
	Number of Shares
Forest Products & Paper — 0.0%
Sino Forest Corp. 5.000% 8/01/49 (a) (c) (d)	$359,000	$—

TOTAL CORPORATE DEBT (Cost $0)		—

TOTAL BONDS & NOTES (Cost $0)		—

TOTAL PURCHASED OPTIONS (#) — 0.9% (Cost $2,497,565)		1,180,794

TOTAL LONG-TERM INVESTMENTS (Cost $73,206,908)		131,698,662

	Principal Amount
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (e)	$1,802,855	1,802,855

TOTAL SHORT-TERM INVESTMENTS (Cost $1,802,855)		1,802,855

TOTAL INVESTMENTS — 103.8% (Cost $75,009,763) (f)		133,501,517

Other Assets/(Liabilities) — (3.8)%		(4,855,669)

NET ASSETS — 100.0%		$128,645,848

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is pledged/held as collateral for open derivatives.
(b)	Non-income producing security.
(c)	Investment was valued using significant unobservable inputs.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $0 or 0.00% of net assets.
(e)	Maturity value of $1,802,855. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $1,838,936.
(f)	See Note 3 for aggregate cost for federal tax purposes.

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
S&P 500 Index	5/20/22	4,000.00	42	USD	16,800,000	$93,870	$245,524	$(151,654)
S&P 500 Index	5/20/22	4,025.00	42	USD	16,905,000	106,218	381,381	(275,163)
S&P 500 Index	5/20/22	4,050.00	41	USD	16,605,000	111,930	338,858	(226,928)
S&P 500 Index	6/17/22	3,950.00	42	USD	16,590,000	171,360	226,905	(55,545)
S&P 500 Index	6/17/22	4,000.00	42	USD	16,800,000	184,800	261,219	(76,419)
S&P 500 Index	6/17/22	4,025.00	36	USD	14,490,000	170,568	195,929	(25,361)
S&P 500 Index	9/16/22	3,800.00	42	USD	15,960,000	342,048	847,749	(505,701)
						$1,180,794	$2,497,565	$(1,316,771)

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
S&P 500 Index	4/29/22	4,550.00	32	USD	14,560,000	$(270,176)	$(253,871)	$(16,305)
S&P 500 Index	4/29/22	4,600.00	31	USD	14,260,000	(166,160)	(185,179)	19,019
S&P 500 Index	5/20/22	4,500.00	32	USD	14,400,000	(472,224)	(296,784)	(175,440)
S&P 500 Index	5/20/22	4,550.00	33	USD	15,015,000	(376,596)	(309,787)	(66,809)
S&P 500 Index	5/20/22	4,600.00	32	USD	14,720,000	(275,840)	(250,992)	(24,848)
S&P 500 Index	5/20/22	4,700.00	32	USD	15,040,000	(145,984)	(153,520)	7,536
S&P 500 Index	5/20/22	4,750.00	32	USD	15,200,000	(87,296)	(143,920)	56,624
S&P 500 Index	6/17/22	4,650.00	31	USD	14,415,000	(285,727)	(267,917)	(17,810)
S&P 500 Index	6/17/22	4,700.00	32	USD	15,040,000	(222,048)	(330,348)	108,300
						$(2,302,051)	$(2,192,318)	$(109,733)

MML Mid Cap Growth Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.6%

COMMON STOCK — 96.2%
Basic Materials — 0.5%
Chemicals — 0.5%
RPM International, Inc.	22,500	$1,832,400
Communications — 6.2%
Advertising — 0.5%
The Trade Desk, Inc. Class A (a)	27,200	1,883,600
Internet — 4.5%
CDW Corp.	22,441	4,014,470
DoorDash, Inc., Class A (a)	4,800	562,512
Etsy, Inc. (a) (b)	8,100	1,006,668
Farfetch Ltd. Class A (a)	21,424	323,931
IAC/InterActiveCorp (a)	8,500	852,380
Match Group, Inc. (a)	43,111	4,687,890
Palo Alto Networks, Inc. (a)	6,367	3,963,521
Spotify Technology SA (a)	12,300	1,857,546
Upwork, Inc. (a)	9,900	230,076
Vimeo, Inc. (a)	29,429	349,617
		17,848,611
Media — 0.7%
Liberty Media Corp-Liberty Formula One Class C (a)	39,100	2,730,744
Telecommunications — 0.5%
Corning, Inc.	49,400	1,823,354
		24,286,309
Consumer, Cyclical — 14.6%
Airlines — 0.9%
Southwest Airlines Co. (a)	73,000	3,343,400
Apparel — 0.2%
Deckers Outdoor Corp. (a)	3,300	903,441
Auto Manufacturers — 1.3%
Rivian Automotive, Inc., Lockup Shares (Acquired 12/23/19 - 7/10/20, Cost $1,280,667) (a) (d) (e)	108,363	5,171,949
Auto Parts & Equipment — 0.2%
Aptiv PLC (a)	4,600	550,666
Entertainment — 0.6%
DraftKings, Inc. Class A (a) (b)	36,600	712,602

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vail Resorts, Inc.	6,700	$1,743,809
		2,456,411
Leisure Time — 0.1%
Peloton Interactive, Inc. Class A (a)	18,354	484,913
Lodging — 2.6%
Hilton Worldwide Holdings, Inc. (a)	50,357	7,641,171
MGM Resorts International	58,400	2,449,296
		10,090,467
Retail — 8.7%
Bath & Body Works, Inc.	24,400	1,166,320
Burlington Stores, Inc. (a)	21,500	3,916,655
Casey's General Stores, Inc.	17,600	3,487,792
Chipotle Mexican Grill, Inc. (a)	2,050	3,243,161
Dollar General Corp.	18,000	4,007,340
Dollar Tree, Inc. (a)	18,700	2,994,805
Domino's Pizza, Inc.	5,000	2,035,050
Five Below, Inc. (a)	6,900	1,092,753
Freshpet, Inc. (a)	23,597	2,421,996
Lululemon Athletica, Inc. (a)	8,308	3,034,331
O'Reilly Automotive, Inc. (a)	3,900	2,671,344
Olaplex Holdings, Inc. (a)	18,148	283,653
Ross Stores, Inc.	12,700	1,148,842
Warby Parker, Inc. Class A (a)	4,843	163,742
Wingstop, Inc.	23,771	2,789,527
		34,457,311
		57,458,558
Consumer, Non-cyclical — 33.9%
Beverages — 0.3%
The Boston Beer Co., Inc. Class A (a)	3,294	1,279,620
Biotechnology — 3.1%
Alnylam Pharmaceuticals, Inc. (a)	14,000	2,286,060
Apellis Pharmaceuticals, Inc. (a)	3,182	161,677
Argenx SE ADR (a)	5,809	1,831,636
Exelixis, Inc. (a)	18,000	408,060
Ionis Pharmaceuticals, Inc. (a)	38,500	1,426,040
Seagen, Inc. (a)	38,633	5,565,084
Ultragenyx Pharmaceutical, Inc. (a)	8,100	588,222
		12,266,779
Commercial Services — 11.4%
Bright Horizons Family Solutions, Inc. (a)	11,200	1,486,128
Chegg, Inc. (a) (b)	100,191	3,634,929
Clarivate PLC (a) (b)	102,082	1,710,894
CoStar Group, Inc. (a)	36,554	2,434,862
Equifax, Inc.	10,800	2,560,680
FleetCor Technologies, Inc. (a)	15,300	3,810,618
Gartner, Inc. (a)	21,577	6,418,294
MarketAxess Holdings, Inc.	11,063	3,763,633
Multiplan Corp. (a) (b)	129,800	607,464

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Paylocity Holding Corp. (a)	1,400	$288,078
Shift4 Payments, Inc. Class A (a)	60,003	3,715,986
Terminix Global Holdings, Inc. (a)	53,000	2,418,390
TransUnion	92,523	9,561,327
Verisk Analytics, Inc.	10,900	2,339,467
		44,750,750
Food — 0.2%
TreeHouse Foods, Inc. (a)	28,800	929,088
Health Care – Products — 12.0%
Alcon, Inc. (b)	27,900	2,213,307
Align Technology, Inc. (a)	6,799	2,964,364
Avantor, Inc. (a)	128,800	4,356,016
Bruker Corp.	67,400	4,333,820
The Cooper Cos., Inc.	10,900	4,551,731
Dentsply Sirona, Inc.	14,100	694,002
Exact Sciences Corp. (a) (b)	12,800	894,976
Hologic, Inc. (a)	117,900	9,057,078
ICU Medical, Inc. (a)	8,000	1,781,120
Omnicell, Inc. (a)	31,559	4,086,575
Ortho Clinical Diagnostics Holdings PLC Class H (a)	52,453	978,773
Quidel Corp. (a)	15,500	1,743,130
Teleflex, Inc.	19,240	6,826,929
West Pharmaceutical Services, Inc.	7,235	2,971,487
		47,453,308
Health Care – Services — 4.5%
Acadia Healthcare Co., Inc. (a)	45,700	2,994,721
agilon health, Inc. (a) (b)	8,756	221,965
Catalent, Inc. (a)	64,600	7,164,140
ICON PLC (a)	23,956	5,826,578
Molina Healthcare, Inc. (a)	4,500	1,501,155
		17,708,559
Household Products & Wares — 1.0%
Avery Dennison Corp.	17,200	2,992,284
Reynolds Consumer Products, Inc.	35,600	1,044,504
		4,036,788
Pharmaceuticals — 1.4%
Alkermes PLC (a)	59,100	1,554,921
Elanco Animal Health, Inc. (a)	51,400	1,341,026
Neurocrine Biosciences, Inc. (a)	12,900	1,209,375
Perrigo Co. PLC	37,000	1,421,910
		5,527,232
		133,952,124
Energy — 0.3%
Energy – Alternate Sources — 0.1%
Shoals Technologies Group, Inc. Class A (a) (b)	23,000	391,920

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas — 0.2%
Venture Global LNG, Inc., Series B (Acquired 3/08/18, Cost $63,420) (a) (c) (d) (e)	21	$124,954
Venture Global LNG, Inc., Series C (Acquired 10/16/17-3/08/18, Cost $530,257) (a) (c) (d) (e)	144	856,824
		981,778
		1,373,698
Financial — 5.0%
Diversified Financial Services — 2.6%
Cboe Global Markets, Inc.	17,800	2,036,676
Hamilton Lane, Inc. Class A	45,981	3,553,872
Raymond James Financial, Inc.	8,900	978,199
SoFi Technologies, Inc. (a) (b)	36,561	345,501
Tradeweb Markets, Inc. Class A	38,500	3,382,995
		10,297,243
Insurance — 1.5%
Assurant, Inc.	17,800	3,236,574
Axis Capital Holdings Ltd.	32,500	1,965,275
Kemper Corp.	10,200	576,708
		5,778,557
Private Equity — 0.9%
KKR & Co., Inc.	58,900	3,443,883
Real Estate — 0.0%
eXp World Holdings, Inc. (b)	7,300	154,541
		19,674,224
Industrial — 17.2%
Aerospace & Defense — 0.8%
Hexcel Corp.	54,215	3,224,166
Building Materials — 1.4%
Fortune Brands Home & Security, Inc.	40,429	3,003,066
Martin Marietta Materials, Inc.	6,760	2,601,857
		5,604,923
Electrical Components & Equipment — 0.1%
Littelfuse, Inc.	1,900	473,879
Electronics — 3.9%
Agilent Technologies, Inc.	39,900	5,279,967
Amphenol Corp. Class A	24,100	1,815,935
Fortive Corp.	41,200	2,510,316
Keysight Technologies, Inc. (a)	23,400	3,696,498
National Instruments Corp.	54,500	2,212,155
		15,514,871
Environmental Controls — 0.5%
Waste Connections, Inc.	13,900	1,941,830

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 1.3%
BWX Technologies, Inc.	90,773	$4,889,034
Machinery – Diversified — 3.3%
Cognex Corp.	18,100	1,396,415
Colfax Corp. (a)	80,636	3,208,506
IDEX Corp.	11,800	2,262,414
Ingersoll Rand, Inc.	121,700	6,127,595
		12,994,930
Miscellaneous - Manufacturing — 2.0%
Textron, Inc.	104,000	7,735,520
Packaging & Containers — 2.7%
Ardagh Metal Packaging SA (a)	47,137	383,224
Ball Corp.	80,047	7,204,230
Sealed Air Corp.	48,100	3,220,776
		10,808,230
Transportation — 1.2%
J.B. Hunt Transport Services, Inc.	23,100	4,638,249
		67,825,632
Technology — 18.5%
Computers — 3.1%
Crowdstrike Holdings, Inc. Class A (a)	7,800	1,771,224
Fortinet, Inc. (a)	14,400	4,921,056
Leidos Holdings, Inc.	9,600	1,036,992
Thoughtworks Holding, Inc. (a)	9,956	207,185
Varonis Systems, Inc. (a)	88,189	4,192,505
		12,128,962
Semiconductors — 7.2%
Entegris, Inc.	7,200	945,072
KLA Corp.	20,178	7,386,359
Lattice Semiconductor Corp. (a)	9,300	566,835
Marvell Technology, Inc.	90,900	6,518,439
Microchip Technology, Inc.	100,700	7,566,598
Skyworks Solutions, Inc.	15,200	2,025,856
Synaptics, Inc. (a)	14,067	2,806,366
Wolfspeed, Inc. (a)	4,300	489,598
		28,305,123
Software — 8.2%
Atlassian Corp. PLC Class A (a)	4,400	1,292,852
Avalara, Inc. (a)	39,242	3,904,971
Bill.com Holdings, Inc. (a) (b)	6,600	1,496,814
Black Knight, Inc. (a)	32,900	1,907,871
Broadridge Financial Solutions, Inc.	5,000	778,550
CCC Intelligent Solutions Holdings, Inc. (a)	75,271	830,992
Ceridian HCM Holding, Inc. (a)	86,441	5,909,107
Clear Secure Inc. Class A (a) (b)	5,493	147,652
DocuSign, Inc. (a)	13,300	1,424,696
Doximity, Inc. Class A (a) (b)	11,400	593,826

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Electronic Arts, Inc.	3,900	$493,389
HashiCorp, Inc. Class A (a) (b)	519	28,026
nCino, Inc. (a)	6,900	282,762
Playtika Holding Corp. (a)	23,537	454,970
Procore Technologies, Inc. (a)	3,703	214,626
PTC, Inc. (a)	15,400	1,658,888
Roper Technologies, Inc.	5,800	2,738,934
SentinelOne Inc. Class A (a)	10,076	390,344
Synopsys, Inc. (a)	3,900	1,299,753
Veeva Systems, Inc. Class A (a)	16,000	3,399,360
ZoomInfo Technologies, Inc. (a)	56,128	3,353,088
		32,601,471
		73,035,556

TOTAL COMMON STOCK (Cost $297,371,097)		379,438,501

PREFERRED STOCK — 0.4%
Consumer, Cyclical — 0.0%
Auto Manufacturers — 0.0%
Nuro, Inc., Series D (Acquired 10/29/21, Cost $1,59,220)) (a) (c) (d) (e)	7,638	159,220
Consumer, Non-cyclical — 0.1%
Commercial Services — 0.0%
Redwood Materials, Inc., Series C (Acquired 5/28/21, Cost $200,090) (a) (c) (d) (e)	4,221	220,125
Health Care – Services — 0.1%
Caris Life Sciences, Inc., Series D (Acquired 5/11/21, Cost $271,366) (a) (c) (d) (e)	33,502	271,366
		491,491
Financial — 0.1%
Investment Companies — 0.1%
Maplebear, Inc., Series E (Acquired 11/19/21 - 12/01/21, Cost $528,790) (a) (c) (d) (e)	4,398	422,208
Maplebear, Inc., Series I (Acquired 2/26/21, Cost $95,750) (a) (c) (d) (e)	766	73,536
		495,744
Industrial — 0.1%
Electrical Components & Equipment — 0.1%
Sila Nanotechnologies, Inc., Series F (Acquired 1/07/21, Cost $407,982) (a) (c) (d) (e)	9,885	308,115
Technology — 0.1%
Software — 0.1%
Databricks, Inc., Series G (Acquired 2/01/21, Cost $133,381) (a) (c) (d) (e)	752	124,742

MML Mid Cap Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Databricks, Inc., Series H (Acquired 8/31/21, Cost $186,503) (a) (c) (d) (e)	846	$140,334
		265,076

TOTAL PREFERRED STOCK (Cost $1,983,082)		1,719,646

TOTAL EQUITIES (Cost $299,354,179)		381,158,147

MUTUAL FUNDS — 1.0%
Diversified Financial Services — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio (f)	4,007,609	4,007,609

TOTAL MUTUAL FUNDS (Cost $4,007,609)		4,007,609

TOTAL LONG-TERM INVESTMENTS (Cost $303,361,788)		385,165,756

	Number of Shares
SHORT-TERM INVESTMENTS — 3.0%
Mutual Fund — 0.0%
T. Rowe Price Treasury Reserve Fund	102	$102

	Principal Amount
Repurchase Agreement — 3.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (g)	$11,692,289	11,692,289

TOTAL SHORT-TERM INVESTMENTS (Cost $11,692,391)		11,692,391

TOTAL INVESTMENTS — 100.6% (Cost $315,054,179) (h)		396,858,147

Other Assets/(Liabilities) — (0.6)%		(2,216,152)

NET ASSETS — 100.0%		$394,641,995

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $13,636,388 or 3.46% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $9,990,330 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Investment was valued using significant unobservable inputs.
(d)	Restricted security. Certain securities are restricted as to resale. At March 31, 2022, these securities amounted to a value of $7,873,373 or 2.00% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $7,873,373 or 2.00% of net assets.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	Maturity value of $11,692,289. Collateralized by U.S. Government Agency obligations with rates ranging from 0.375% - 0.500%, maturity dates ranging from 4/15/24 - 9/15/24, and an aggregate market value, including accrued interest, of $11,926,154.
(h)	See Note 3 for aggregate cost for federal tax purposes.

MML Mid Cap Value Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 98.0%
Basic Materials — 2.0%
Chemicals — 0.9%
Axalta Coating Systems Ltd. (a)	118,854	$2,921,431
Forest Products & Paper — 1.1%
Mondi PLC	201,670	3,909,615
		6,831,046
Communications — 2.9%
Internet — 1.1%
F5, Inc. (a)	18,034	3,768,204
Media — 1.5%
Fox Corp. Class B	141,752	5,142,763
Telecommunications — 0.3%
Juniper Networks, Inc.	25,966	964,897
		9,875,864
Consumer, Cyclical — 14.2%
Airlines — 2.1%
Southwest Airlines Co. (a)	158,823	7,274,093
Auto Manufacturers — 1.2%
Cummins, Inc.	8,010	1,642,931
PACCAR, Inc.	28,341	2,495,992
		4,138,923
Auto Parts & Equipment — 2.0%
Aptiv PLC (a)	2,820	337,582
BorgWarner, Inc.	125,614	4,886,385
Bridgestone Corp.	39,800	1,540,318
		6,764,285
Food Services — 1.0%
Sodexo SA	41,783	3,392,068
Leisure Time — 0.8%
Polaris, Inc. (b)	25,359	2,670,810
Retail — 7.1%
Advance Auto Parts, Inc.	33,393	6,911,015
Beacon Roofing Supply, Inc. (a)	42,948	2,545,957
Cracker Barrel Old Country Store, Inc.	16,092	1,910,603

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Dollar Tree, Inc. (a)	43,397	$6,950,030
MSC Industrial Direct Co., Inc. Class A	69,404	5,913,915
		24,231,520
		48,471,699
Consumer, Non-cyclical — 22.8%
Commercial Services — 0.3%
Euronet Worldwide, Inc. (a)	8,322	1,083,108
Food — 7.0%
Conagra Brands, Inc.	201,787	6,773,990
General Mills, Inc.	35,887	2,430,268
The J.M. Smucker Co.	17,896	2,423,297
Kellogg Co.	34,773	2,242,511
Koninklijke Ahold Delhaize NV	179,138	5,758,612
Orkla ASA	247,867	2,204,364
Sysco Corp.	23,367	1,907,915
		23,740,957
Health Care – Products — 6.3%
Dentsply Sirona, Inc.	32,213	1,585,524
Envista Holdings Corp. (a)	22,894	1,115,167
Henry Schein, Inc. (a)	59,175	5,159,468
Koninklijke Philips NV	60,846	1,857,628
Zimmer Biomet Holdings, Inc.	90,844	11,618,948
Zimvie, Inc. (a)	8,918	203,687
		21,540,422
Health Care – Services — 4.0%
Humana, Inc.	2,414	1,050,500
Quest Diagnostics, Inc.	45,342	6,205,506
Universal Health Services, Inc. Class B	44,044	6,384,178
		13,640,184
Household Products & Wares — 1.4%
Kimberly-Clark Corp.	39,718	4,891,669
Pharmaceuticals — 3.8%
AmerisourceBergen Corp.	16,955	2,623,108
Becton Dickinson and Co.	12,910	3,434,060
Cardinal Health, Inc.	71,756	4,068,565
McKesson Corp.	9,257	2,833,846
		12,959,579
		77,855,919
Energy — 5.9%
Oil & Gas — 3.4%
Devon Energy Corp.	101,291	5,989,337
Pioneer Natural Resources Co.	22,376	5,594,671
		11,584,008

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 1.4%
Baker Hughes Co.	135,208	$4,922,924
Pipelines — 1.1%
Enterprise Products Partners LP	142,599	3,680,480
		20,187,412
Financial — 25.7%
Banks — 10.2%
The Bank of New York Mellon Corp.	141,280	7,011,726
Commerce Bancshares, Inc.	7,903	565,776
First Hawaiian, Inc.	151,876	4,235,822
M&T Bank Corp.	7,073	1,198,873
Northern Trust Corp.	71,300	8,302,885
Prosperity Bancshares, Inc.	66,360	4,604,057
State Street Corp.	18,730	1,631,758
Truist Financial Corp.	87,651	4,969,812
Westamerica Bancorp.	35,827	2,167,533
		34,688,242
Diversified Financial Services — 2.1%
Ameriprise Financial, Inc.	6,901	2,072,784
T. Rowe Price Group, Inc.	34,942	5,282,881
		7,355,665
Insurance — 6.1%
Aflac, Inc.	68,572	4,415,351
The Allstate Corp.	49,430	6,846,550
Chubb Ltd.	16,139	3,452,132
Reinsurance Group of America, Inc.	54,478	5,963,162
		20,677,195
Real Estate Investment Trusts (REITS) — 6.9%
Equinix, Inc.	5,447	4,039,604
Essex Property Trust, Inc.	7,214	2,492,293
Healthcare Trust of America, Inc. Class A	58,501	1,833,421
Healthpeak Properties, Inc.	170,971	5,869,434
MGM Growth Properties LLC Class A	90,961	3,520,191
Regency Centers Corp.	60,632	4,325,487
Weyerhaeuser Co.	36,624	1,388,050
		23,468,480
Savings & Loans — 0.4%
Capitol Federal Financial, Inc.	126,975	1,381,488
		87,571,070
Industrial — 12.4%
Aerospace & Defense — 1.0%
BAE Systems PLC	186,168	1,754,905
General Dynamics Corp.	6,674	1,609,635
		3,364,540

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 0.7%
Cie de Saint-Gobain	42,858	$2,550,483
Electrical Components & Equipment — 2.1%
Emerson Electric Co.	71,848	7,044,696
Electronics — 2.4%
Hubbell, Inc.	7,947	1,460,420
nVent Electric PLC	152,296	5,296,855
TE Connectivity Ltd.	11,752	1,539,277
		8,296,552
Environmental Controls — 0.5%
Republic Services, Inc.	12,540	1,661,550
Hand & Machine Tools — 0.3%
Stanley Black & Decker, Inc.	7,911	1,105,879
Machinery – Construction & Mining — 1.2%
Oshkosh Corp.	39,937	4,019,659
Machinery – Diversified — 0.2%
IMI PLC	48,245	859,835
Packaging & Containers — 3.4%
Amcor PLC	197,145	2,233,653
Packaging Corp. of America	25,358	3,958,637
Sonoco Products Co.	86,077	5,384,977
		11,577,267
Transportation — 0.6%
Heartland Express, Inc.	138,412	1,947,457
		42,427,918
Technology — 5.0%
Computers — 2.4%
Amdocs Ltd.	37,257	3,062,898
HP, Inc.	136,340	4,949,142
		8,012,040
Software — 2.6%
CDK Global, Inc.	63,637	3,097,849
Cerner Corp.	22,814	2,134,478
Open Text Corp.	86,161	3,653,226
		8,885,553
		16,897,593
Utilities — 7.1%
Electric — 5.7%
Edison International	92,343	6,473,244
Evergy, Inc.	24,084	1,645,901
Eversource Energy	21,317	1,879,946
NorthWestern Corp. (b)	72,805	4,403,974
Pinnacle West Capital Corp.	48,034	3,751,455

MML Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Xcel Energy, Inc.	16,774	$1,210,580
		19,365,100
Gas — 1.4%
Atmos Energy Corp.	18,410	2,199,811
Spire, Inc.	37,459	2,688,058
		4,887,869
		24,252,969

TOTAL COMMON STOCK (Cost $291,231,177)		334,371,490

TOTAL EQUITIES (Cost $291,231,177)		334,371,490

MUTUAL FUNDS — 2.1%
Diversified Financial Services — 2.1%
iShares Russell Mid-Cap Value ETF (b)	58,477	6,996,188
State Street Navigator Securities Lending Government Money Market Portfolio (c)	2,365	2,365
		6,998,553

TOTAL MUTUAL FUNDS (Cost $6,816,952)		6,998,553

TOTAL LONG-TERM INVESTMENTS (Cost $298,048,129)		341,370,043

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (d)	$6,728,021	6,728,021

TOTAL SHORT-TERM INVESTMENTS (Cost $6,728,021)		6,728,021

TOTAL INVESTMENTS — 102.1% (Cost $304,776,150) (e)		348,098,064

Other Assets/(Liabilities) — (2.1)%		(7,035,457)

NET ASSETS — 100.0%		$341,062,607

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $5,941,045 or 1.74% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $6,059,322 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $6,728,021. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $6,862,695.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/30/22	GBP	472,159	USD	$621,479	$(1,400)
Bank of America N.A.	6/30/22	USD	6,381,263	GBP	4,818,775	52,840
Bank of America N.A.	6/30/22	USD	1,301,499	JPY	156,666,730	11,458
JP Morgan Chase Bank NA	6/30/22	USD	11,643,164	EUR	10,532,082	(48,224)
UBS AG	6/30/22	USD	1,882,024	NOK	16,543,139	3,831
						$18,505

Currency Legend

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar

MML Small Cap Growth Equity Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.2%

COMMON STOCK — 95.2%
Basic Materials — 1.4%
Chemicals — 1.4%
Cabot Corp.	21,125	$1,445,161
Methanex Corp.	19,767	1,078,488
		2,523,649
		2,523,649
Communications — 7.2%
Internet — 5.1%
Cargurus, Inc. (a)	68,108	2,891,866
Criteo SA Sponsored ADR (a)	20,605	561,280
Perficient, Inc. (a)	20,381	2,243,744
The RealReal, Inc. (a)	9,864	71,613
Revolve Group, Inc. (a)	24,080	1,292,855
Shutterstock, Inc.	21,742	2,023,746
		9,085,104
Media — 0.6%
The New York Times Co. Class A	21,944	1,005,913
Telecommunications — 1.5%
Calix, Inc. (a)	40,717	1,747,166
Viavi Solutions, Inc. (a)	58,234	936,403
		2,683,569
		12,774,586
Consumer, Cyclical — 9.2%
Apparel — 1.4%
Carter's, Inc.	4,784	440,080
Crocs, Inc. (a)	8,781	670,868
Deckers Outdoor Corp. (a)	1,205	329,893
Steven Madden Ltd.	24,889	961,711
		2,402,552
Distribution & Wholesale — 0.6%
WESCO International, Inc. (a)	7,676	998,955
Entertainment — 0.4%
Cinemark Holdings, Inc. (a)	45,588	787,761
Food Services — 0.5%
Sovos Brands, Inc. (a)	63,286	897,395

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Home Builders — 1.3%
Cavco Industries, Inc. (a)	971	$233,865
Skyline Champion Corp. (a)	38,533	2,114,691
		2,348,556
Leisure Time — 0.5%
Acushnet Holdings Corp.	9,487	381,947
Planet Fitness, Inc. Class A (a)	6,036	509,921
		891,868
Lodging — 0.5%
Boyd Gaming Corp.	13,887	913,487
Retail — 4.0%
Denny's Corp. (a)	46,478	665,100
Floor & Decor Holdings, Inc. Class A (a)	5,741	465,021
Freshpet, Inc. (a)	7,154	734,287
La-Z-Boy, Inc.	1,600	42,192
National Vision Holdings, Inc. (a)	27,195	1,184,886
Nu Skin Enterprises, Inc. Class A	19,372	927,531
Patrick Industries, Inc.	12,181	734,514
Rush Enterprises, Inc. Class A	18,503	941,988
Victoria's Secret & Co. (a)	16,090	826,383
Wingstop, Inc.	5,284	620,077
		7,141,979
		16,382,553
Consumer, Non-cyclical — 22.0%
Biotechnology — 4.9%
Akero Therapeutics, Inc. (a)	13,017	184,711
Amicus Therapeutics, Inc. (a)	80,285	760,299
Apellis Pharmaceuticals, Inc. (a)	17,260	876,981
BioAtla, Inc. (a)	5,675	28,375
Blueprint Medicines Corp. (a)	7,271	464,471
Celldex Therapeutics, Inc. (a)	13,567	462,092
Crinetics Pharmaceuticals, Inc. (a)	7,350	161,332
Fate Therapeutics, Inc. (a)	7,249	281,044
ImmunoGen, Inc. (a)	46,857	223,039
Intra-Cellular Therapies, Inc. (a)	7,129	436,224
Karuna Therapeutics, Inc. (a)	3,715	471,025
Kodiak Sciences, Inc. (a)	3,273	25,268
Kymera Therapeutics, Inc. (a)	13,709	580,165
Myriad Genetics, Inc. (a)	25,390	639,828
NeoGenomics, Inc. (a)	19,086	231,895
PTC Therapeutics, Inc. (a)	8,716	325,194
RAPT Therapeutics, Inc. (a)	7,796	171,434
Relay Therapeutics, Inc. (a)	12,825	383,852
Revolution Medicines, Inc. (a)	19,020	485,200
Rocket Pharmaceuticals, Inc. (a)	23,436	371,695
Sage Therapeutics, Inc. (a)	5,800	191,980
Turning Point Therapeutics, Inc. (a)	14,030	376,705
Veracyte, Inc. (a)	21,538	593,803
		8,726,612

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 3.9%
Chegg, Inc. (a) (b)	22,310	$809,407
Cross Country Healthcare, Inc. (a)	30,121	652,722
LiveRamp Holdings, Inc. (a)	17,169	641,949
Mister Car Wash, Inc. (a)	50,286	743,730
R1 RCM, Inc. (a)	56,625	1,515,285
Repay Holdings Corp. (a)	36,295	536,077
TriNet Group, Inc. (a)	20,619	2,028,085
		6,927,255
Cosmetics & Personal Care — 0.5%
elf Beauty, Inc. (a)	33,160	856,523
Food — 0.6%
Performance Food Group Co. (a)	21,147	1,076,594
Health Care – Products — 6.1%
Glaukos Corp. (a)	15,039	869,555
Globus Medical, Inc. Class A (a)	24,369	1,797,945
Haemonetics Corp. (a)	15,565	984,019
ICU Medical, Inc. (a)	3,226	718,237
Inari Medical, Inc. (a)	10,300	933,592
Inspire Medical Systems, Inc. (a)	7,025	1,803,247
Integra LifeSciences Holdings Corp. (a)	16,889	1,085,287
NanoString Technologies, Inc. (a)	21,294	739,966
Omnicell, Inc. (a)	9,038	1,170,331
Tandem Diabetes Care, Inc. (a)	6,736	783,329
		10,885,508
Health Care – Services — 2.4%
Acadia Healthcare Co., Inc. (a)	14,404	943,894
Amedisys, Inc. (a)	5,890	1,014,788
LHC Group, Inc. (a)	13,751	2,318,419
		4,277,101
Household Products & Wares — 0.5%
Spectrum Brands Holdings, Inc.	9,559	848,074
Pharmaceuticals — 3.1%
Aclaris Therapeutics, Inc. (a)	24,120	415,829
Ascendis Pharma A/S ADR (a)	4,415	518,144
BellRing Brands, Inc. (a)	26,465	610,812
Covetrus, Inc. (a)	42,735	717,521
Intellia Therapeutics, Inc. (a)	7,283	529,256
Madrigal Pharmaceuticals, Inc. (a)	3,302	323,992
Myovant Sciences Ltd. (a)	18,146	241,705
Owens & Minor, Inc.	39,118	1,721,974
Pacira BioSciences, Inc. (a)	5,357	408,846
Y-mAbs Therapeutics, Inc. (a)	14,796	175,777
		5,663,856
		39,261,523

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 4.9%
Energy – Alternate Sources — 1.3%
Atlantica Sustainable Infrastructure PLC	27,830	$975,998
First Solar, Inc. (a)	9,760	817,303
Maxeon Solar Technologies Ltd. (a) (b)	31,738	459,566
		2,252,867
Oil & Gas — 3.6%
Brigham Minerals, Inc. Class A	35,089	896,524
Chesapeake Energy Corp. (b)	20,173	1,755,051
Magnolia Oil & Gas Corp. Class A	65,525	1,549,666
Viper Energy Partners LP (c)	41,473	1,226,356
Whiting Petroleum Corp.	13,490	1,099,570
		6,527,167
		8,780,034
Financial — 18.1%
Banks — 5.3%
Ameris Bancorp	46,638	2,046,475
Atlantic Union Bankshares Corp.	26,519	972,982
Cadence Bank	32,045	937,637
First Interstate BancSystem, Inc. Class A	24,036	883,804
National Bank Holdings Corp. Class A	22,852	920,478
Seacoast Banking Corp. of Florida	32,283	1,130,551
Simmons First National Corp. Class A	31,646	829,758
Synovus Financial Corp.	19,142	937,958
Western Alliance Bancorp	9,780	809,980
		9,469,623
Diversified Financial Services — 2.6%
Air Lease Corp.	26,954	1,203,496
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	37,549	1,780,949
PRA Group, Inc. (a)	26,099	1,176,543
StepStone Group, Inc. Class A	16,710	552,433
		4,713,421
Insurance — 2.5%
Assured Guaranty Ltd.	22,604	1,438,971
Kemper Corp.	14,258	806,147
MGIC Investment Corp.	33,935	459,819
Selective Insurance Group, Inc.	12,612	1,127,009
SiriusPoint Ltd. (a)	76,696	573,686
		4,405,632
Real Estate — 0.6%
McGrath RentCorp	13,357	1,135,078
Real Estate Investment Trusts (REITS) — 7.1%
Centerspace	9,888	970,211
Essential Properties Realty Trust, Inc.	68,908	1,743,372
Hudson Pacific Properties, Inc.	37,368	1,036,962
Independence Realty Trust, Inc.	41,217	1,089,777

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Life Storage, Inc.	6,493	$911,812
Pebblebrook Hotel Trust	39,497	966,887
Phillips Edison & Co., Inc.	50,496	1,736,557
PotlatchDeltic Corp.	18,187	959,001
PS Business Parks, Inc.	7,004	1,177,232
Ryman Hospitality Properties, Inc. (a)	11,016	1,021,954
Xenia Hotels & Resorts, Inc. (a)	51,065	985,044
		12,598,809
		32,322,563
Industrial — 18.5%
Aerospace & Defense — 2.1%
Curtiss-Wright Corp.	8,752	1,314,200
Mercury Systems, Inc. (a)	19,515	1,257,742
Spirit AeroSystems Holdings, Inc. Class A	25,489	1,246,157
		3,818,099
Building Materials — 0.5%
Louisiana-Pacific Corp.	12,911	802,031
Electrical Components & Equipment — 1.1%
Acuity Brands, Inc.	5,854	1,108,162
Novanta, Inc. (a)	5,943	845,630
		1,953,792
Electronics — 0.9%
II-VI, Inc. (a) (b)	22,550	1,634,649
Engineering & Construction — 1.6%
Fluor Corp. (a) (b)	97,262	2,790,447
Environmental Controls — 0.7%
Clean Harbors, Inc. (a)	11,439	1,277,050
Hand & Machine Tools — 1.3%
Enerpac Tool Group Corp.	37,041	810,827
Kennametal, Inc.	29,637	847,915
Regal Rexnord Corp.	5,022	747,173
		2,405,915
Machinery – Diversified — 6.9%
Albany International Corp. Class A	11,380	959,562
Applied Industrial Technologies, Inc.	21,019	2,157,810
Cactus, Inc. Class A	17,307	981,999
Chart Industries, Inc. (a) (b)	7,190	1,235,026
Colfax Corp. (a)	31,429	1,250,560
Flowserve Corp.	26,464	950,058
Kornit Digital Ltd. (a)	11,677	965,571
The Middleby Corp. (a)	8,205	1,345,128
SPX FLOW, Inc.	9,910	854,440
Zurn Water Solutions Corp.	47,724	1,689,430
		12,389,584

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Metal Fabricate & Hardware — 1.0%
Helios Technologies, Inc.	22,331	$1,792,063
Miscellaneous - Manufacturing — 0.4%
John Bean Technologies Corp.	5,649	669,237
Packaging & Containers — 0.7%
Graphic Packaging Holding Co.	57,914	1,160,596
Transportation — 0.6%
Kirby Corp. (a)	14,062	1,015,136
Trucking & Leasing — 0.7%
GATX Corp.	10,648	1,313,218
		33,021,817
Technology — 12.8%
Computers — 2.4%
Rapid7, Inc. (a)	25,624	2,850,414
Varonis Systems, Inc. (a)	29,110	1,383,889
		4,234,303
Semiconductors — 3.7%
Ambarella, Inc. (a)	4,697	492,809
Cirrus Logic, Inc. (a)	3,800	322,202
FormFactor, Inc. (a)	25,320	1,064,200
MKS Instruments, Inc.	4,691	703,650
Power Integrations, Inc.	10,617	983,983
Synaptics, Inc. (a)	10,646	2,123,877
Tower Semiconductor Ltd. (a) (b)	21,309	1,031,356
		6,722,077
Software — 6.7%
Cardlytics, Inc. (a) (b)	17,814	979,414
Concentrix Corp.	6,322	1,052,992
Digital Turbine, Inc. (a)	24,529	1,074,616
Five9, Inc. (a)	10,206	1,126,742
Health Catalyst, Inc. (a)	18,284	477,761
Jamf Holding Corp. (a) (b)	71,366	2,484,250
Manhattan Associates, Inc. (a)	5,360	743,486
New Relic, Inc. (a)	22,037	1,473,835
Olo, Inc. Class A (a)	9,783	129,625
Verra Mobility Corp. (a)	85,960	1,399,429
Ziff Davis, Inc. (a)	10,216	988,704
		11,930,854
		22,887,234
Utilities — 1.1%
Electric — 0.7%
Portland General Electric Co.	21,290	1,174,144
Gas — 0.4%
ONE Gas, Inc.	9,100	802,984

MML Small Cap Growth Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
		$1,977,128

TOTAL COMMON STOCK (Cost $152,730,204)		169,931,087

TOTAL EQUITIES (Cost $152,730,204)		169,931,087

MUTUAL FUNDS — 2.5%

Diversified Financial Services — 2.5%
iShares Russell 2000 Growth ETF	8,691	2,222,723
State Street Navigator Securities Lending Government Money Market Portfolio (d)	2,243,726	2,243,726
		4,466,449

TOTAL MUTUAL FUNDS (Cost $4,354,190)		4,466,449

TOTAL LONG-TERM INVESTMENTS (Cost $157,084,394)		174,397,536

	Principal Amount
SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (e)	$5,058,325	5,058,325

TOTAL SHORT-TERM INVESTMENTS (Cost $5,058,325)		5,058,325

TOTAL INVESTMENTS — 100.5% (Cost $162,142,719) (f)		179,455,861

Other Assets/(Liabilities) — (0.5)%		(979,565)

NET ASSETS — 100.0%		$178,476,296

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $13,106,873 or 7.34% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $11,221,198 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $5,058,325. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $5,159,607.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Small Company Value Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Basic Materials — 1.0%
Chemicals — 1.0%
Minerals Technologies, Inc.	14,114	$933,641
Communications — 1.3%
Advertising — 0.8%
Entravision Communications Corp. Class A	115,620	741,124
Internet — 0.3%
Solo Brands, Inc. Class A (a) (b)	26,760	228,263
Media — 0.2%
Townsquare Media, Inc. Class A (a)	12,543	160,425
		1,129,812
Consumer, Cyclical — 17.9%
Apparel — 2.0%
Tapestry, Inc.	48,313	1,794,828
Distribution & Wholesale — 1.3%
A-Mark Precious Metals, Inc.	6,509	503,406
KAR Auction Services, Inc. (a)	40,262	726,729
		1,230,135
Entertainment — 1.1%
Accel Entertainment, Inc. (a)	57,023	694,540
Penn National Gaming, Inc. (a)	8,457	358,746
		1,053,286
Food Services — 0.5%
Healthcare Services Group, Inc.	23,068	428,373
Home Builders — 1.4%
Skyline Champion Corp. (a)	22,821	1,252,416
Leisure Time — 3.4%
Brunswick Corp.	19,072	1,542,734
Malibu Boats, Inc. Class A (a)	15,258	885,117
OneWater Marine, Inc. Class A	20,731	714,183
		3,142,034
Lodging — 0.4%
Boyd Gaming Corp.	5,401	355,278

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 7.3%
Beacon Roofing Supply, Inc. (a)	24,057	$1,426,099
Dave & Buster's Entertainment, Inc. (a)	21,493	1,055,307
GMS, Inc. (a)	18,590	925,224
MarineMax, Inc. (a)	23,178	933,146
Penske Automotive Group, Inc.	20,508	1,922,010
Red Robin Gourmet Burgers, Inc. (a)	25,507	430,048
		6,691,834
Textiles — 0.5%
UniFirst Corp.	2,298	423,475
		16,371,659
Consumer, Non-cyclical — 15.8%
Commercial Services — 9.2%
AMN Healthcare Services, Inc. (a)	5,615	585,813
Barrett Business Services, Inc.	6,103	472,800
The Brink's Co.	28,095	1,910,460
Deluxe Corp.	34,068	1,030,216
Euronet Worldwide, Inc. (a)	3,158	411,014
EVERTEC, Inc.	43,966	1,799,528
Korn Ferry	22,211	1,442,382
Loomis AB	26,397	721,746
		8,373,959
Cosmetics & Personal Care — 1.5%
Edgewell Personal Care Co.	38,595	1,415,279
Health Care – Products — 2.0%
Patterson Cos., Inc.	36,866	1,193,352
Varex Imaging Corp. (a)	21,217	451,710
Zimvie, Inc.	8,405	191,970
		1,837,032
Health Care – Services — 0.4%
National HealthCare Corp.	4,934	346,515
Household Products & Wares — 2.7%
Spectrum Brands Holdings, Inc.	27,555	2,444,679
		14,417,464
Energy — 2.2%
Energy – Alternate Sources — 0.8%
Enviva, Inc.	9,077	718,444
Oil & Gas — 0.2%
Earthstone Energy, Inc. Class A (a) (b)	13,152	166,110
Oil & Gas Services — 1.2%
ChampionX Corp. (a)	45,954	1,124,954

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NCS Multistage Holdings, Inc. (a)	479	$23,979
		1,148,933
		2,033,487
Financial — 32.2%
Banks — 18.9%
Ameris Bancorp	24,173	1,060,711
BankUnited, Inc.	32,764	1,440,305
ConnectOne Bancorp, Inc.	13,278	425,029
CVB Financial Corp.	9,989	231,845
F.N.B. Corp.	119,177	1,483,754
First BanCorp	96,491	1,265,962
First Hawaiian, Inc.	2,000	55,780
First Mid Bancshares, Inc.	4,750	182,828
Home BancShares, Inc.	48,171	1,088,665
Independent Bank Corp.	7,709	629,748
Independent Bank Group, Inc.	12,165	865,661
Old National Bancorp	88,693	1,452,791
Origin Bancorp, Inc.	9,679	409,325
Premier Financial Corp.	11,149	338,149
QCR Holdings, Inc.	4,537	256,749
SouthState Corp.	18,730	1,528,181
Towne Bank	13,495	404,040
UMB Financial Corp.	14,442	1,403,185
Valley National Bancorp	141,169	1,838,020
Veritex Holdings, Inc.	24,493	934,898
		17,295,626
Diversified Financial Services — 0.4%
Enact Holdings, Inc.	16,098	358,180
Insurance — 2.9%
Axis Capital Holdings Ltd.	30,565	1,848,265
James River Group Holdings Ltd.	8,478	209,746
ProAssurance Corp.	23,986	644,744
		2,702,755
Investment Companies — 1.9%
Compass Diversified Holdings (b)	73,522	1,747,618
Private Equity — 0.3%
Patria Investments Ltd.	14,611	260,222
Real Estate Investment Trusts (REITS) — 6.1%
Brandywine Realty Trust	61,986	876,482
CareTrust REIT, Inc.	30,106	581,046
Cousins Properties, Inc.	9,967	401,570
Easterly Government Properties, Inc.	18,296	386,777
Four Corners Property Trust, Inc.	27,797	751,631
Getty Realty Corp.	13,614	389,633
Healthcare Realty Trust, Inc.	5,162	141,852
Highwoods Properties, Inc.	8,629	394,690
Kite Realty Group Trust	16,692	380,077
National Health Investors, Inc. (b)	8,711	514,036
Physicians Realty Trust	14,530	254,856

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sabra Health Care REIT, Inc.	16,138	$240,295
Summit Hotel Properties, Inc. (a)	23,537	234,429
		5,547,374
Savings & Loans — 1.7%
Pacific Premier Bancorp, Inc.	32,382	1,144,704
Provident Financial Services, Inc.	17,459	408,540
		1,553,244
		29,465,019
Industrial — 21.3%
Building Materials — 2.3%
Cornerstone Building Brands, Inc. (a)	30,243	735,510
Mohawk Industries, Inc. (a)	4,627	574,673
Tecnoglass, Inc.	32,699	825,323
		2,135,506
Electrical Components & Equipment — 0.9%
Belden, Inc.	13,962	773,495
Graham Corp.	10,695	82,458
		855,953
Electronics — 6.9%
Advanced Energy Industries, Inc.	3,640	313,331
Avnet, Inc.	38,380	1,557,844
Coherent, Inc. (a)	4,550	1,243,788
II-VI, Inc. (a) (b)	32,433	2,351,068
Vontier Corp.	31,929	810,678
		6,276,709
Engineering & Construction — 1.6%
Arcosa, Inc.	4,762	272,625
Dycom Industries, Inc. (a)	12,150	1,157,409
		1,430,034
Environmental Controls — 0.4%
CECO Environmental Corp. (a)	30,698	168,532
Charah Solutions, Inc. (a) (b)	32,498	162,165
		330,697
Hand & Machine Tools — 0.2%
Luxfer Holdings PLC	10,888	182,918
Machinery – Diversified — 3.5%
Albany International Corp. Class A	859	72,431
Colfax Corp. (a)	39,231	1,561,001
DXP Enterprises, Inc. (a)	17,396	471,258
Gates Industrial Corp. PLC (a)	76,265	1,148,551
		3,253,241

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Metal Fabricate & Hardware — 2.4%
The Timken Co.	36,092	$2,190,785
Miscellaneous - Manufacturing — 0.1%
DIRTT Environmental Solutions (a) (b)	64,423	87,615
Packaging & Containers — 3.0%
Graphic Packaging Holding Co.	90,890	1,821,436
Karat Packaging, Inc. (a)	6,249	124,043
Pactiv Evergreen, Inc.	79,608	800,856
		2,746,335
		19,489,793
Technology — 6.5%
Computers — 0.4%
KBR, Inc.	6,754	369,646
Semiconductors — 2.0%
Cohu, Inc. (a)	11,843	350,553
Kulicke & Soffa Industries, Inc. (b)	26,236	1,469,741
		1,820,294
Software — 4.1%
Avaya Holdings Corp. (a)	73,790	934,919
Donnelley Financial Solutions, Inc. (a)	27,120	902,011
IBEX Holdings Ltd. (a) (b)	13,734	218,920
Teradata Corp. (a)	33,240	1,638,400
		3,694,250
		5,884,190
Utilities — 1.1%
Electric — 0.3%
PNM Resources, Inc.	5,932	282,778
Gas — 0.8%
Northwest Natural Holding Co.	3,556	183,917
South Jersey Industries, Inc.	7,944	274,465
Southwest Gas Holdings, Inc.	3,556	278,399
		736,781
		1,019,559

TOTAL COMMON STOCK (Cost $94,256,113)		90,744,624

TOTAL EQUITIES (Cost $94,256,113)		90,744,624

MUTUAL FUNDS — 2.3%
Diversified Financial Services — 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	2,055,914	2,055,914

MML Small Company Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL MUTUAL FUNDS (Cost $2,055,914)		$2,055,914

TOTAL LONG-TERM INVESTMENTS (Cost $96,312,027)		92,800,538

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%

Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (d)	$773,980	773,980

TOTAL SHORT-TERM INVESTMENTS (Cost $773,980)		773,980

TOTAL INVESTMENTS — 102.4% (Cost $97,086,007) (e)		93,574,518

Other Assets/(Liabilities) — (2.4)%		(2,151,175)

NET ASSETS — 100.0%		$91,423,343

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $6,279,766 or 6.87% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $4,443,419 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $773,980. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $789,560.
(e)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
UBS AG	6/30/22	USD	644,132	SEK	6,073,818	$(3,333)
UBS AG	6/30/22	SEK	296,174	USD	31,525	47
						$(3,286)

Currency Legend

SEK	Swedish Krona
USD	U.S. Dollar

MML Small/Mid Cap Value Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%

COMMON STOCK — 99.9%
Basic Materials — 3.7%
Chemicals — 1.7%
Huntsman Corp.	38,350	$1,438,508
Innospec, Inc.	11,993	1,109,952
Orion Engineered Carbons SA	9,536	152,290
Trinseo PLC	1,373	65,794
		2,766,544
Iron & Steel — 2.0%
Carpenter Technology Corp.	38,348	1,609,849
Reliance Steel & Aluminum Co.	9,025	1,654,734
		3,264,583
		6,031,127
Communications — 1.0%
Internet — 1.0%
Criteo SA Sponsored ADR (a)	61,771	1,682,642
Consumer, Cyclical — 17.2%
Airlines — 0.8%
SkyWest, Inc. (a)	44,837	1,293,547
Apparel — 4.1%
Carter's, Inc.	24,218	2,227,814
Kontoor Brands, Inc.	25,717	1,063,398
Ralph Lauren Corp.	16,110	1,827,518
Tapestry, Inc.	40,840	1,517,206
		6,635,936
Auto Parts & Equipment — 1.9%
Dana, Inc.	57,103	1,003,300
The Goodyear Tire & Rubber Co. (a)	145,570	2,080,195
		3,083,495
Entertainment — 0.8%
Scientific Games Corp. Class A (a)	21,270	1,249,613
Home Builders — 2.8%
KB Home	44,130	1,428,929
PulteGroup, Inc.	48,990	2,052,681
Taylor Morrison Home Corp. (a)	41,534	1,130,556
		4,612,166

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Home Furnishing — 1.0%
MillerKnoll, Inc.	49,590	$1,713,830
Lodging — 1.3%
Hilton Grand Vacations, Inc. (a)	39,910	2,075,719
Retail — 4.5%
Dine Brands Global, Inc.	26,441	2,061,076
Papa John's International, Inc.	17,911	1,885,670
Sally Beauty Holdings, Inc. (a)	104,090	1,626,927
Williams-Sonoma, Inc.	12,841	1,861,945
		7,435,618
		28,099,924
Consumer, Non-cyclical — 14.9%
Commercial Services — 5.8%
ADT, Inc.	220,730	1,675,341
Herc Holdings, Inc.	14,510	2,424,476
Korn Ferry	19,562	1,270,356
Robert Half International, Inc.	18,032	2,058,894
WillScot Mobile Mini Holdings Corp. (a)	52,540	2,055,890
		9,484,957
Food — 2.4%
The Hain Celestial Group, Inc. (a)	59,775	2,056,260
Nomad Foods Ltd. (a)	84,857	1,916,071
		3,972,331
Health Care – Products — 2.3%
Envista Holdings Corp. (a)	38,340	1,867,541
Integra LifeSciences Holdings Corp. (a)	29,160	1,873,822
		3,741,363
Health Care – Services — 4.4%
Acadia Healthcare Co., Inc. (a)	37,040	2,427,231
MEDNAX, Inc. (a)	95,610	2,244,923
Syneos Health, Inc. (a)	30,360	2,457,642
		7,129,796
		24,328,447
Energy — 3.0%
Oil & Gas — 3.0%
Coterra Energy, Inc.	89,661	2,418,157
HF Sinclair Corp.	60,285	2,402,357
		4,820,514
		4,820,514
Financial — 27.1%
Banks — 12.8%
BankUnited, Inc.	43,639	1,918,370

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Comerica, Inc.	25,120	$2,271,602
First BanCorp	52,719	691,673
First Citizens BancShares, Inc. Class A	3,539	2,355,558
First Hawaiian, Inc.	72,120	2,011,427
Synovus Financial Corp.	44,414	2,176,286
Texas Capital Bancshares, Inc. (a)	33,268	1,906,589
Umpqua Holdings Corp.	73,238	1,381,269
Webster Financial Corp.	37,379	2,097,709
Wintrust Financial Corp.	20,090	1,866,964
Zions Bancorp NA	33,578	2,201,374
		20,878,821
Diversified Financial Services — 2.1%
Moelis & Co. Class A	36,806	1,728,042
Stifel Financial Corp.	24,850	1,687,315
		3,415,357
Insurance — 4.2%
American Financial Group, Inc.	12,668	1,844,714
The Hanover Insurance Group, Inc.	13,598	2,033,173
Kemper Corp.	25,500	1,441,770
Selective Insurance Group, Inc.	17,507	1,564,426
		6,884,083
Real Estate Investment Trusts (REITS) — 8.0%
American Campus Communities, Inc.	31,732	1,776,040
Broadstone Net Lease, Inc.	71,390	1,554,874
Camden Property Trust	15,758	2,618,980
Cousins Properties, Inc.	46,070	1,856,160
CubeSmart	28,314	1,473,177
Physicians Realty Trust	124,753	2,188,168
STAG Industrial, Inc.	40,992	1,695,019
		13,162,418
		44,340,679
Industrial — 22.8%
Aerospace & Defense — 1.3%
Spirit AeroSystems Holdings, Inc. Class A	44,670	2,183,916
Building Materials — 0.8%
Masonite International Corp. (a)	14,691	1,306,618
Electrical Components & Equipment — 0.8%
Belden, Inc.	24,734	1,370,264
Electronics — 2.2%
Avnet, Inc.	47,576	1,931,110
Sensata Technologies Holding PLC (a)	34,290	1,743,646
		3,674,756
Engineering & Construction — 4.0%
AECOM	37,900	2,911,099
Arcosa, Inc.	22,255	1,274,099

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Dycom Industries, Inc. (a)	23,870	$2,273,856
		6,459,054
Hand & Machine Tools — 1.6%
Regal Rexnord Corp.	17,230	2,563,479
Machinery – Construction & Mining — 2.1%
Oshkosh Corp.	16,791	1,690,014
Vertiv Holdings Co.	126,890	1,776,460
		3,466,474
Machinery – Diversified — 2.2%
Applied Industrial Technologies, Inc.	14,500	1,488,570
Cactus, Inc. Class A	37,770	2,143,070
		3,631,640
Metal Fabricate & Hardware — 0.9%
The Timken Co.	23,740	1,441,018
Packaging & Containers — 2.3%
Berry Global Group, Inc. (a)	33,670	1,951,514
Sealed Air Corp.	26,020	1,742,299
		3,693,813
Transportation — 3.8%
Kirby Corp. (a)	31,060	2,242,221
Knight-Swift Transportation Holdings, Inc.	34,863	1,759,187
XPO Logistics, Inc. (a)	29,240	2,128,672
		6,130,080
Trucking & Leasing — 0.8%
GATX Corp.	10,460	1,290,032
		37,211,144
Technology — 7.7%
Computers — 1.9%
Genpact Ltd.	23,000	1,000,730
Lumentum Holdings, Inc. (a)	21,590	2,107,184
		3,107,914
Semiconductors — 2.1%
Kulicke & Soffa Industries, Inc. (b)	18,722	1,048,807
ON Semiconductor Corp. (a)	38,940	2,438,033
		3,486,840
Software — 3.7%
ACI Worldwide, Inc. (a)	58,370	1,838,071
Change Healthcare, Inc. (a)	105,500	2,299,900

MML Small/Mid Cap Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
CommVault Systems, Inc. (a)	27,696	$1,837,630
		5,975,601
		12,570,355
Utilities — 2.5%
Electric — 1.6%
IDACORP, Inc.	23,001	2,653,396
Gas — 0.9%
Southwest Gas Holdings, Inc.	18,780	1,470,286
		4,123,682

TOTAL COMMON STOCK (Cost $138,457,254)		163,208,514

TOTAL EQUITIES (Cost $138,457,254)		163,208,514

TOTAL LONG-TERM INVESTMENTS (Cost $138,457,254)		163,208,514

	Principal Amount
SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (c)	$849,870	849,870

TOTAL SHORT-TERM INVESTMENTS (Cost $849,870)		849,870

TOTAL INVESTMENTS — 100.4% (Cost $139,307,124) (d)		164,058,384

Other Assets/(Liabilities) — (0.4)%		(609,155)

NET ASSETS — 100.0%		$163,449,229

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $1,047,356 or 0.64% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,096,351 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $849,870. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $866,952.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Total Return Bond Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

COMMON STOCK — 0.1%
Communications — 0.1%
Telecommunications — 0.1%
Intelsat Emergence SA	7,210	$209,991

TOTAL COMMON STOCK (Cost $676,994)		209,991

TOTAL EQUITIES (Cost $676,994)		209,991

	Principal Amount
BONDS & NOTES — 115.9%
BANK LOANS — 2.0%
Aerospace & Defense — 0.0%
TransDigm, Inc., 2020 Term Loan E, 1 mo. USD LIBOR + 2.250%
2.707% VRN 5/30/25	$48,875	47,943
Airlines — 0.0%
American Airlines, Inc., 2017 1st Lien Term Loan, 1 mo. USD LIBOR + 1.750%
2.197% VRN 1/29/27	34,152	31,861
Auto Parts & Equipment — 0.1%
Clarios Global LP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
3.707% VRN 4/30/26	194,908	192,228
Beverages — 0.0%
Naked Juice LLC
Term Loan, SOFR + 3.250%
3.315% VRN 1/24/29	134,337	131,938
Delayed Draw Term Loan, SOFR + 3.250%
3.315% VRN 1/24/29	7,750	7,612
		139,550
Chemicals — 0.0%
Zep, Inc., 2017 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
5.000% VRN 8/12/24	91,842	87,250
Commercial Services — 0.0%
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.000%
4.750% VRN 3/04/28	99,250	98,368

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Diversified Financial Services — 0.1%
Setanta Aircraft Leasing Designated Activity Company, Term Loan B, 3 mo. USD LIBOR + 2.000%
3.006% VRN 11/05/28	$375,000	$369,064
Environmental Controls — 0.0%
GFL Environmental, Inc., 2020 Term Loan, 3 mo. USD LIBOR + 3.000%
3.500% VRN 5/30/25	67,528	67,190
Food — 0.0%
Hostess Brands LLC, 2019 Term Loan, 3 mo. USD LIBOR + 2.250%
3.000% VRN 8/03/25	127,394	125,596
Health Care – Products — 0.2%
Avantor Funding, Inc., 2021 Term Loan B5, 1 mo. USD LIBOR + 2.250%
2.750% VRN 11/08/27	247,506	245,251
Medline Borrower LP, USD Term Loan B, 1 mo. USD LIBOR + 3.250%
3.750% - —% VRN 10/23/28 (a)	250,000	247,375
		492,626
Insurance — 0.2%
Acrisure LLC, 2020 Term Loan B, 1 mo. USD LIBOR + 3.500%
3.957% VRN 2/15/27	99,746	98,166
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 2.250%
3.000% VRN 2/19/28	494,199	485,551
		583,717
Internet — 0.1%
NortonLifeLock, Inc., 2022 Term Loan B,
0.000% - —% 1/28/29 (a)	250,000	246,668
Lodging — 0.0%
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, 1 mo. USD LIBOR + 2.750%
3.207% VRN 12/23/24	456	454
Media — 0.2%
Diamond Sports Group LLC
Term Loan, SOFR + 3.250%
3.545% VRN 8/24/26	64,505	21,811
Term Loan, SOFR + 8.000%
9.000% VRN 5/26/26	105,063	106,391
DirecTV Financing LLC, Term Loan, 3 mo. USD LIBOR + 5.000%
5.750% VRN 8/02/27	162,350	161,991
Sinclair Television Group, Inc., 2021 Term Loan B3, 1 mo. USD LIBOR + 3.000%
3.460% VRN 4/01/28	148,875	145,061
Virgin Media Bristol LLC, USD Term Loan N, 3 mo. USD LIBOR + 2.500%
2.897% VRN 1/31/28	275,000	271,263
		706,517
Packaging & Containers — 0.1%
Berry Global, Inc., 2021 Term Loan Z, 1 mo. USD LIBOR + 1.750%
2.071% VRN 7/01/26	151,015	148,678

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 0.6%
Change Healthcare Holdings LLC, 2017 Term Loan B, 1 mo. USD LIBOR + 2.500%
3.500% VRN 3/01/24	$43,501	$43,207
Elanco Animal Health, Inc., Term Loan B, 1 mo. USD LIBOR + 1.750%
1.981% VRN 8/01/27	402,486	395,567
Endo Luxembourg Finance Company I SARL, 2021 Term Loan, 1 mo. USD LIBOR + 5.000%
5.750% VRN 3/27/28	480,159	448,699
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD LIBOR + 4.000%
5.006% VRN 10/01/27	99,747	99,498
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 1 mo. USD LIBOR + 2.000%
2.457% VRN 11/15/27	280,004	274,964
Horizon Therapeutics USA, Inc., 2021 Term Loan B2, 1 mo. USD LIBOR + 1.750%
2.250% VRN 3/15/28	372,188	368,001
ICON Luxembourg S.A.R.L.
US Term Loan, 3 mo. USD LIBOR + 2.250%
3.313% VRN 7/03/28	30,749	30,576
LUX Term Loan, 3 mo. USD LIBOR + 2.250%
3.313% VRN 7/03/28	123,414	122,720
Jazz Financing Lux S.A.R.L., USD Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 5/05/28	148,875	148,187
Organon & Co, USD Term Loan, 3 mo. USD LIBOR + 3.000%
3.563% VRN 6/02/28	265,146	263,489
		2,194,908
Retail — 0.1%
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.250%
5.256% VRN 4/15/28	238,200	222,948
Whatabrands LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 3.250%
3.750% - —% VRN 8/03/28 (a)	225,000	222,048
		444,996
Software — 0.1%
Athenahealth, Inc.
2022 Term Loan B, 1 mo. SOFR + 3.500%
0.000%VRN2/15/29 (a)	213,768	211,149
2022 Delayed Draw Term Loan, 3 mo. SOFR + 0.000%
0.000%VRN2/15/29 (a) (b)	36,232	35,788
		246,937
Telecommunications — 0.2%
Level 3 Financing, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 1.750%
2.207% VRN 3/01/27	600,000	588,186

TOTAL BANK LOANS (Cost $6,890,723)		6,812,737

CORPORATE DEBT — 29.6%
Aerospace & Defense — 0.2%
The Boeing Co.
1.167% 2/04/23	660,000	654,789

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Agriculture — 0.8%
BAT Capital Corp.
4.390% 8/15/37	$400,000	$372,041
4.540% 8/15/47	1,050,000	936,573
5.650% 3/16/52	215,000	218,011
Imperial Brands Finance PLC
3.125% 7/26/24 (c)	320,000	317,288
3.500% 7/26/26 (c)	225,000	220,363
Imperial Tobacco Finance PLC
4.250% 7/21/25 (c)	415,000	418,709
Reynolds American, Inc.
5.850% 8/15/45	315,000	322,419
		2,805,404
Airlines — 0.0%
Northwest Airlines Pass-Through Trust
7.041% 10/01/23	12,371	12,370
Auto Manufacturers — 0.2%
General Motors Financial Co., Inc.
3.150% 6/30/22	550,000	551,362
3.450% 4/10/22	105,000	105,036
		656,398
Banks — 9.7%
Bank of America Corp.
SOFR + .910% 1.658% VRN 3/11/27	1,305,000	1,217,981
SOFR + 1.060% 2.087% VRN 6/14/29	1,000,000	915,155
SOFR + 1.320% 2.687% VRN 4/22/32	120,000	110,372
SOFR + 1.330% 2.972% VRN 2/04/33	670,000	628,691
3 mo. USD LIBOR + .790% 3.004% VRN 12/20/23	1,180,000	1,183,295
3 mo. USD LIBOR + .970% 3.458% VRN 3/15/25	415,000	417,801
3 mo. USD LIBOR + 1.070% 3.970% VRN 3/05/29	485,000	493,226
Citigroup, Inc.
SOFR + .528% 1.281% VRN 11/03/25	420,000	399,835
SOFR + .770% 1.462% VRN 6/09/27	725,000	666,702
SOFR + 1.167% 2.561% VRN 5/01/32	200,000	180,380
SOFR + 1.351% 3.057% VRN 1/25/33	505,000	473,293
SOFR + 1.280% 3.070% VRN 2/24/28	190,000	185,474
SOFR + 2.842% 3.106% VRN 4/08/26	335,000	332,523
SOFR + 1.939% 3.785% VRN 3/17/33	490,000	487,410
Credit Suisse Group AG
SOFR + .980% 1.305% VRN 2/02/27 (c)	495,000	442,726
SOFR + 2.044% 2.193% VRN 6/05/26 (c)	590,000	553,955
SOFR + 1.560% 2.593% VRN 9/11/25 (c)	420,000	406,084
SOFR + 1.730% 3.091% VRN 5/14/32 (c)	405,000	365,320
4.282% 1/09/28 (c)	65,000	65,017
DNB Bank ASA 1 year CMT + .680%
1.605% VRN 3/30/28 (c)	635,000	574,353
The Goldman Sachs Group, Inc.
SOFR + .486% 0.925% VRN 10/21/24	415,000	402,493
1.217% 12/06/23	1,030,000	1,005,730
SOFR + .798% 1.431% VRN 3/09/27	500,000	461,850
SOFR + .818% 1.542% VRN 9/10/27	1,450,000	1,327,028
SOFR + .913% 1.948% VRN 10/21/27	125,000	116,332
SOFR + 1.410% 3.102% VRN 2/24/33	705,000	664,603
3.200% 2/23/23	145,000	146,319

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3 mo. USD LIBOR + 1.201% 3.272% VRN 9/29/25	$325,000	$325,372
3.500% 4/01/25	115,000	115,982
HSBC Holdings PLC
SOFR + .708% 0.976% VRN 5/24/25	505,000	479,798
SOFR + 1.732% 2.013% VRN 9/22/28	1,080,000	980,912
SOFR + 1.285% 2.206% VRN 8/17/29	610,000	549,723
SOFR + 1.187% 2.804% VRN 5/24/32	365,000	332,565
3 mo. USD LIBOR + 1.211% 3.803% VRN 3/11/25	110,000	110,596
JP Morgan Chase & Co.
SOFR + .580% 0.697% VRN 3/16/24	165,000	161,908
SOFR + .490% 0.768% VRN 8/09/25	255,000	241,918
3 mo. TSFR + .580% 0.969% VRN 6/23/25	1,060,000	1,012,884
SOFR + .885% 1.578% VRN 4/22/27	500,000	466,279
SOFR + 1.015% 2.069% VRN 6/01/29	250,000	230,819
SOFR + 1.180% 2.545% VRN 11/08/32	200,000	182,777
SOFR + 1.250% 2.580% VRN 4/22/32	180,000	164,931
SOFR + 1.170% 2.947% VRN 2/24/28 (d)	250,000	244,329
2.950% 10/01/26	895,000	889,284
SOFR + 1.260% 2.963% VRN 1/25/33	390,000	367,730
Lloyds Banking Group PLC
1 year CMT + .850% 1.627% VRN 5/11/27 (d)	515,000	472,834
3 mo. USD LIBOR + 1.205% 3.574% VRN 11/07/28	520,000	508,771
1 year CMT + 1.800% 3.750% VRN 3/18/28	200,000	199,707
1 year CMT + 3.500% 3.870% VRN 7/09/25	220,000	222,499
Macquarie Group Ltd.
SOFR + 1.532% 2.871% VRN 1/14/33 (c)	1,045,000	927,648
4.442% 6/21/33 (c)	240,000	242,664
Morgan Stanley
SOFR + .509% 0.791% VRN 1/22/25	285,000	273,775
SOFR + .560% 1.164% VRN 10/21/25	1,300,000	1,236,087
SOFR + .879% 1.593% VRN 5/04/27	505,000	469,785
SOFR + 1.178% 2.239% VRN 7/21/32	160,000	142,231
SOFR + 1.200% 2.511% VRN 10/20/32	285,000	256,903
SOFR + 1.290% 2.943% VRN 1/21/33	450,000	422,047
Natwest Group PLC 3 mo. USD LIBOR + 1.762%
4.269% VRN 3/22/25	775,000	784,496
Santander UK Group Holdings PLC
SOFR + .787% 1.089% VRN 3/15/25	540,000	514,000
SOFR + .989% 1.673% VRN 6/14/27	120,000	109,321
SOFR + 1.220% 2.469% VRN 1/11/28	200,000	186,281
3 mo. USD LIBOR + 1.080% 3.373% VRN 1/05/24	445,000	446,268
3 mo. USD LIBOR + 1.400% 3.823% VRN 11/03/28	485,000	477,683
Santander UK PLC
5.000% 11/07/23 (c)	435,000	444,940
UBS AG
0.700% 8/09/24 (c)	350,000	332,141
Wells Fargo & Co.
3 mo. USD LIBOR + .750% 2.164% VRN 2/11/26	335,000	324,382
SOFR + 2.100% 2.393% VRN 6/02/28	1,400,000	1,325,918
SOFR + 1.432% 2.879% VRN 10/30/30	490,000	465,772
SOFR + 1.500% 3.350% VRN 3/02/33	1,285,000	1,249,351
SOFR + 1.510% 3.526% VRN 3/24/28	320,000	319,125
SOFR + 4.502% 5.013% VRN 4/04/51	150,000	177,923
		33,614,307

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	$880,000	$978,233
Bacardi Ltd.
4.450% 5/15/25 (c)	700,000	717,209
		1,695,442
Biotechnology — 0.2%
Amgen, Inc.
3.350% 2/22/32	230,000	227,882
4.200% 2/22/52	135,000	139,540
4.400% 2/22/62	190,000	197,131
Grifols Escrow Issuer SA
4.750% 10/15/28 (c)	125,000	117,656
		682,209
Chemicals — 0.1%
International Flavors & Fragrances, Inc.
5.000% 9/26/48	380,000	416,583
Commercial Services — 0.1%
S&P Global, Inc.
4.750% 8/01/28 (c) (d)	385,000	414,340
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.500% 1/15/25 (d)	1,000,000	981,016
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% 1/30/32	615,000	554,480
American Express Co.
2.550% 3/04/27	385,000	375,259
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (c)	389,000	344,201
2.875% 2/15/25 (c)	335,000	322,001
3.950% 7/01/24 (c)	130,000	129,686
Capital One Financial Corp. SOFR + 1.790%
3.273% VRN 3/01/30	535,000	516,969
Charles Schwab Corp.
2.900% 3/03/32	380,000	365,923
Park Aerospace Holdings Ltd.
4.500% 3/15/23 (c)	320,000	322,292
5.500% 2/15/24 (c) (d)	82,000	83,980
		3,995,807
Electric — 1.3%
Duke Energy Carolinas LLC
4.000% 9/30/42	1,000,000	1,023,481
Florida Power & Light Co.
3.990% 3/01/49	495,000	529,092
Jersey Central Power & Light Co.
4.700% 4/01/24 (c)	800,000	818,502
6.400% 5/15/36	425,000	515,823
MidAmerican Energy Co.
4.800% 9/15/43	1,400,000	1,579,982
		4,466,880

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Engineering & Construction — 0.0%
Artera Services LLC
9.033% 12/04/25 (c)	$95,000	$93,812
Entertainment — 0.4%
Cdi Escrow Issuer, Inc.
5.750% 4/01/30 (c) (e)	115,000	116,150
Magallanes, Inc.
4.279% 3/15/32 (c)	190,000	190,817
5.050% 3/15/42 (c)	760,000	776,568
5.141% 3/15/52 (c)	380,000	388,871
		1,472,406
Environmental Controls — 0.1%
GFL Environmental, Inc.
5.125% 12/15/26 (c)	164,000	165,394
Food — 1.0%
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
4.375% 2/02/52 (c)	135,000	117,405
JBS USA LUX SA/JBS USA Finance, Inc.
6.750% 2/15/28 (c)	425,000	447,317
Kraft Heinz Foods Co.
4.875% 10/01/49	480,000	505,953
5.000% 6/04/42	360,000	384,750
Pilgrim's Pride Corp.
3.500% 3/01/32 (c)	360,000	315,000
5.875% 9/30/27 (c)	30,000	30,319
Post Holdings, Inc.
4.500% 9/15/31 (c)	400,000	353,800
4.625% 4/15/30 (c)	800,000	720,360
Smithfield Foods, Inc.
2.625% 9/13/31 (c)	635,000	556,936
		3,431,840
Health Care – Products — 0.2%
PerkinElmer, Inc.
2.250% 9/15/31	800,000	707,196
Health Care – Services — 1.8%
Aetna, Inc.
2.800% 6/15/23	485,000	486,985
Centene Corp.
2.450% 7/15/28	488,000	445,886
3.000% 10/15/30	453,000	417,778
4.250% 12/15/27	165,000	165,619
CommonSpirit Health
2.782% 10/01/30	495,000	461,375
3.910% 10/01/50	75,000	71,415
Fresenius Medical Care US Finance III, Inc.
1.875% 12/01/26 (c)	340,000	314,996
HCA, Inc.
2.375% 7/15/31	90,000	80,274
3.625% 3/15/32 (c)	350,000	342,926
4.125% 6/15/29	345,000	351,698
4.625% 3/15/52 (c)	195,000	196,577
5.000% 3/15/24	287,000	297,743

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.250% 6/15/49	$775,000	$848,342
5.500% 6/15/47	360,000	406,038
Humana, Inc.
2.150% 2/03/32	435,000	381,195
Molina Healthcare, Inc.
3.875% 11/15/30 (c)	90,000	86,625
3.875% 5/15/32 (c)	190,000	180,680
4.375% 6/15/28 (c)	300,000	295,273
Universal Health Services, Inc.
1.650% 9/01/26 (c)	385,000	353,647
		6,185,072
Household Products & Wares — 0.0%
Central Garden & Pet Co.
5.125% 2/01/28	123,000	122,101
Insurance — 1.0%
Aon Corp. / Aon Global Holdings PLC
3.900% 2/28/52	190,000	187,362
Athene Global Funding
SOFR + .700% 0.914% FRN 5/24/24 (c)	505,000	498,654
1.985% 8/19/28 (c)	555,000	488,510
3.205% 3/08/27 (c)	135,000	130,150
Berkshire Hathaway Finance Corp.
3.850% 3/15/52	405,000	413,903
Farmers Exchange Capital 3 mo. USD LIBOR + 3.454%
5.454% VRN 10/15/54 (c)	970,000	1,102,878
Teachers Insurance & Annuity Association of America
3.300% 5/15/50 (c)	225,000	199,087
4.270% 5/15/47 (c)	130,000	137,275
Willis North America, Inc.
4.500% 9/15/28	310,000	319,098
		3,476,917
Internet — 0.1%
Tencent Holdings Ltd.
3.680% 4/22/41 (c)	335,000	295,828
Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% 5/01/32	250,000	229,050
4.750% 2/01/32 (c)	200,000	186,408
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750% 2/15/28	92,000	90,924
4.800% 3/01/50	330,000	313,319
4.908% 7/23/25	205,000	212,822
5.250% 4/01/53	265,000	268,387
5.375% 5/01/47	95,000	97,493
5.750% 4/01/48	280,000	297,546
Cox Communications, Inc.
2.600% 6/15/31 (c)	385,000	347,903
CSC Holdings LLC
4.125% 12/01/30 (c)	200,000	175,373
4.500% 11/15/31 (c)	375,000	335,625
5.375% 2/01/28 (c)	30,000	29,117
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375% 8/15/26 (c)	665,000	257,688

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sinclair Television Group, Inc.
4.125% 12/01/30 (c)	$215,000	$191,709
Time Warner Cable, Inc.
5.500% 9/01/41	170,000	176,625
5.875% 11/15/40	170,000	182,851
Virgin Media Secured Finance PLC
5.500% 5/15/29 (c)	255,000	252,555
The Walt Disney Co.
3.600% 1/13/51	320,000	316,225
		3,961,620
Mining — 0.1%
Indonesia Asahan Aluminium Persero PT
6.530% 11/15/28 (c)	200,000	222,222
Miscellaneous - Manufacturing — 0.2%
GE Capital International Funding Co. Unlimited Co.
4.418% 11/15/35	540,000	579,861
General Electric Co.
6.750% 3/15/32	162,000	204,107
		783,968
Oil & Gas — 0.7%
Antero Resources Corp.
8.375% 7/15/26 (c)	32,000	35,250
Exxon Mobil Corp.
3.452% 4/15/51	393,000	380,750
KazMunay Gas National Co.
4.750% 4/19/27	200,000	191,512
Occidental Petroleum Corp.
0.000% 10/10/36	230,000	123,338
Pertamina Persero PT
3.100% 8/27/30 (c)	200,000	188,500
Petroleos Mexicanos
5.950% 1/28/31 (d)	50,000	46,151
6.625% 6/15/35	900,000	806,634
7.690% 1/23/50	115,000	100,481
Saudi Arabian Oil Co.
1.625% 11/24/25	200,000	189,656
Shell International Finance BV
3.750% 9/12/46	25,000	25,271
Sunoco LP / Sunoco Finance Corp.
4.500% 4/30/30 (c)	126,000	116,277
Transocean Guardian Ltd.
5.875% 1/15/24 (c)	92,172	88,255
Transocean Pontus Ltd.
6.125% 8/01/25 (c)	106,395	106,129
Transocean Poseidon Ltd.
6.875% 2/01/27 (c)	91,875	90,956
		2,489,160
Oil & Gas Services — 0.1%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250% 4/01/28 (c)	180,000	177,406
Transocean Proteus Ltd.
6.250% 12/01/24 (c)	41,500	41,189

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
USA Compression Partners LP/USA Compression Finance Corp.
6.875% 4/01/26	$30,000	$30,352
6.875% 9/01/27	96,000	96,369
		345,316
Packaging & Containers — 0.5%
Amcor Finance USA, Inc.
3.625% 4/28/26	650,000	660,242
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.250% 8/15/27 (c)	190,000	176,225
5.250% 8/15/27 (c) (d)	200,000	185,500
Berry Global, Inc.
1.570% 1/15/26	410,000	381,179
4.875% 7/15/26 (c)	330,000	334,198
Mauser Packaging Solutions Holding Co.
5.500% 4/15/24 (c)	30,000	29,881
Sealed Air Corp.
4.000% 12/01/27 (c)	30,000	29,250
		1,796,475
Pharmaceuticals — 1.4%
AbbVie, Inc.
4.450% 5/14/46	400,000	428,123
4.500% 5/14/35	390,000	418,638
Bayer US Finance II LLC
4.250% 12/15/25 (c)	75,000	76,356
4.375% 12/15/28 (c)	850,000	870,634
4.625% 6/25/38 (c)	795,000	825,423
4.875% 6/25/48 (c)	210,000	225,642
Cigna Corp.
3.400% 3/15/51	250,000	225,126
4.125% 11/15/25	60,000	61,919
CVS Health Corp.
5.050% 3/25/48	1,090,000	1,236,943
Embecta Corp.
5.000% 2/15/30 (c)	200,000	188,641
Endo DAC / Endo Finance LLC / Endo Finco, Inc.
6.000% 6/30/28 (c) (d)	656,000	370,640
		4,928,085
Pipelines — 1.1%
Energy Transfer LP
4.950% 6/15/28	300,000	314,600
5.000% 5/15/50	380,000	384,313
5.150% 3/15/45	400,000	404,059
5.350% 5/15/45	50,000	51,497
5.400% 10/01/47	394,000	411,038
5.500% 6/01/27	254,000	272,873
Galaxy Pipeline Assets Bidco Ltd.
2.160% 3/31/34 (c)	384,360	353,553
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	300,000	294,303
Rockies Express Pipeline LLC
4.800% 5/15/30 (c)	250,000	236,875
4.950% 7/15/29 (c)	200,000	193,748

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Ruby Pipeline LLC
8.000% STEP 4/01/22 (c)	$431,818	$398,352
TransMontaigne Partners LP/TLP Finance Corp.
6.125% 2/15/26	81,000	80,043
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (c)	365,000	354,351
		3,749,605
Real Estate Investment Trusts (REITS) — 1.3%
American Campus Communities Operating Partnership LP
3.750% 4/15/23	650,000	656,564
CyrusOne LP/CyrusOne Finance Corp.
2.150% 11/01/30	385,000	384,407
3.450% 11/15/29	275,000	283,250
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/30	35,000	33,971
5.250% 6/01/25	205,000	211,009
5.300% 1/15/29	310,000	325,677
5.375% 4/15/26	715,000	747,128
SL Green Operating Partnership LP
3.250% 10/15/22	500,000	501,482
Ventas Realty LP
3.500% 2/01/25	1,500,000	1,505,717
		4,649,205
Retail — 0.2%
Michaels Cos., Inc.
5.250% 5/01/28 (c)	170,000	156,077
Starbucks Corp.
3.000% 2/14/32	385,000	368,470
		524,547
Savings & Loans — 0.4%
Nationwide Building Society
SOFR + 1.290% 2.972% VRN 2/16/28 (c)	340,000	324,000
3 mo. USD LIBOR + 1.181% 3.622% VRN 4/26/23 (c)	270,000	270,054
3 mo. USD LIBOR + 1.064% 3.766% VRN 3/08/24 (c)	525,000	528,014
3 mo. USD LIBOR + 1.392% 4.363% VRN 8/01/24 (c)	190,000	193,017
		1,315,085
Semiconductors — 0.1%
Broadcom, Inc.
4.300% 11/15/32	360,000	365,811
Intel Corp.
3.050% 8/12/51 (d)	75,000	66,779
		432,590
Software — 0.3%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.
5.750% 3/01/25 (c)	144,000	144,000
Oracle Corp.
2.800% 4/01/27	140,000	133,797
2.875% 3/25/31	195,000	177,939

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.950% 3/25/51	$753,000	$657,938
		1,113,674
Telecommunications — 3.1%
AT&T, Inc.
2.550% 12/01/33	634,000	562,749
3.800% 12/01/57	1,692,000	1,542,748
4.750% 5/15/46	710,000	770,756
5.250% 3/01/37	270,000	306,967
CommScope, Inc.
4.750% 9/01/29 (c)	274,000	252,765
Intelsat Jackson Holdings S.A.
6.500% 3/15/30	1,052,000	1,049,370
Intelsat Jackson Holdings S.A., Escrow
8.500% 10/15/24 (c) (f) (g)	171,000	—
Intelsat Jackson Holdings S.A., Escrow
9.750% 7/15/25 (c) (f) (g)	585,000	—
Level 3 Financing, Inc.
3.400% 3/01/27 (c)	60,000	56,550
3.875% 11/15/29 (c)	460,000	423,200
Lumen Technologies, Inc.
5.375% 6/15/29 (c)	385,000	342,136
Sprint Corp.
7.875% 9/15/23	33,000	35,063
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738% 3/20/25 (c)	1,057,500	1,080,345
T-Mobile USA, Inc.
2.550% 2/15/31	900,000	816,237
3.750% 4/15/27	375,000	377,556
3.875% 4/15/30	345,000	346,367
4.375% 4/15/40	290,000	291,487
4.750% 2/01/28	119,000	121,261
Verizon Communications, Inc.
2.100% 3/22/28	170,000	158,740
2.355% 3/15/32 (c)	520,000	468,903
2.550% 3/21/31	510,000	473,256
Vodafone Group PLC
4.875% 6/19/49	1,052,000	1,144,199
		10,620,655
Transportation — 0.1%
Union Pacific Corp.
3.500% 2/14/53	195,000	190,685

TOTAL CORPORATE DEBT (Cost $107,148,549)		102,487,987

MUNICIPAL OBLIGATIONS — 1.1%
California State University
Revenue, 2.274% 11/01/34	180,000	155,179
Revenue, 2.374% 11/01/35	20,000	17,191
City of New York NY, General Obligation
5.206% 10/01/31	750,000	825,565
Jersey City Municipal Utilities Authority, Revenue Bond
5.470% 5/15/27	745,000	794,101

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue
2.450% 11/01/34	$560,000	$473,812
New York State Dormitory Authority, Revenue Bond
5.289% 3/15/33	750,000	836,650
University of California, Revenue
2.247% 5/15/34	290,000	255,624
University of Michigan, Revenue
3.504% 4/01/52	380,000	386,399
		3,744,521

TOTAL MUNICIPAL OBLIGATIONS (Cost $4,075,096)		3,744,521

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.9%
Commercial Mortgage-Backed Securities — 2.6%
BAMLL Commercial Mortgage Securities Trust, Series 2018-PARK, Class A,
4.091% VRN 8/10/38 (c) (h)	620,000	637,695
BX Commercial Mortgage Trust, Series 2019-XL, Class A, 1 mo. USD LIBOR + .920%
1.317% FRN 10/15/36 (c)	1,313,924	1,305,794
BX Trust, Series 2019-OC11, Class A
3.202% 12/09/41 (c)	180,000	174,177
CALI Mortgage Trust, Series 2019-101C, Class A
3.957% 3/10/39 (c)	415,000	420,915
CPT Mortgage Trust, Series 2019-CPT, Class A
2.865% 11/13/39 (c)	355,000	335,796
DC Office Trust, Series 2019-MTC, Class A
2.965% 9/15/45 (c)	375,000	354,902
GS Mortgage Securities Corp. II, Series 2021-ARDN, Class A, 1 mo. USD LIBOR + 1.250%
1.647% FRN 11/15/36 (c)	1,570,000	1,554,796
Hudson Yards Mortgage Trust
Series 2019-55HY, Class A, 2.943% VRN 12/10/41 (c) (h)	375,000	357,703
Series 2019-30HY, Class A, 3.228% 7/10/39 (c)	385,000	373,820
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB, Class A
3.397% 6/05/39 (c)	385,000	379,817
MKT Mortgage Trust, Series 2020-525M, Class A
2.694% 2/12/40 (c)	465,000	432,989
Natixis Commercial Mortgage Securities Trust, 1 mo. USD LIBOR + .950%
1.347% FRN 8/15/38 (c)	1,100,000	1,091,363
One Bryant Park Trust, Series 2019-OBP, Class A
2.516% 9/15/54 (c)	490,000	453,397
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A,
3.834% VRN 1/15/32 (c) (h)	670,000	669,016
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A1,
3.872% VRN 1/05/43 (c) (h)	655,000	621,642
		9,163,822
Home Equity Asset-Backed Securities — 1.2%
Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs, Series 2005-4, Class M2, 1 mo. USD LIBOR + .705%
1.162% FRN 10/25/35	780,000	765,834
Citigroup Mortgage Loan Trust, Series 2006-HE2, Class M1, 1 mo. USD LIBOR + .435%
0.892% FRN 8/25/36	977,738	971,584

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital, Inc. Trust, Series 2006-HE1, Class A4, 1 mo. USD LIBOR + .580%
1.037% FRN 1/25/36	$1,085,162	$1,074,949
Opteum Mortgage Acceptance Corp.
1.207% 11/25/35	1,450,000	1,390,986
		4,203,353
Other Asset-Backed Securities — 4.7%
Aimco CLO 11 Ltd., Series 2020-11A, Class AR, 3 mo. USD LIBOR + 1.130%
1.371% FRN 10/17/34 (c)	750,000	741,899
AIMCO CLO Series 2015-A, Series 2015-AA, Class BR2, 3 mo. USD LIBOR + 1.600%
1.841% FRN 10/17/34 (c)	1,100,000	1,087,758
Allegro CLO XII Ltd., Series 2020-1A, Class A1, 3 mo. USD LIBOR + 1.250%
1.505% FRN 1/21/32 (c)	850,000	844,732
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class A, 3 mo. USD LIBOR + 1.100%
1.341% FRN 7/15/33 (c)	800,000	793,398
Dryden Senior Loan Fund, Series 2013-26A, Class AR, 3 mo. USD LIBOR + .900%
1.141% FRN 4/15/29 (c)	934,966	931,045
Eaton Vance CLO 2020-1 Ltd., Series 2020-1A, Class AR, 3 mo. USD LIBOR + 1.170%
1.411% FRN 10/15/34 (c)	990,000	984,654
Flatiron CLO Ltd., Series 2021-1A, Class B, 3 mo. USD LIBOR + 1.600%
1.848% FRN 7/19/34 (c)	850,000	835,745
GSAMP Trust 2005-HE5, Series 2005-HE5, Class M3, 1 mo. USD LIBOR + .690%
1.147% FRN 11/25/35	646,473	643,024
Highbridge Loan Management ., Series 2021-16A, Class A1, 3 mo. USD LIBOR + 1.140%
1.395% FRN 1/23/35 (c)	1,000,000	991,625
LCM LP, Series 21A, Class AR, 3 mo. USD LIBOR + .880%
1.134% FRN 4/20/28 (c)	281,336	280,250
Magnetite Ltd., Series 2012-7A, Class A1R2, 3 mo. USD LIBOR + .800%
1.041% FRN 1/15/28 (c)	950,088	946,074
Progress Residential Trust
Series 2019-SFR2, Class A, 3.147% 5/17/36 (c)	2,665,407	2,639,048
Series 2019-SFR2, Class F, 4.837% 5/17/36 (c)	2,250,000	2,196,254
Rockford Tower CLO Ltd., Series 2021-1A, Class A1, 3 mo. USD LIBOR + 1.170%
1.424% FRN 7/20/34 (c)	850,000	844,692
Saxon Asset Securities Trust, Series 2007-2, Class A2C, 1 mo. USD LIBOR + .240%
0.697% FRN 5/25/47	1,664,279	1,335,633
		16,095,831
Student Loans Asset-Backed Securities — 2.6%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%
1.157% FRN 7/25/56 (c)	395,804	391,005
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A4, 3 mo. USD LIBOR + .200%
1.166% FRN 3/28/35	1,287,178	1,276,596

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2015-1A, Class A, 1 mo. USD LIBOR + .590%
1.047% FRN 4/25/46 (c)	$770,762	$766,671
SLM Student Loan Trust
Series 2007-7, Class A4, 3 mo. USD LIBOR + .330% 0.588% FRN 1/25/22	650,742	637,789
Series 2012-7, Class A3, 1 mo. USD LIBOR + .650% 1.107% FRN 5/26/26	693,292	684,368
Series 2012-2, Class A, 1 mo. USD LIBOR + .700% 1.157% FRN 1/25/29	806,931	780,873
Series 2008-6, Class A4, 3 mo. USD LIBOR + 1.100% 1.358% FRN 7/25/23	971,684	962,015
Series 2012-1, Class A3, 1 mo. USD LIBOR + .950% 1.407% FRN 9/25/28	683,092	669,976
Series 2008-9, Class A, 3 mo. USD LIBOR + 1.500% 1.758% FRN 4/25/23	711,204	710,986
Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850% 2.108% FRN 7/25/73	700,000	689,657
Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250% 2.508% FRN 10/25/83	1,430,000	1,434,904
		9,004,840
Whole Loan Collateral Collateralized Mortgage Obligations — 3.8%
American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 6 mo. USD LIBOR + 2.000%
2.826% FRN 6/25/45	440,757	434,808
Chase Mortgage Finance Trust, Series 2007-A1, Class 11A4,
3.147% VRN 3/25/37 (h)	247,398	237,907
Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 1 year CMT + 2.400%
2.470% FRN 10/25/35	192,803	194,925
Countrywide Alternative Loan Trust
Series 2006-OA6, Class 1A2, 1 mo. USD LIBOR + .420% 0.877% FRN 7/25/46	918,855	872,684
Series 2005-31, Class 2A1, 1 mo. USD LIBOR + .600% 1.057% FRN 8/25/35	934,632	872,791
Credit Suisse Mortgage Trust, Series 2018-RPL9, Class A,
3.850% VRN 9/25/57 (c) (h)	921,605	927,587
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1,
2.710% VRN 11/25/35 (h)	248,233	212,881
GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A
3.750% 10/25/57 (c)	817,269	811,633
HarborView Mortgage Loan Trust, Series 2006-10, Class 1A1A, 1 mo. USD LIBOR + .200%
0.362% FRN 11/19/36	1,705,078	1,499,627
Impac CMB Trust, Series 2005-1, Class 1A1, 1 mo. USD LIBOR + .520%
0.977% FRN 4/25/35	524,671	502,066
IndyMac Index Mortgage Loan Trust
Series 2006-AR27, Class 1A3, 1 mo. USD LIBOR + .540% 0.997% FRN 10/25/36	1,322,493	683,749
Series 2005-AR19, Class A1, 2.770% VRN 10/25/35 (h)	707,074	626,156
JP Morgan Mortgage Trust, Series 2021-13, Class A3,
2.500% VRN 4/25/52 (c) (h)	1,835,316	1,696,018
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR1, Class M1, 1 mo. USD LIBOR + 1.070%
1.527% FRN 2/25/35	713,917	701,403
Washington Mutual Mortgage Pass-Through Certificates
Series 2005-AR15, Class A1A1, 1 mo. USD LIBOR + .520% 0.977% FRN 11/25/45	1,785,688	1,686,098
Series 2005-AR13, Class A1A1, 1 mo. USD LIBOR + .580% 1.037% FRN 10/25/45	391,768	383,724
Series 2005-AR2, Class 2A21, 1 mo. USD LIBOR + .660% 1.117% FRN 1/25/45	338,596	334,875

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2006-1 Class 3A2, 5.750% 2/25/36	$555,034	$520,623
		13,199,555

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $52,570,641)		51,667,401

SOVEREIGN DEBT OBLIGATIONS — 1.3%
Abu Dhabi Government International Bond
2.500% 9/30/29	200,000	195,845
Brazilian Government International Bond
2.875% 6/06/25	200,000	196,044
3.875% 6/12/30	200,000	184,290
CBB International Sukuk Co.
6.875% 10/05/25	200,000	219,410
Chile Government International Bond
3.240% 2/06/28	200,000	199,870
Colombia Government International Bond
3.000% 1/30/30 (d)	200,000	172,244
4.500% 1/28/26	200,000	199,774
Dominican Republic International Bond
4.500% 1/30/30 (c)	200,000	183,502
Hong Kong Airport Authority
3.250% 1/12/52 (c)	405,000	361,267
Hungary Government International Bond
2.125% 9/22/31 (c)	200,000	180,757
Mexico Government International Bond
2.659% 5/24/31 (d)	288,000	261,991
3.750% 1/11/28	300,000	305,484
Oman Government International Bond
5.625% 1/17/28	200,000	206,197
Panama Government International Bond
2.252% 9/29/32	200,000	176,894
3.160% 1/23/30 (d)	200,000	195,716
3.875% 3/17/28	200,000	204,306
Peruvian Government International Bond
2.844% 6/20/30	80,000	76,618
4.125% 8/25/27	200,000	207,826
Qatar Government International Bond
4.500% 4/23/28	200,000	217,750
Republic of South Africa Government International Bond
4.850% 9/30/29 (d)	250,000	244,239
Republic of Turkey International Bond
3.250% 3/23/23	200,000	196,296
Romanian Government International Bond
3.000% 2/14/31	110,000	101,555
		4,487,875

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $4,851,469)		4,487,875

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (i) — 35.9%
Collateralized Mortgage Obligations — 1.9%
Federal Home Loan Mortgage Corp.
Series 4818, Class CA, 3.000% 4/15/48	175,354	173,238
Series 4639, Class HZ, 3.250% STEP 4/15/53	1,574,768	1,600,732
Series 4846, Class PA, 4.000% 6/15/47	114,102	115,880

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association REMICS
Series 2018-43, Class CT, 3.000% 6/25/48	$313,164	$309,110
Series 2018-57, Class QA, 3.500% 5/25/46	165,649	167,635
Series 2018-55, Class PA, 3.500% 1/25/47	122,864	124,525
Government National Mortgage Association
Series 2018-124, Class NW, 3.500% 9/20/48	310,829	312,796
Series 2019-15, Class GT, 3.500% 2/20/49	204,977	206,360
		3,010,276
Pass-Through Securities — 32.0%
Federal Home Loan Mortgage Corp.
Pool #G18592 3.000% 3/01/31	202,434	204,934
Pool #G18627 3.000% 1/01/32	636,948	644,815
Pool #G08710 3.000% 6/01/46	112,650	111,946
Pool #ZM1779 3.000% 9/01/46	563,442	559,334
Pool #G08726 3.000% 10/01/46	836,413	830,921
Pool #G08732 3.000% 11/01/46	304,287	302,289
Pool #G08741 3.000% 1/01/47	835,308	829,300
Pool #G07848 3.500% 4/01/44	1,370,257	1,404,188
Pool #G60023 3.500% 4/01/45	1,267,299	1,294,720
Pool #G08711 3.500% 6/01/46	376,769	382,802
Pool #G08716 3.500% 8/01/46	541,973	550,652
Pool #G67700 3.500% 8/01/46	624,141	634,916
Pool #G08722 3.500% 9/01/46	94,211	95,720
Pool #G08742 3.500% 1/01/47	428,398	434,856
Pool #G08757 3.500% 4/01/47	110,257	111,919
Pool #G67703 3.500% 4/01/47	911,840	927,581
Pool #G67706 3.500% 12/01/47	822,318	836,256
Pool #ZA5103 3.500% 12/01/47	4,445	4,504
Pool #G67707 3.500% 1/01/48	2,286,347	2,333,674
Pool #G08800 3.500% 2/01/48	39,131	39,562
Pool #G67708 3.500% 3/01/48	200,397	203,919
Pool #G67710 3.500% 3/01/48	1,054,924	1,069,838
Pool #G08816 3.500% 6/01/48	307,368	309,985
Pool #G61556 3.500% 8/01/48	540,634	547,939
Pool #G60344 4.000% 12/01/45	681,498	708,810
Pool #G67711 4.000% 3/01/48	750,104	778,994
Pool #G67713 4.000% 6/01/48	3,104	3,212
Pool #G08843 4.500% 10/01/48	161,450	168,255
Pool #G08833 5.000% 7/01/48	116,028	122,885
Pool #G08844 5.000% 10/01/48	103,234	108,835
Federal National Mortgage Association
Pool #MA4152 2.000% 10/01/40	873,665	819,682
Pool #MA4176 2.000% 11/01/40	1,707,116	1,601,635
Pool #MA4333 2.000% 5/01/41	205,910	193,187
Pool #BQ7006 2.000% 1/01/52 (e)	3,724,575	3,464,175
Pool #BL6060 2.455% 4/01/40	570,000	507,166
Pool #MA1607 3.000% 10/01/33	333,607	333,781
Pool #MA3811 3.000% 10/01/49	225,415	218,910
Pool #AB4262 3.500% 1/01/32	288,098	293,390
Pool #MA1512 3.500% 7/01/33	145,499	148,717
Pool #MA1148 3.500% 8/01/42	832,239	853,245
Pool #CA0996 3.500% 1/01/48	143,697	145,483
Pool #MA3305 3.500% 3/01/48	29,419	29,693
Pool #BL1132 3.730% 1/01/29	920,000	965,705
Pool #MA1146 4.000% 8/01/42	338,301	354,538
Pool #AS9830 4.000% 6/01/47	162,101	167,298
Pool #MA3027 4.000% 6/01/47	224,012	231,193

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AS9972 4.000% 7/01/47	$144,565	$149,064
Pool #931504 4.500% 7/01/39	45,263	47,755
Pool #CA1710 4.500% 5/01/48	543,606	564,722
Pool #CA1711 4.500% 5/01/48	172,585	180,011
Pool #CA2208 4.500% 8/01/48	321,973	335,676
Pool #AD6374 5.000% 5/01/40	9,988	10,722
Pool #AI2733 5.000% 5/01/41	86,587	94,045
Pool #977014 5.500% 5/01/38	12,359	13,529
Pool #985524 5.500% 6/01/38	13,477	14,760
Pool #988578 5.500% 8/01/38	109,201	119,315
Pool #995482 5.500% 1/01/39	68,958	75,403
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	687,050	686,632
Pool #MA4718 3.000% 9/20/47	75,746	75,677
Pool #MA4836 3.000% 11/20/47	265,114	264,870
Pool #MA6209 3.000% 10/20/49	219,915	215,108
Pool #MA3521 3.500% 3/20/46	272,330	278,491
Pool #MA3597 3.500% 4/20/46	84,396	86,305
Pool #MA3663 3.500% 5/20/46	123,924	126,728
Pool #MA3937 3.500% 9/20/46	102,125	104,340
Pool #MA4127 3.500% 12/20/46	368,744	376,165
Pool #MA4262 3.500% 2/20/47	375,499	383,055
Pool #MA4382 3.500% 4/20/47	96,893	98,843
Pool #MA4719 3.500% 9/20/47	120,879	123,085
Pool #MA4837 3.500% 11/20/47	248,384	252,374
Pool #MA4900 3.500% 12/20/47	895,939	910,329
Pool #MA4653 4.000% 8/20/47	48,010	49,519
Pool #MA4838 4.000% 11/20/47	202,707	208,823
Pool #MA4901 4.000% 12/20/47	87,270	89,903
Pool #MA5078 4.000% 3/20/48	302,520	311,175
Pool #MA5466 4.000% 9/20/48	333,474	341,998
Pool #MA5399 4.500% 8/20/48	630,254	655,887
Pool #MA3666 5.000% 5/20/46	96,450	103,632
Pool #MA4199 5.000% 1/20/47	95,812	101,783
Pool #MA4454 5.000% 5/20/47	162,183	173,500
Pool #MA4722 5.000% 9/20/47	193,649	206,011
Government National Mortgage Association II TBA
2.000% 4/21/52 (e)	1,925,000	1,831,307
2.500% 4/21/52 (e)	5,225,000	5,070,291
Uniform Mortgage Backed Securities TBA
2.000% 4/18/37 (e)	5,050,000	4,904,812
2.000% 4/13/52 (e)	1,900,000	1,764,477
2.000% 5/12/52 (e)	24,400,000	22,618,610
2.500% 4/18/37 (e)	3,950,000	3,903,402
2.500% 5/12/52 (e)	29,325,000	27,943,517
3.000% 4/13/52 (e)	3,650,000	3,573,293
3.000% 5/12/52 (e)	8,050,000	7,862,586
		114,186,889
U.S. Agencies Notes — 1.1%
Federal Home Loan Banks 1.040% 6/14/24	4,110,000	3,980,267
Whole Loans — 0.9%
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Series 2005-1, Class 1A3, 1 mo. USD LIBOR + .500%
0.957% FRN 2/25/35	1,620,084	1,565,492

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
MASTR Adjustable Rate Mortgages Trust 2007-1, Series 2007-1, Class I2A3, 12 mo. MTA + .740%
0.881% FRN 1/25/47	$1,627,908	$1,606,061
		3,171,553

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $125,544,956)		124,348,985

U.S. TREASURY OBLIGATIONS — 31.1%
U.S. Treasury Bonds & Notes — 31.1%
U.S. Treasury Bond
2.000% 11/15/41	18,132,000	16,431,920
2.250% 5/15/41	5,014,000	4,741,282
2.250% 2/15/52	6,054,000	5,802,384
2.375% 2/15/42	585,000	564,616
U.S. Treasury Inflation Index
0.125% 2/15/52	631,056	665,715
U.S. Treasury Note
0.750% 12/31/23	3,437,000	3,349,847
0.875% 1/31/24	9,608,000	9,370,161
1.250% 12/31/26	30,000	28,381
1.500% 2/29/24 (d)	12,762,000	12,585,396
1.500% 1/31/27	7,553,000	7,228,635
1.750% 3/15/25	11,850,000	11,611,151
1.875% 2/28/27 (d)	18,465,000	17,997,662
1.875% 2/15/32	1,015,000	974,558
2.250% 3/31/24	3,415,000	3,412,466
2.375% 3/31/27 (e)	12,825,000	12,870,093
		107,634,267

TOTAL U.S. TREASURY OBLIGATIONS (Cost $110,010,009)		107,634,267

TOTAL BONDS & NOTES (Cost $411,091,443)		401,183,773

TOTAL PURCHASED OPTIONS (#) — 0.0% (Cost $164,390)		45,644

RIGHTS — 0.0%
Communications — 0.0%
Intelsat Jackson Holdings S.A. (f) (g)	755	—
Intelsat Jackson Holdings S.A. (f) (g)	755	—
		—

TOTAL RIGHTS (Cost $0)		—

MML Total Return Bond Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 9.5%

Diversified Financial Services — 9.5%
State Street Navigator Securities Lending Government Money Market Portfolio (j)	32,765,090	$32,765,090

TOTAL MUTUAL FUNDS (Cost $32,765,090)		32,765,090

TOTAL LONG-TERM INVESTMENTS (Cost $444,697,917)		434,204,498

	Principal Amount

SHORT-TERM INVESTMENTS — 7.9%
Repurchase Agreement — 2.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (k)	$7,125,364	7,125,364
U.S. Treasury Bill — 5.8%
U.S. Treasury Bill
0.610% 8/25/22 (l)	4,275,000	4,259,441
0.651% 9/01/22 (l)	3,440,000	3,426,424
0.674% 8/25/22 (l)	1,125,000	1,120,906
0.983% 9/22/22 (l)	4,600,000	4,578,326
0.984% 9/22/22 (l)	6,800,000	6,767,960
		20,153,057

TOTAL SHORT-TERM INVESTMENTS (Cost $27,289,392)		27,278,421

TOTAL INVESTMENTS — 133.4% (Cost $471,987,309) (m)		461,482,919

Less Unfunded Loan Commitments — —%		(35,326)

NET INVESTMENTS — 133.4% (Cost $471,951,983)		461,447,593

Other Assets/(Liabilities) — (33.4)%		(115,430,322)

NET ASSETS — 100.0%		$346,017,271

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at March 31, 2022 where the rate will be determined at time of settlement
(b)	Unfunded or partially unfunded loan commitments.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $58,007,258 or 16.76% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $33,358,022 or 9.64% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,300,341 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(f)	Investment was valued using significant unobservable inputs.
(g)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $0 or 0.00% of net assets.
(h)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2022.
(i)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(j)	Represents investment of security lending cash collateral. (Note 2).
(k)	Maturity value of $7,125,364. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $7,267,885.
(l)	The rate shown represents yield-to-maturity.
(m)	See Note 3 for aggregate cost for federal tax purposes.

(#) Exchange-Traded Options Purchased
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Eurodollar 1 Year Mid Curve Future	9/16/22	98.38	51	USD	12,352,200	$4,144	$21,819	$(17,675)
Eurodollar 1 Year Mid Curve Future	9/16/22	98.75	110	USD	26,642,000	5,500	65,435	(59,935)
Eurodollar Future	12/19/22	98.00	80	USD	19,468,000	36,000	77,136	(41,136)
						$45,644	$164,390	$(118,746)

MML Total Return Bond Fund — Portfolio of Investments (Continued)

Exchange-Traded Options Written
Description	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
Eurodollar 1 Year Mid Curve Future	9/16/22	99.00	250	USD	60,550,000	$(9,375)	$(82,545)	$73,170
Eurodollar 2 Year Mid Curve Future	12/16/22	97.63	61	USD	14,837,488	(41,937)	(42,616)	679
Eurodollar 2 Year Mid Curve Future	12/16/22	97.88	115	USD	27,972,313	(53,906)	(63,803)	9,897
Eurodollar Future	12/19/22	98.25	80	USD	19,468,000	(25,000)	(51,819)	26,819
						$(130,218)	$(240,783)	$110,565
Put
Eurodollar 1 Year Mid Curve Future	9/16/22	97.63	314	USD	76,050,800	$(675,100)	$(214,990)	$(460,110)
Eurodollar 2 Year Mid Curve Future	12/16/22	97.38	176	USD	42,809,800	(205,700)	(179,595)	(26,105)
Eurodollar Future	12/19/22	97.25	80	USD	19,468,000	(79,000)	(36,819)	(42,181)
						$(959,800)	$(431,404)	$(528,396)
						$(1,090,018)	$(672,187)	$(417,831)

Interest Rate Swaptions Written
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
2-Year Interest Rate Swap, 6/10/24	JP Morgan Chase Bank N.A.	6/08/22	3-Month SOFR	Quarterly	1.95%##	Semi-Annually	USD	19,270,000	$(298,300)	$(55,498)	$(242,802)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Short
U.S. Treasury Ultra 10 Year	6/21/22	32	$(4,356,187)	$21,187
U.S. Treasury Note 2 Year	6/30/22	4	(858,868)	11,180
				$32,367

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.072%	Semi-Annually	7/24/25	USD	3,875,000	$(134,778)	$—	$(134,778)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.034%	Semi-Annually	7/24/25	USD	5,725,000	(203,331)	—	(203,331)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.025%	Semi-Annually	7/24/25	USD	7,750,000	(276,420)	—	(276,420)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.390%	Semi-Annually	9/28/25	USD	15,085,000	(413,098)	—	(413,098)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.688%	Semi-Annually	12/07/25	USD	10,555,000	(214,390)	—	(214,390)
Fixed 1.808%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/24/53	USD	325,000	30,031	—	30,031
Fixed 1.785%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/24/53	USD	475,000	46,203	—	46,203
Fixed 1.773%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	7/24/53	USD	650,000	64,982	—	64,982
Fixed 1.870%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	9/28/53	USD	1,285,000	97,891	—	97,891
Fixed 1.743%	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	12/07/53	USD	880,000	87,690	—	87,690
							$(915,220)	$—	$(915,220)
##	Exercise Rate.

Currency Legend

USD	U.S. Dollar

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MML Series Investment Fund (the ’‘Trust’’) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 19, 1984, as restated May 14, 1993, and further amended and restated as of December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a ‘‘Fund’’ or collectively as the ‘‘Funds’’):

MML Conservative Allocation Fund (“Conservative Allocation Fund”)

MML Balanced Allocation Fund (“Balanced Allocation Fund”)

MML Moderate Allocation Fund (“Moderate Allocation Fund”)

MML Growth Allocation Fund (“Growth Allocation Fund”)

MML Aggressive Allocation Fund (“Aggressive Allocation Fund”)

MML American Funds Growth Fund (“MML American Funds Growth Fund”)

MML American Funds International Fund (“MML American Funds International Fund”)

MML American Funds Core Allocation Fund (“MML American Funds Core Allocation Fund”)

MML Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MML Equity Income Fund (“Equity Income Fund”)

MML Equity Index Fund (“Equity Index Fund”)

MML Focused Equity Fund (“Focused Equity Fund”)

MML Foreign Fund (“Foreign Fund”)

MML Fundamental Equity Fund (“Fundamental Equity Fund”)

MML Fundamental Value Fund (“Fundamental Value Fund”)

MML Global Fund (“Global Fund”)

MML Growth & Income Fund (“Growth & Income Fund”)

MML Income & Growth Fund (“Income & Growth Fund”)

MML International Equity Fund (“International Equity Fund”)

MML Large Cap Growth Fund (“Large Cap Growth Fund”)

MML Managed Volatility Fund (“Managed Volatility Fund”)

MML Mid Cap Growth Fund (“Mid Cap Growth Fund”)

MML Mid Cap Value Fund (“Mid Cap Value Fund”)

MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MML Small Company Value Fund (“Small Company Value Fund”)

MML Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”)

MML Total Return Bond Fund (“Total Return Bond Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the Allocation Funds (as defined below), which are “funds of funds” series of the Trust, are the record owners of all of the outstanding shares of the Funds.

The Conservative Allocation Fund, Balanced Allocation Fund, Moderate Allocation Fund, Growth Allocation Fund, and Aggressive Allocation Fund (the “Allocation Funds”) invest their investable assets in shares of series of the Trust and MML Series Investment Fund II, advised by MML Investment Advisers, LLC and non-affiliated mutual funds (together, the “MML Underlying Funds”).

MML American Funds Growth Fund and MML American Funds International Fund (each a “Feeder Fund,” collectively the “Feeder Funds”) invest all of their assets in Class 1 shares of the Growth and International Funds, respectively, each a series of the American Funds Insurance Series (each a “Master Fund,” collectively the “Master Funds”). Each Master Fund is an open-end investment company and organized as a Massachusetts business trust. Each Feeder Fund has an investment objective that is consistent with its corresponding Master Fund. Each Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to mutual funds and intends to distribute substantially all of its taxable income and capital gains to shareholders, which includes the applicable Feeder Fund, to qualify as a regulated investment company. The performance of the Feeder Funds is directly affected by the performance of the Master Funds. The MML American Funds Core Allocation Fund invests all of its investable assets in shares of various series of American Funds Insurance Series, which are managed by Capital Research and Management Company (together, the “American Underlying Funds” and collectively with the MML Underlying Funds, the “Underlying Funds”).

Notes to Portfolio of Investments (Unaudited) (Continued)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund or an Underlying Fund or Master Fund holds foreign securities that trade on days that foreign securities markets are open.

The net asset value of each of the Allocation Funds, Feeder Funds, and MML American Funds Core Allocation Fund is based upon the net asset value(s) of its corresponding Master Fund or Underlying Funds. Shares of the Master Fund and Underlying Funds are valued at their closing net asset values as reported on each business day.

The Prospectuses and Statements of Additional Information (“SAIs”) for the Underlying Funds and Master Funds, as applicable, explain the valuation methods for the Underlying Funds and Master Funds, including the circumstances under which the Underlying Funds or Master Funds, may use fair value pricing and the effects of doing so. Such Prospectuses and SAIs are available on the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at http://www.sec.gov.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds and certain Underlying Funds or Master Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

[1]	The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indexes or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Allocation Funds, Feeder Funds, and MML American Funds Core Allocation Fund characterized all investments at Level 1, as of March 31, 2022. The Focused Equity Fund, Fundamental Value Fund, Income & Growth Fund, Large Cap Growth Fund, Small Cap Growth Equity Fund, and Small/Mid Cap Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2022. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of March 31, 2022, for the remaining Funds’ investments:

Blue Chip Growth Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$544,413,508	$6,404,998	*	$1,239,185	$552,057,691
Preferred Stock	—	—		857,256	857,256
Mutual Funds	1,288,549	—		—	1,288,549
Short-Term Investments	100	1,773,199		—	1,773,299
Total Investments	$545,702,157	$8,178,197		$2,096,441	$555,976,795

Equity Income Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$429,596,878	$12,931,170	*	$—	$442,528,048
Preferred Stock	6,588,636	—		—	6,588,636
Mutual Funds	9,238,457	—		—	9,238,457
Short-Term Investments	1,075	5,600,854		—	5,601,929
Total Investments	$445,425,046	$18,532,024		$—	$463,957,070

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Index Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$728,865,263	$—	$—	$728,865,263
Mutual Funds	—	385,515	—	385,515
Short-Term Investments	—	2,945,502	—	2,945,502
Total Investments	$728,865,263	$3,331,017	$—	$732,196,280
Asset Derivatives
Futures Contracts	$201,882	$—	$—	$201,882

Foreign Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$826,575	$8,217,837	$—	$9,044,412
Austria	—	681,824	—	681,824
Belgium	—	5,515,969	—	5,515,969
Canada	660,345	—	—	660,345
Cayman Islands	—	5,895,741	—	5,895,741
Finland	—	1,189,606	—	1,189,606
France	—	20,819,639	—	20,819,639
Germany	—	26,160,926	—	26,160,926
Ireland	2,140,181	6,538,097	—	8,678,278
Israel	2,461,028	—	—	2,461,028
Italy	—	1,062,782	—	1,062,782
Japan	—	50,335,285	—	50,335,285
Luxembourg	—	2,150,381	—	2,150,381
Netherlands	2,776,168	10,004,241	—	12,780,409
Norway	—	2,078,480	—	2,078,480
Republic of Korea	—	4,038,924	—	4,038,924
Singapore	—	3,536,051	—	3,536,051
Sweden	—	5,683,020	—	5,683,020
Switzerland	—	21,413,970	—	21,413,970
United Kingdom	919,805	34,127,331	—	35,047,136
Mutual Funds	4,049,203	—	—	4,049,203
Total Investments	$13,833,305	$209,450,104	$—	$223,283,409

Fundamental Equity Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$223,051,193	$974,672	*	$—	$224,025,865
Short-Term Investments	—	648,435		—	648,435
Total Investments	$223,051,193	$1,623,107		$—	$224,674,300

Global Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Austria	$—	$557,589	$—	$557,589
Canada	6,657,791	—	—	6,657,791
Denmark	—	797,154	—	797,154
France	—	17,933,283	—	17,933,283
Germany	—	6,811,987	—	6,811,987
Ireland	14,480,568	3,286,535	—	17,767,103
Israel	1,594,000	—	—	1,594,000
Japan	—	3,092,511	—	3,092,511
Mexico	435,148	—	—	435,148
Netherlands	—	4,041,186	—	4,041,186
Republic of Korea	—	1,350,440	—	1,350,440
Spain	—	1,442,535	—	1,442,535
Sweden	—	2,044,240	—	2,044,240
Switzerland	—	14,471,384	—	14,471,384
United Kingdom	694,198	11,776,716	—	12,470,914
United States	72,093,851	—	—	72,093,851
Warrants	83,333	—	—	83,333
Short-Term Investments	—	515,689	—	515,689
Total Investments	$96,038,889	$68,121,249	$—	$164,160,138

Notes to Portfolio of Investments (Unaudited) (Continued)

Growth & Income Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$151,974,933	$6,140,299	*	$—	$158,115,232
Short-Term Investments	—	835,080		—	835,080
Total Investments	$151,974,933	$6,975,379		$—	$158,950,312

International Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$1,702,343	$—	$1,702,343
Belgium	—	2,665,241	—	2,665,241
Canada	9,478,961	—	—	9,478,961
Cayman Islands	792,576	4,658,122	—	5,450,698
Denmark	—	4,972,236	—	4,972,236
Finland	—	489,459	—	489,459
France	—	40,468,350	—	40,468,350
Germany	—	37,004,201	—	37,004,201
Hong Kong	—	3,609,861	—	3,609,861
India	704,927	786,437	—	1,491,364
Indonesia	—	97,505	—	97,505
Ireland	2,462,185	2,045,908	—	4,508,093
Israel	2,067,955	—	—	2,067,955
Italy	—	5,386,278	—	5,386,278
Japan	—	24,390,662	—	24,390,662
Mexico	957,060	—	—	957,060
Netherlands	—	11,451,060	—	11,451,060
Portugal	—	1,147,825	—	1,147,825
Republic of Korea	—	1,273,684	—	1,273,684
Singapore	—	2,134,776	—	2,134,776
Spain	—	2,423,124	—	2,423,124
Sweden	—	3,362,530	—	3,362,530
Switzerland	—	32,363,128	—	32,363,128
Taiwan	2,522,049	—	—	2,522,049
United Kingdom	1,316,316	28,707,330	—	30,023,646
United States	991,518	—	—	991,518
Preferred Stock*
Republic of Korea	—	1,049,994	—	1,049,994
Mutual Funds	626,054	—	—	626,054
Short-Term Investments	—	3,242,074	—	3,242,074
Total Investments	21,919,601	215,432,128	—	237,351,729
Asset Derivatives
Forward Contracts	$—	$3,748	$—	$3,748
Liability Derivatives
Forward Contracts	$—	$(234)	$—	$(234)

Managed Volatility Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$130,517,868	$—	$—		$130,517,868
Corporate Debt	—	—	—	+	—
Purchased Options	1,180,794	—	—		1,180,794
Short-Term Investments	—	1,802,855	—		1,802,855
Total Investments	$131,698,662	$1,802,855	$—		$133,501,517
Liability Derivatives
Written Options	$(2,302,051)	$—	$—		$(2,302,051)

Notes to Portfolio of Investments (Unaudited) (Continued)

Mid Cap Growth Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$373,284,774	$5,171,949	$981,778	$379,438,501
Preferred Stock	—	—	1,719,646	1,719,646
Mutual Funds	—	4,007,609	—	4,007,609
Short-Term Investments	102	11,692,289	—	11,692,391
Total Investments	$373,284,876	$20,871,847	$2,701,424	$396,858,147

Mid Cap Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$312,401,290	$21,970,200	*	$—	$334,371,490
Mutual Funds	6,996,188	2,365		—	6,998,553
Short-Term Investments	—	6,728,021		—	6,728,021
Total Investments	$319,397,478	$28,700,586		$—	$348,098,064
Asset Derivatives
Forward Contracts	$—	$68,129		$—	$68,129
Liability Derivatives
Forward Contracts	$—	$(49,624)		$—	$(49,624)

Small Company Value Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$90,022,878	$721,746	*	$—	$90,744,624
Mutual Funds	2,055,914	—		—	2,055,914
Short-Term Investments	—	773,980		—	773,980
Total Investments	$92,078,792	$1,495,726		$—	$93,574,518
Asset Derivatives
Forward Contracts	$—	$47		$—	$47
Liability Derivatives
Forward Contracts	$—	$(3,333)		$—	$(3,333)

Total Return Bond Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$209,991	$—	$—		$209,991
Bank Loans (Less Unfunded Loan Commitments)	—	6,776,949	—		6,776,949
Corporate Debt	—	102,487,987	—	+	102,487,987
Municipal Obligations	—	3,744,521	—		3,744,521
Non-U.S. Government Agency Obligations	—	51,667,401	—		51,667,401
Sovereign Debt Obligations	—	4,487,875	—		4,487,875
U.S. Government Agency Obligations and Instrumentalities	—	124,348,985	—		124,348,985
U.S. Treasury Obligations	—	107,634,267	—		107,634,267
Purchased Options	45,644	—	—		45,644
Rights	—	—	—	+	—
Mutual Funds	—	32,765,090	—		32,765,090
Short-Term Investments	—	27,278,421	—		27,278,421
Unfunded Loan Commitments**	—	462	—		462
Total Investments	$255,635	461,191,958	$—		$461,447,593
Asset Derivatives
Futures Contracts	32,367	—	—		32,367
Swap Agreements	—	326,797	—		326,797
Total	$32,367	$326,797	$—		$359,164
Liability Derivatives
Swap Agreements	—	(1,242,017)	—		(1,242,017)
Written Options	(1,090,018)	(298,300)	—		(1,388,318)
Total	$(1,090,018)	$(1,540,317)	$—		$(2,630,335)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.

+	Represents a security at $0 value as of March 31, 2022.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds’ most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the SEC’s EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund, other than the Allocation Funds, Feeder Funds, and MML American Funds Core Allocation Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2022, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds' cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the Foreign Fund and the International Equity Fund invests substantially all of its assets in foreign securities. The other Funds, except for the Allocation Funds, Feeder Funds, and MML American Funds Core Allocation Fund may also invest in foreign securities. In addition, certain Underlying Funds or Master Funds may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Code, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At March 31, 2022, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

Notes to Portfolio of Investments (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Conservative Allocation Fund	$370,825,406	$20,785,001	$(17,669,278)	$3,115,723
Balanced Allocation Fund	418,025,330	29,507,393	(14,233,210)	15,274,183
Moderate Allocation Fund	1,512,919,215	108,947,277	(40,272,051)	68,675,226
Growth Allocation Fund	1,037,330,968	96,050,362	(24,438,942)	71,611,420
Aggressive Allocation Fund	145,398,303	12,164,316	(3,510,254)	8,654,062
MML American Funds Growth Fund	187,177,515	76,337,389	–	76,337,389
MML American Funds International Fund	51,143,718	2,845,579	–	2,845,579
MML American Funds Core Allocation Fund	743,177,057	125,659,112	(14,342,071)	111,317,041
Blue Chip Growth Fund	365,509,300	222,146,412	(31,678,917)	190,467,495
Equity Income Fund	340,133,920	128,132,533	(4,309,383)	123,823,150
Equity Index Fund	356,776,463	387,607,693	(12,187,876)	375,419,817
Focused Equity Fund	285,333,800	62,448,451	(2,667,591)	59,780,860
Foreign Fund	211,664,190	31,397,757	(19,778,538)	11,619,219
Fundamental Equity Fund	192,671,543	39,748,312	(7,745,555)	32,002,757
Fundamental Value Fund	144,872,956	49,711,034	(2,335,156)	47,375,878
Global Fund	126,506,471	41,031,001	(3,377,334)	37,653,667
Growth & Income Fund	87,480,451	72,518,495	(1,048,634)	71,469,861
Income & Growth Fund	188,292,078	63,579,477	(3,700,552)	59,878,925
International Equity Fund	246,294,729	13,390,171	(22,333,171)	(8,943,000)
Large Cap Growth Fund	162,790,318	49,090,824	(3,486,730)	45,604,094
Managed Volatility Fund	75,009,763	61,575,770	(3,084,016)	58,491,754
Mid Cap Growth Fund	315,054,179	105,591,036	(23,787,068)	81,803,968
Mid Cap Value Fund	304,776,150	49,146,101	(5,824,187)	43,321,914
Small Cap Growth Equity Fund	162,142,719	28,885,636	(11,572,494)	17,313,142
Small Company Value Fund	97,086,007	4,123,682	(7,635,171)	(3,511,489)
Small/Mid Cap Value Fund	139,307,124	30,241,690	(5,490,430)	24,751,260
Total Return Bond Fund	471,951,983	2,062,202	(12,566,592)	(10,504,390)

4. New Accounting Pronouncements

In January 2021, FASB issued Accounting Standards Update 2021-01 — Reference Rate Reform (Topic 848) — Scope (“ASU 2021-01”) as an update to Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) in order to make certain clarifications. ASU 2020-04 and ASU 2021-01 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 and ASU 2021-01 will have a material impact on the financial statements.

Notes to Portfolio of Investments (Unaudited) (Continued)

5. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects, such as declines in global financial markets and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

6. Russian-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Underlying Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States and/or other countries. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. Such sanctions may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund’s ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.

7. Subsequent Events

Effective April 29, 2022, the MML Growth & Income Fund changed its name to the MML Sustainable Equity Fund.